SEPTEMBER 30, 2000


                                                      ASSET CLASSES

                                                      (*)  EQUITY FUNDS
                                                       *   FUNDS OF FUNDS
                                                       *   BOND FUNDS
                                                       *   TAX FREE FUNDS
                                                       *   MONEY MARKET FUNDS


FUND PROFILE



FIRST AMERICAN

BALANCED
     FUND


CLASS A, CLASS B,
AND CLASS C SHARES


THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 1-800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN BALANCED FUND

--------------------------------------------------------------------------------
OBJECTIVE

Balanced Fund's objective is to maximize total return (capital appreciation plus income).

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Balanced Fund invests in a balanced portfolio of stocks and bonds. The mix of securities will change based on existing and anticipated market conditions. Over the long term, the fund's asset mix is likely to average approximately 60% equity securities and 40% debt securities.

Under normal market conditions, the equity securities portion of the fund's portfolio will be invested primarily (at least 75% of the total assets) in common stocks of companies that cover a broad range of industries and that have market capitalizations of at least $5 billion at the time of purchase. The fund's advisor will utilize separate value and growth strategies in selecting securities for this portion of the fund. The advisor expects that, over the long term, the fund will be invested in an equal mix of value and growth securities.

In implementing the value strategy for this portion of the fund, the advisor will select securities that it believes are undervalued relative to other securities in the same industry or market; exhibit good or improving fundamentals; and exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years. In implementing the growth strategy for this portion of the fund, the advisor will select securities that exhibit the potential for superior growth based on factors such as above average growth in revenue and earnings; strong competitive position; strong management; and sound financial condition. Up to 25% of the equity portion of the fund may be invested in securities of foreign issuers that are either listed on a U.S. stock exchange or represented by American Depositary Receipts.

Under normal market conditions, the debt securities portion of the fund's portfolio will be comprised of securities such as: U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) including zero coupon bonds; mortgage- and asset-backed securities; and corporate debt obligations. The fund's debt securities will be rated investment grade at the time or purchase or, if unrated, determined to be of comparable quality by the fund's advisor. At least 65% of these securities will be either U.S. government securities or securities that have received at least an A or equivalent rating. The fund may invest up to 15% of the debt portion of its portfolio in foreign securities payable in United States dollars. Under normal market conditions the fund attempts to maintain a weighted average effective maturity for the debt securities in its portfolio of 15 years or less and an average effective duration of three to eight years. The fund's weighted average effective maturity and effective duration are measurers of how the fund may react to interest rate changes.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. It also may invest up to 25% of total assets in dollar roll transactions.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISK OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, in a sector of the market, or in a particular company or industry.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

INTEREST RATE AND INCOME RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Additionally, the fund's income could decline due to falling market interest rates.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

CALL RISK. During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates.

RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower interest rates.

RISKS OF DOLLAR ROLL TRANSACTIONS. The use of mortgage dollar rolls could increase the volatility of the fund's share price.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower. The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark indices, which are a broad measures of market performance. However, because Class C shares have not been offered for a full calendar year, no information is presented for these shares. The fund's performance reflects sales charges and fund expenses; the benchmarks are unmanaged and have no expenses. Both the chart and the table assume that all distributions have been reinvested.


NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

                              1      FUND PROFILE - First American Balanced Fund

FIRST AMERICAN BALANCED FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

 12.31%   0.79%   26.51%   17.76%   16.98%   10.47%   3.10%
------------------------------------------------------------------
  1993    1994     1995     1996     1997     1998    1999

Best Quarter:
Quarter ending:    June 30, 1997         10.08%

Worst Quarter:
Quarter ending:    September 30, 1998    (5.78)%

AVERAGE ANNUAL TOTAL RETURNS             Inception         Year                           Since Inception   Since Inception
AS OF 12/31/99                                Date   To Date(2)   One Year   Five Years         (Class A)         (Class B)
---------------------------------------------------------------------------------------------------------------------------
Balanced Fund (Class A)                   12/14/92      (2.48)%    (2.31)%       13.47%            11.41%               N/A
---------------------------------------------------------------------------------------------------------------------------
Balanced Fund (Class B)                    8/15/94      (2.82)%    (2.19)%       13.61%               N/A            12.56%
---------------------------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(3)                (1.39)%    21.04%        28.55%            21.52%            25.95%
---------------------------------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index(4)                           7.12%     (0.83)%        7.73%             7.70%             8.27%
---------------------------------------------------------------------------------------------------------------------------
Lehman Gov't/Credit Bond Index                           7.16%     (2.15)%        7.60%             6.42%             6.88%
---------------------------------------------------------------------------------------------------------------------------

(1)Total return (without sales charges reflected) for the period from 1/1/2000 to 9/30/2000 was 2.88% and 2.18%, respectively, for Class A and Class B shares.
(2)Year to date performance for the fund (with sales charges reflected) and the indices is for the period from 1/1/2000 to 9/30/2000.
(3)An unmanaged index of large capitalization stocks. The since inception performance of the index for Class A and Class B shares is calculated from 12/31/92 and 8/31/94, respectively.
(4)An unmanaged index composed of the Lehman Government/Credit Bond Index, the Lehman Mortgage Backed Securities Index and the Lehman Asset Backed Securities Index. The Lehman Government/Credit Bond Index is comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment-grade corporate debt securities. The Lehman Mortgage Backed Securities Index is comprised of the mortgage-backed pass through securities of Ginnie Mae, Fannie Mae, and Freddie Mac. The Lehman Asset-Backed Index is composed of debt securities backed by credit card, auto and home equity loans that are rated investment grade or higher. The since inception performance of the index for Class A and Class B shares is calculated from 12/31/92 and 8/31/94, respectively. Previously, the fund used the Lehman Government/Credit Bond Index as a benchmark. Going forward, the fund will use the Lehman Aggregate Bond Index as a comparison, because it is better suited to the fund's investment strategies.

PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                               CLASS A     CLASS B     CLASS C
--------------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)
 AS A % OF OFFERING PRICE                                                        5.25%       0.00%       1.00%

 MAXIMUM DEFERRED SALES CHARGE (LOAD)
 AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS     0.00%(2)    5.00%       1.00%

 ANNUAL MAINTENANCE FEE(3)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                               $25         $25         $25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------------------------------------
 Management Fees                                                                 0.70%       0.70%       0.70%
 Distribution and Service (12b-1) Fees                                           0.25%       1.00%       1.00%
 Other Expenses                                                                  0.21%       0.21%       0.21%
 TOTAL                                                                           1.16%       1.91%       1.91%
--------------------------------------------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

 Waiver of Fund Expenses                                                       (0.11)%     (0.11)%     (0.10)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                         1.05%       1.80%       1.81%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.05%, 1.80%, AND 1.80%, RESPECTIVELY, FOR CLASS A, CLASS B, AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.
(3)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares.

--------------------------------------------------------------------------------
 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                       CLASS B                  CLASS B                 CLASS C                  CLASS C
                           assuming redemption   assuming no redemption     assuming redemption   assuming no redemption
               CLASS A   at end of each period    at end of each period   at end of each period    at end of each period
------------------------------------------------------------------------------------------------------------------------
   1 year       $  637                  $  694                   $  194                  $  392                   $  292
   3 years      $  874                  $1,000                   $  600                  $  694                   $  694
   5 years      $1,130                  $1,232                   $1,032                  $1,121                   $1,121
  10 years      $1,860                  $2,038                   $2,038                  $2,310                   $2,310


                              2      FUND PROFILE - First American Balanced Fund

FIRST AMERICAN BALANCED FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2000, it had more than $77 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund's investments are managed by a team of persons associated with First American Asset Management.

--------------------------------------------------------------------------------
BUYING FUND SHARES

You may become a shareholder of the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus any applicable sales load. Class A shares charge a front-end sales load that varies depending on the amount of your purchase (set forth in the chart below). Class B shares have a back-end sales load, which means that if you redeem your shares within six years of purchase, you will pay a contingent deferred sales charge
(CDSC) that declines from 5% the first year the shares are held to 0% by the beginning of the seventh year the shares are held. Class C shares have a 1% front-end sales load and a CDSC of 1% if the shares are redeemed within 18 months from the date of purchase. In addition to the different sales-load structures between Class A, Class B and Class C shares, the fees and expenses may vary (as set forth in the Fees and Expenses table). See an investment professional to help determine which share class is best suited to your needs.

                                                                         Maximum
                                              Sales Charge           Reallowance
                                         As a % of      As a % of      as a % of
                                          Purchase     Net Amount       Purchase
                                             Price       Invested          Price
--------------------------------------------------------------------------------
Less than  $ 50,000                          5.25%          5.54%          5.00%
$ 50,000 - $ 99,999                          4.25%          4.44%          4.00%
$100,000 - $249,999                          3.25%          3.36%          3.00%
$250,000 - $499,999                          2.25%          2.30%          2.00%
$500,000 - $999,999                          1.75%          1.78%          1.50%
$1 million and over                          0.00%          0.00%          0.00%

You may purchase shares of the fund by contacting your investment professional or financial institution. You may also purchase shares of the fund by completing a new account application. New account applications may be obtained by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
SELLING FUND SHARES

If you are selling Class B or Class C shares, you may pay a CDSC.

If you purchased shares of the fund through an investment professional or financial institution, simply call them to sell your shares. You may also sell your shares by calling Investor Services at 1-800-637-2548. To sell shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Dividend and capital gain distributions will be reinvested in additional shares of the fund, unless you request otherwise. Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account). Dividends from the fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of the fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you have held your shares.

--------------------------------------------------------------------------------
SERVICES OFFERED

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling First American Funds Investor Services at 1-800-637-2548.



FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

FPR-BAL-00


                              3      FUND PROFILE - First American Balanced Fund

                                                      SEPTEMBER 30, 2000


                                                      ASSET CLASSES

                                                      (*)  EQUITY FUNDS
                                                       *   FUNDS OF FUNDS
                                                       *   BOND FUNDS
                                                       *   TAX FREE FUNDS
                                                       *   MONEY MARKET FUNDS


FUND PROFILE



FIRST AMERICAN

EQUITY INCOME
       FUND


CLASS A, CLASS B,
AND CLASS C SHARES


THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 1-800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN EQUITY INCOME FUND

--------------------------------------------------------------------------------
OBJECTIVE

Equity Income Fund's objective is long-term growth of capital and income.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Equity Income Fund invests primarily (at least 65% of its total assets) in equity securities of companies which the fund's investment advisor believes are characterized by:

o  the ability to pay above average dividends.

o  the ability to finance expected growth.

o  strong management.

The fund will attempt to maintain a dividend that will grow quickly enough to keep pace with inflation. As a result, higher-yielding equity securities will generally represent the core holdings of the fund. However, the fund also may invest in lower-yielding, higher growth equity securities if the advisor believes they will help balance the portfolio. The fund's equity securities include common stocks and preferred stocks, and corporate debt securities which are convertible into common stocks. All securities held by the fund will provide current income at the time of purchase.

The fund invests in convertible debt securities in pursuit of both long-term growth of capital and income. The securities' conversion features provide long-term growth potential, while interest payments on the securities provide income. The fund may invest in convertible debt securities without regard to their ratings, and therefore may hold convertible debt securities which are rated lower than investment grade.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

RISKS OF NON-INVESTMENT GRADE SECURITIES. The fund may invest in securities which are rated lower than investment grade. These securities, which are commonly called "high-yield" securities or "junk bonds," generally have more volatile prices and carry more risk to principal than investment grade securities. High yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

--------------------------------------------------------------------------------
FUND PERFORMANCE

The illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower. The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. However, because Class C shares have not been offered for a full calendar year, no information is presented for these shares. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.


NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

                         1      FUND PROFILE - First American Equity Income Fund

FIRST AMERICAN EQUITY INCOME FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1),(2)

[BAR CHART]

   4.70%    3.85%    22.73%    19.80%   27.53%    15.68%   3.86%
--------------------------------------------------------------------
   1993     1994      1995      1996     1997      1998    1999

Best Quarter:
Quarter ending:    June 30, 1997         11.95%

Worst Quarter:
Quarter ending:    September 30, 1999    (8.67)%

AVERAGE ANNUAL TOTAL RETURNS             Inception         Year                           Since Inception   Since Inception
AS OF 12/31/99(1)                             Date   To Date(3)   One Year   Five Years         (Class A)         (Class B)
---------------------------------------------------------------------------------------------------------------------------
Equity Income Fund (Class A)              12/18/92      (0.12)%    (1.59)%       16.38%            12.78%               N/A
---------------------------------------------------------------------------------------------------------------------------
Equity Income Fund (Class B)               8/15/94      (0.11)%    (1.53)%       16.63%               N/A            15.60%
---------------------------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(4)                (1.39)%    21.04%        28.55%            21.52%            25.95%
---------------------------------------------------------------------------------------------------------------------------
Lehman Gov't/Credit Bond Index(5)                        7.16%     (2.15)%        7.60%             6.42%             6.88%
---------------------------------------------------------------------------------------------------------------------------

(1)First American Asset Management became the investment advisor of the Equity Income Fund on 3/25/94. Prior to the change, Boulevard Bank was the investment advisor of the fund.
(2)Total return (without sales charges reflected) for the period from 1/1/2000 to 9/30/2000 was 5.43% and 4.89%, respectively, for Class A and Class B shares.
(3)Year to date performance for the fund (with sales charges reflected) and the indices is for the period from 1/1/2000 to 9/30/2000.
(4)An unmanaged index of large capitalization stocks. The since inception performance of the index for Class A and Class B shares is calculated from 3/31/94 and 8/31/94, respectively.
(5)An unmanaged index of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index for Class A and Class B shares is calculated from 12/31/92 and 8/31/94, respectively.

PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                               CLASS A    CLASS B     CLASS C
-------------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)
 AS A % OF OFFERING PRICE                                                        5.25%      0.00%       1.00%

 MAXIMUM DEFERRED SALES CHARGE (LOAD)
 AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS     0.00%(2)   5.00%       1.00%

 ANNUAL MAINTENANCE FEE(3)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                               $25        $25         $25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
-------------------------------------------------------------------------------------------------------------
 Management Fees                                                                 0.70%      0.70%       0.70%
 Distribution and Service (12b-1) Fees                                           0.25%      1.00%       1.00%
 Other Expenses                                                                  0.18%      0.18%       0.18%
 TOTAL                                                                           1.13%      1.88%       1.88%
-------------------------------------------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

 Waiver of Fund Expenses                                                       (0.13)%    (0.13)%     (0.12)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                         1.00%      1.75%       1.76%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.00%, 1.75%, AND 1.75%, RESPECTIVELY, FOR CLASS A, CLASS B, AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.
(3)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares.

--------------------------------------------------------------------------------
 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                       CLASS B                  CLASS B                 CLASS C                  CLASS C
                           assuming redemption   assuming no redemption     assuming redemption   assuming no redemption
               CLASS A   at end of each period    at end of each period   at end of each period    at end of each period
------------------------------------------------------------------------------------------------------------------------
  1 year        $  634                  $  691                   $  191                  $  389                   $  289
  3 years       $  865                  $  991                   $  591                  $  685                   $  685
  5 years       $1,115                  $1,216                   $1,016                  $1,106                   $1,106
 10 years       $1,827                  $2,005                   $2,005                  $2,279                   $2,279


                        2       FUND PROFILE - First American Equity Income Fund

FIRST AMERICAN EQUITY INCOME FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2000, it had more than $77 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

--------------------------------------------------------------------------------
BUYING FUND SHARES

You may become a shareholder of the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus any applicable sales load. Class A shares charge a front-end sales load that varies depending on the amount of your purchase (set forth in the chart below). Class B shares have a back-end sales load, which means that if you redeem your shares within six years of purchase, you will pay a contingent deferred sales charge
(CDSC) that declines from 5% the first year the shares are held to 0% by the beginning of the seventh year the shares are held. Class C shares have a 1% front-end sales load and a CDSC of 1% if the shares are redeemed within 18 months from the date of purchase. In addition to the different sales-load structures between Class A, Class B and Class C shares, the fees and expenses may vary (as set forth in the Fees and Expenses table). See an investment professional to help determine which share class is best suited to your needs.

                                                                         Maximum
                                               Sales Charge          Reallowance
                                         As a % of      As a % of      as a % of
                                          Purchase     Net Amount       Purchase
                                             Price       Invested          Price
--------------------------------------------------------------------------------
Less than  $ 50,000                          5.25%          5.54%          5.00%
$ 50,000 - $ 99,999                          4.25%          4.44%          4.00%
$100,000 - $249,999                          3.25%          3.36%          3.00%
$250,000 - $499,999                          2.25%          2.30%          2.00%
$500,000 - $999,999                          1.75%          1.78%          1.50%
$1 million and over                          0.00%          0.00%          0.00%

You may purchase shares of the fund by contacting your investment professional or financial institution. You may also purchase shares of the fund by completing a new account application. New account applications may be obtained by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
SELLING FUND SHARES

If you are selling Class B or Class C shares, you may pay a CDSC.

If you purchased shares of the fund through an investment professional or financial institution, simply call them to sell your shares. You may also sell your shares by calling Investor Services at 1-800-637-2548. To sell shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Dividend and capital gain distributions will be reinvested in additional shares of the fund, unless you request otherwise. Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account). Dividends from the fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of the fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you have held your shares.

--------------------------------------------------------------------------------
SERVICES OFFERED

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling First American Funds Investor Services at 1-800-637-2548.



FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

FPR-EINC-00


                         3      FUND PROFILE - First American Equity Income Fund

                                                      SEPTEMBER 30, 2000


                                                      ASSET CLASSES

                                                      (*)  EQUITY FUNDS
                                                       *   FUNDS OF FUNDS
                                                       *   BOND FUNDS
                                                       *   TAX FREE FUNDS
                                                       *   MONEY MARKET FUNDS


FUND PROFILE



FIRST AMERICAN

EQUITY INDEX
       FUND

CLASS A, CLASS B,
AND CLASS C SHARES


THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 1-800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN EQUITY INDEX FUND

--------------------------------------------------------------------------------
OBJECTIVE

Equity Index Fund's objective is to provide investment results that correspond to the performance of the Standard & Poor's 500 Composite Index (S&P 500).

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Equity Index Fund invests at least 90% of its total assets in common stocks included in the S&P 500. The S&P 500 is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity and industry group representation.

The fund's advisor believes that the fund's objective can best be achieved by investing in common stocks of approximately 90% to 100% of the issues included in the S&P 500, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as possible, the composition of the S&P 500.

Because the fund may not always hold all of the stocks included in the S&P 500, and because the fund has expenses and the index does not, the fund will not duplicate the index's performance precisely. However, the fund's advisor believes there should be a close correlation between the fund's performance and that of the S&P 500 in both rising and falling markets.

The fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 500 of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 500. If the fund is unable to achieve a correlation of 95% over time, the fund's board of directors will consider alternative strategies for the fund.

The fund also may invest up to 10% of its total assets in stock index futures contracts, options on stock indices, options on stock index futures and index participation contracts based on the S&P 500. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of fund assets devoted to replicating the composition of the S&P 500 and to reduce transaction costs.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year.
You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

FAILURE TO MATCH PERFORMANCE OF S&P 500. The fund's ability to replicate the performance of the S&P 500 may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor's calculates the performance of the S&P 500, the amount and timing of cash flows into and out of the fund, commissions, sales charges (if any), and other expenses.

RISKS OF OPTIONS AND FUTURES. The fund will suffer a loss in connection with its use of options, futures contracts and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the options or the futures contracts.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had were, returns would be lower. The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. However, because Class C shares have not been offered for a full calendar year, no information is presented for these shares. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.


NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

                          1      FUND PROFILE - First American Equity Index Fund

FIRST AMERICAN EQUITY INDEX FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

   9.80%    1.02%    36.63%    22.13%   32.51%    28.24%   20.12%
--------------------------------------------------------------------
   1993     1994      1995      1996     1997      1998     1999

Best Quarter:
Quarter ending:    December 31, 1998     21.30%

Worst Quarter:
Quarter ending:    September 30, 1998    (9.96)%

AVERAGE ANNUAL TOTAL RETURNS             Inception         Year                          Since Inception  Since Inception
AS OF 12/31/99                                Date   To Date(2)   One Year   Five Years        (Class A)        (Class B)
-------------------------------------------------------------------------------------------------------------------------
Equity Index Fund (Class A)               12/14/92      (7.21)%     13.79%       26.41%           19.92%              N/A
-------------------------------------------------------------------------------------------------------------------------
Equity Index Fund (Class B)                8/15/94      (7.48)%     14.21%       26.69%              N/A           24.69%
-------------------------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(3)                (1.39)%     21.04%       28.55%           21.52%           25.95%
-------------------------------------------------------------------------------------------------------------------------

(1)Total return (without sales charges reflected) for the period from 1/1/2000 to 9/30/2000 was (2.06)% and (2.62)%, respectively, for Class A and Class B shares.
(2)Year to date performance for the fund (with sales charges reflected) and the index is for the period from 1/1/2000 to 6/30/2000.
(3)An unmanaged index of large capitalization stocks. The since inception performance of the index for Class A and Class B shares is calculated from 12/31/92 and 8/31/94, respectively.

PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                               CLASS A     CLASS B    CLASS C
-------------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)
 AS A % OF OFFERING PRICE                                                        5.25%       0.00%      1.00%

 MAXIMUM DEFERRED SALES CHARGE (LOAD)
 AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS     0.00%(2)    5.00%      1.00%

 ANNUAL MAINTENANCE FEE(3)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                               $25         $25        $25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
-------------------------------------------------------------------------------------------------------------
 Management Fees                                                                 0.70%       0.70%      0.70%
 Distribution and Service (12b-1) Fees                                           0.25%       1.00%      1.00%
 Other Expenses                                                                  0.19%       0.19%      0.19%
 TOTAL                                                                           1.14%       1.89%      1.89%
-------------------------------------------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

 Waiver of Fund Expenses                                                       (0.54)%     (0.54)%    (0.54)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                         0.60%       1.35%      1.35%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.60%, 1.35%, AND 1.35%, RESPECTIVELY, FOR CLASS A, CLASS B, AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.
(3)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares.
--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                       CLASS B                  CLASS B                 CLASS C                  CLASS C
                           assuming redemption   assuming no redemption     assuming redemption   assuming no redemption
               CLASS A   at end of each period    at end of each period   at end of each period    at end of each period
------------------------------------------------------------------------------------------------------------------------
   1 year       $  635                  $  692                   $  192                  $  390                   $  290
   3 years      $  868                  $  994                   $  594                  $  688                   $  688
   5 years      $1,120                  $1,221                   $1,021                  $1,111                   $1,111
  10 years      $1,838                  $2,016                   $2,016                  $2,289                   $2,289


                          2      FUND PROFILE - First American Equity Index Fund

FIRST AMERICAN EQUITY INDEX FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2000, it had more than $77 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

--------------------------------------------------------------------------------
BUYING FUND SHARES

You may become a shareholder of the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus any applicable sales load. Class A shares charge a front-end sales load that varies depending on the amount of your purchase (set forth in the chart below). Class B shares have a back-end sales load, which means that if you redeem your shares within six years of purchase, you will pay a contingent deferred sales charge
(CDSC) that declines from 5% the first year the shares are held to 0% by the beginning of the seventh year the shares are held. Class C shares have a 1% front-end sales load and a CDSC of 1% if the shares are redeemed within 18 months from the date of purchase. In addition to the different sales-load structures between Class A, Class B and Class C shares, the fees and expenses may vary (as set forth in the Fees and Expenses table). See an investment professional to help determine which share class is best suited to your needs.

                                                                         Maximum
                                               Sales Charge          Reallowance
                                         As a % of      As a % of      as a % of
                                          Purchase     Net Amount       Purchase
                                             Price       Invested          Price
--------------------------------------------------------------------------------
Less than  $ 50,000                          5.25%          5.54%          5.00%
$ 50,000 - $ 99,999                          4.25%          4.44%          4.00%
$100,000 - $249,999                          3.25%          3.36%          3.00%
$250,000 - $499,999                          2.25%          2.30%          2.00%
$500,000 - $999,999                          1.75%          1.78%          1.50%
$1 million and over                          0.00%          0.00%          0.00%

You may purchase shares of the fund by contacting your investment professional or financial institution. You may also purchase shares of the fund by completing a new account application. New account applications may be obtained by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
SELLING FUND SHARES

If you are selling Class B or Class C shares, you may pay a CDSC.

If you purchased shares of the fund through an investment professional or financial institution, simply call them to sell your shares. You may also sell your shares by calling Investor Services at 1-800-637-2548. To sell shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Dividend and capital gain distributions will be reinvested in additional shares of the fund, unless you request otherwise. Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account). Dividends from the fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of the fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you have held your shares.

--------------------------------------------------------------------------------
SERVICES OFFERED

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling First American Funds Investor Services at 1-800-637-2548.



FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

FPR-EINDX-00


                          3      FUND PROFILE - First American Equity Index Fund

                                                      SEPTEMBER 30, 2000


                                                      ASSET CLASSES

                                                      (*)  EQUITY FUNDS
                                                       *   FUNDS OF FUNDS
                                                       *   BOND FUNDS
                                                       *   TAX FREE FUNDS
                                                       *   MONEY MARKET FUNDS


FUND PROFILE



FIRST AMERICAN

LARGE CAP
    GROWTH
       FUND

CLASS A, CLASS B,
AND CLASS C SHARES


THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 1-800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
OBJECTIVE

Large Cap Growth Fund's objective is long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Large Cap Growth Fund invests primarily (at least 75% of its total assets) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase. The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o  above average growth in revenue and earnings.

o  strong competitive position.

o  strong management.

o  sound financial condition.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCK. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower. The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. However, because Class C shares have not been offered for a full calendar year, no information is presented for these shares. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.


NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

                      1      FUND PROFILE - First American Large Cap Growth Fund

FIRST AMERICAN LARGE CAP GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1),(2)

[BAR CHART]

  -2.15%   -1.00%    32.43%    22.93%   21.42%    23.56%   37.76%
--------------------------------------------------------------------
   1993     1994      1995      1996     1997      1998     1999

Best Quarter:
Quarter ending:    December 31, 1999      22.65%

Worst Quarter:
Quarter ending:    September 30, 1998    (14.22)%

AVERAGE ANNUAL TOTAL RETURNS             Inception         Year                          Since Inception   Since Inception
AS OF 12/31/99(1)                             Date   To Date(3)   One Year   Five Years        (Class A)         (Class B)
--------------------------------------------------------------------------------------------------------------------------
Large Cap Growth Fund (Class A)           12/18/92      (2.80)%     30.50%       26.10%           17.00%               N/A
--------------------------------------------------------------------------------------------------------------------------
Large Cap Growth Fund (Class B)            8/15/94      (3.00)%     31.64%       26.37%              N/A            25.38%
--------------------------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(4)                (1.39)%     21.04%       28.55%           21.52%            25.95%
--------------------------------------------------------------------------------------------------------------------------

(1)First American Asset Management became the investment advisor of the Large Cap Growth Fund on 3/25/94. Prior to the change, Boulevard Bank was the investment advisor of the fund.
(2)Total return (without sales charges reflected) for the period from 1/1/2000 to 9/30/2000 was 2.57% and 2.00%, respectively, for Class A and Class B shares.
(3)Year to date performance for the fund (with sales charges reflected) and the index is for the period from 1/1/2000 to 9/30/2000.
(4)An unmanaged index of large capitalization stocks. The since inception performance of the index for Class A and Class B shares is calculated from 12/31/92 and 8/31/94, respectively.

PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                               CLASS A     CLASS B     CLASS C
--------------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)
 AS A % OF OFFERING PRICE                                                        5.25%       0.00%       1.00%

 MAXIMUM DEFERRED SALES CHARGE (LOAD)
 AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS     0.00%(2)    5.00%       1.00%

 ANNUAL MAINTENANCE FEE(3)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                               $25         $25         $25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------------------------------------
 Management Fees                                                                 0.70%       0.70%       0.70%
 Distribution and Service (12b-1) Fees                                           0.25%       1.00%       1.00%
 Other Expenses                                                                  0.19%       0.19%       0.19%
 TOTAL                                                                           1.14%       1.89%       1.89%
--------------------------------------------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

 Waiver of Fund Expenses                                                       (0.09)%     (0.09)%     (0.09)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                         1.05%       1.80%       1.80%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.05%, 1.80%, AND 1.80%, RESPECTIVELY, FOR CLASS A, CLASS B, AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.
(3)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares.

--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                       CLASS B                  CLASS B                 CLASS C                  CLASS C
                           assuming redemption   assuming no redemption     assuming redemption   assuming no redemption
               CLASS A   at end of each period    at end of each period   at end of each period    at end of each period
------------------------------------------------------------------------------------------------------------------------
   1 year       $  635                  $  692                   $  192                  $  390                   $  290
   3 years      $  868                  $  994                   $  594                  $  688                   $  688
   5 years      $1,120                  $1,221                   $1,021                  $1,111                   $1,111
  10 years      $1,838                  $2,016                   $2,016                  $2,289                   $2,289


                      2      FUND PROFILE - First American Large Cap Growth Fund

FIRST AMERICAN LARGE CAP GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2000, it had more than $77 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

--------------------------------------------------------------------------------
BUYING FUND SHARES

You may become a shareholder of the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus any applicable sales load. Class A shares charge a front-end sales load that varies depending on the amount of your purchase (set forth in the chart below). Class B shares have a back-end sales load, which means that if you redeem your shares within six years of purchase, you will pay a contingent deferred sales charge
(CDSC) that declines from 5% the first year the shares are held to 0% by the beginning of the seventh year the shares are held. Class C shares have a 1% front-end sales load and a CDSC of 1% if the shares are redeemed within 18 months from the date of purchase. In addition to the different sales-load structures between Class A, Class B, and Class C shares, the fees and expenses may vary (as set forth in the Fees and Expenses table). See an investment professional to help determine which share class is best suited to your needs.

                                                                         Maximum
                                               Sales Charge          Reallowance
                                         As a % of      As a % of      as a % of
                                          Purchase     Net Amount       Purchase
                                             Price       Invested          Price
--------------------------------------------------------------------------------
Less than  $ 50,000                          5.25%          5.54%          5.00%
$ 50,000 - $ 99,999                          4.25%          4.44%          4.00%
$100,000 - $249,999                          3.25%          3.36%          3.00%
$250,000 - $499,999                          2.25%          2.30%          2.00%
$500,000 - $999,999                          1.75%          1.78%          1.50%
$1 million and over                          0.00%          0.00%          0.00%

You may purchase shares of the fund by contacting your investment professional or financial institution. You may also purchase shares of the fund by completing a new account application. New account applications may be obtained by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
SELLING FUND SHARES

If you are selling Class B or Class C shares, you may pay a CDSC.

If you purchased shares of the fund through an investment professional or financial institution, simply call them to sell your shares. You may also sell your shares by calling Investor Services at 1-800-637-2548. To sell shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Dividend and capital gain distributions will be reinvested in additional shares of the fund, unless you request otherwise. Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account). Dividends from the fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of the fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you have held your shares. Because of its investment objective and strategy, distributions for the fund are expected to consist primarily of capital gains.

--------------------------------------------------------------------------------
SERVICES OFFERED

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling First American Funds Investor Services at 1-800-637-2548.



FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

FPR-LCG-00


                      3      FUND PROFILE - First American Large Cap Growth Fund

                                                      SEPTEMBER 30, 2000


                                                      ASSET CLASSES

                                                      (*)  EQUITY FUNDS
                                                       *   FUNDS OF FUNDS
                                                       *   BOND FUNDS
                                                       *   TAX FREE FUNDS
                                                       *   MONEY MARKET FUNDS


FUND PROFILE



FIRST AMERICAN

LARGE CAP
     VALUE
       FUND

CLASS A, CLASS B,
AND CLASS C SHARES


THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 1-800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Large Cap Value Fund's primary objective is capital appreciation. Current income is a secondary objective of the fund.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Large Cap Value Fund invests primarily (at least 75% of its total assets) in common stocks of companies that cover a broad range of industries and that have market capitalizations of at least $5 billion at the time of purchase. In selecting stocks, the fund's advisor invests in securities that it believes:

o  are undervalued relative to other securities in the same industry or market.

o  exhibit good or improving fundamentals.

o exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower. The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. However, because Class C shares have not been offered for a full calendar year, no information is presented for these shares. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.


NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

                       1      FUND PROFILE - First American Large Cap Value Fund

FIRST AMERICAN LARGE CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

  -2.01%  21.46%  7.98%  15.10%  4.12%  31.94%  29.10%  22.41%  9.71%  7.91%
-----------------------------------------------------------------------------
   1990    1991   1992    1993   1994    1995    1996    1997   1998   1999

Best Quarter:
Quarter ending:    December 31, 1998      16.55%

Worst Quarter:
Quarter ending:    September 30, 1998    (13.91)%

AVERAGE ANNUAL TOTAL RETURNS             Inception         Year                          Ten Years   Since Inception
AS OF 12/31/99                                Date   To Date(2)   One Year   Five Years  (Class A)         (Class B)
--------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund (Class A)            12/22/87      (7.29)%      2.26%       18.52%     13.67%               N/A
--------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund (Class B)             8/15/94      (7.53)%      2.35%       18.71%        N/A            17.27%
--------------------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(3)                (1.39)%     21.04%       28.55%     18.20%            25.95%
--------------------------------------------------------------------------------------------------------------------

(1)Total return (without sales charges reflected) for the period from 1/1/2000 to 9/30/2000 was (2.17)% and (2.68)%, respectively, for Class A and Class B shares.
(2)Year to date performance for the fund (with sales charges reflected) and the index is for the period from 1/1/2000 to 9/30/2000.
(3)An unmanaged index of large capitalization stocks. The since inception performance of the index for Class B shares is calculated from 8/31/94.

PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

-----------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                               CLASS A      CLASS B       CLASS C
-----------------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)
 AS A % OF OFFERING PRICE                                                        5.25%        0.00%         1.00%

 MAXIMUM DEFERRED SALES CHARGE (LOAD)
 AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS     0.00%(2)     5.00%         1.00%

 ANNUAL MAINTENANCE FEE(3)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                               $25          $25           $25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
-----------------------------------------------------------------------------------------------------------------
 Management Fees                                                                 0.70%        0.70%         0.70%
 Distribution and Service (12b-1) Fees                                           0.25%        1.00%         1.00%
 Other Expenses                                                                  0.20%        0.20%         0.20%
 TOTAL                                                                           1.15%        1.90%         1.90%
-----------------------------------------------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

 Waiver of Fund Expenses                                                       (0.10)%      (0.10)%       (0.10)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                         1.05%        1.80%         1.80%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.05%, 1.80%, AND 1.80%, RESPECTIVELY, FOR CLASS A, CLASS B, AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.
(3)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares.

--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                       CLASS B                  CLASS B                 CLASS C                  CLASS C
                           assuming redemption   assuming no redemption     assuming redemption   assuming no redemption
               CLASS A   at end of each period    at end of each period   at end of each period    at end of each period
------------------------------------------------------------------------------------------------------------------------
   1 year       $  636                  $  693                   $  193                  $  391                   $  291
   3 years      $  871                  $  997                   $  597                  $  691                   $  691
   5 years      $1,125                  $1,226                   $1,026                  $1,116                   $1,116
  10 years      $1,849                  $2,027                   $2,027                  $2,300                   $2,300


                       2      FUND PROFILE - First American Large Cap Value Fund

FIRST AMERICAN LARGE CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2000, it had more than $77 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

--------------------------------------------------------------------------------
BUYING FUND SHARES

You may become a shareholder of the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus any applicable sales load. Class A shares charge a front-end sales load that varies depending on the amount of your purchase (set forth in the chart below). Class B shares have a back-end sales load, which means that if you redeem your shares within six years of purchase, you will pay a contingent deferred sales charge
(CDSC) that declines from 5% the first year the shares are held to 0% by the beginning of the seventh year the shares are held. Class C shares have a 1% front-end sales load and a CDSC of 1% if the shares are redeemed within 18 months from the date of purchase. In addition to the different sales-load structures between Class A, Class B, and Class C shares, the fees and expenses may vary (as set forth in the Fees and Expenses table). See an investment professional to help determine which share class is best suited to your needs.

                                                                         Maximum
                                              Sales Charge           Reallowance
                                         As a % of      As a % of      as a % of
                                          Purchase     Net Amount       Purchase
                                             Price       Invested          Price
--------------------------------------------------------------------------------
Less than  $ 50,000                          5.25%          5.54%          5.00%
$ 50,000 - $ 99,999                          4.25%          4.44%          4.00%
$100,000 - $249,999                          3.25%          3.36%          3.00%
$250,000 - $499,999                          2.25%          2.30%          2.00%
$500,000 - $999,999                          1.75%          1.78%          1.50%
$1 million and over                          0.00%          0.00%          0.00%

You may purchase shares of the fund by contacting your investment professional or financial institution. You may also purchase shares of the fund by completing a new account application. New account applications may be obtained by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
SELLING FUND SHARES

If you are selling Class B or Class C shares, you may pay a CDSC.

If you purchased shares of the fund through an investment professional or financial institution, simply call them to sell your shares. You may also sell your shares by calling Investor Services at 1-800-637-2548. To sell shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Dividend and capital gain distributions will be reinvested in additional shares of the fund, unless you request otherwise. Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account). Dividends from the fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of the fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you have held your shares. Because of its investment objective and strategy, distributions for the fund are expected to consist primarily of capital gains.

--------------------------------------------------------------------------------
SERVICES OFFERED

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling First American Funds Investor Services at 1-800-637-2548.



FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

FPR-LCV-00


                       3      FUND PROFILE - First American Large Cap Value Fund

                                                      SEPTEMBER 30, 2000


                                                      ASSET CLASSES

                                                      (*)  EQUITY FUNDS
                                                       *   FUNDS OF FUNDS
                                                       *   BOND FUNDS
                                                       *   TAX FREE FUNDS
                                                       *   MONEY MARKET FUNDS


FUND PROFILE



FIRST AMERICAN

MID CAP
  GROWTH
     FUND

CLASS A, CLASS B,
AND CLASS C SHARES


THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 1-800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN MID CAP GROWTH FUND

--------------------------------------------------------------------------------
OBJECTIVE

Mid Cap Growth Fund has an objective of growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Mid Cap Growth Fund invests primarily (at least 75% of total assets) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell Midcap Index ranged from approximately $316 million to $37.9 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o  above average growth in revenue and earnings.

o  strong competitive position.

o  strong management.

o  sound financial condition.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access than individual investors have to IPOs, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or mid-cap stocks may underperform the market as a whole.

RISKS OF MID-CAP STOCKS. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOS). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower. The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. However, because Class C shares have not been offered for a full calendar year, no information is presented for these shares. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.


NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

                        1      FUND PROFILE - First American Mid Cap Growth Fund

FIRST AMERICAN MID CAP GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1),(2),(3)

[BAR CHART]

  65.53%   7.23%   18.46%  -4.90%   39.35%   11.84%   23.40%   10.58%  54.59%
-------------------------------------------------------------------------------
   1991    1992     1993    1994     1995     1996     1997     1998    1999

Best Quarter:
Quarter ending:    December 31, 1999      47.75%

Worst Quarter:
Quarter ending:    September 30, 1998    (19.34)%

                                                                                       Since       Since
AVERAGE ANNUAL TOTAL RETURNS      Inception         Year                           Inception   Inception
AS OF 12/31/99(1),(2)                  Date   To Date(4)   One Year   Five Years   (Class A)   (Class B)
--------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund (Class A)       4/23/90       13.12%     46.50%       25.51%      20.26%         N/A
--------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund (Class B)        8/7/98       13.73%     48.41%          N/A         N/A      39.15%
--------------------------------------------------------------------------------------------------------
Russell Midcap Index(5)                            12.27%    18.23%       21.86%      17.52%      34.92%
--------------------------------------------------------------------------------------------------------

(1)On 8/7/98, the Mid Cap Growth Fund became the successor by merger to the Piper Emerging Growth Fund, a series of Piper Funds Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 8/7/98, represents that of the Piper Emerging Growth Fund.
(2)Mid Cap Growth Fund's recent returns were higher due in part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs will have the same effect on performance as it did recently.
(3)Total return (without sales charges reflected) for the period from 1/1/2000 to 9/30/2000 was 19.42% and 18.73%, respectively, for Class A and Class B shares.
(4)Year to date performance for the fund (with sales charges reflected) and the index is for the period from 1/1/2000 to 9/30/2000.
(5)An unmanaged index comprised of the 800 smallest securities in the Russell 1000 Index, which represent approximately 24% of the total market capitalization of the investable U.S. equity market. The since inception performance of the index for Class A and Class B shares is calculated from 4/30/90 and 8/31/98, respectively.

PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

-----------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                            CLASS A     CLASS B     CLASS C
-----------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD) AS A % OF OFFERING PRICE                         5.25%       0.00%       1.00%

 MAXIMUM DEFERRED SALES CHARGE (LOAD) AS A % OF ORIGINAL PURCHASE PRICE OR
 REDEMPTION PROCEEDS, WHICHEVER IS LESS                                       0.00%(2)    5.00%       1.00%

 ANNUAL MAINTENANCE FEE(3)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                            $25           $25        $ 25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
-----------------------------------------------------------------------------------------------------------
 Management Fees                                                              0.70%       0.70%       0.70%
 Distribution and Service (12b-1) Fees                                        0.25%       1.00%       1.00%
 Other Expenses                                                               0.24%       0.28%       0.28%
 TOTAL                                                                        1.19%       1.98%       1.98%
-----------------------------------------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown because of voluntary fee waivers by the fund's distributor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

 Waiver of Fund Expenses                                                    (0.05)%     (0.09)%     (0.09)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                      1.14%       1.89%       1.89%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.15%, 1.90%, AND 1.90%, RESPECTIVELY, FOR CLASS A, CLASS B, AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.
(3)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares.

--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                       CLASS B                  CLASS B                 CLASS C                  CLASS C
                           assuming redemption   assuming no redemption     assuming redemption   assuming no redemption
               CLASS A   at end of each period    at end of each period   at end of each period    at end of each period
------------------------------------------------------------------------------------------------------------------------
   1 year       $  640                  $  701                   $  201                  $  399                   $  299
   3 years      $  883                  $1,021                   $  621                  $  715                   $  715
   5 years      $1,145                  $1,268                   $1,068                  $1,157                   $1,157
  10 years      $1,892                  $2,102                   $2,102                  $2,383                   $2,383


                        2      FUND PROFILE - First American Mid Cap Growth Fund

FIRST AMERICAN MID CAP GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2000, it had more than $77 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

--------------------------------------------------------------------------------
BUYING FUND SHARES

You may become a shareholder of the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus any applicable sales load. Class A shares charge a front-end sales load that varies depending on the amount of your purchase (set forth in the chart below). Class B shares have a back-end sales load, which means that if you redeem your shares within six years of purchase, you will pay a contingent deferred sales charge
(CDSC) that declines from 5% the first year the shares are held to 0% by the beginning of the seventh year the shares are held. Class C shares have a 1% front-end sales load and a CDSC of 1% if the shares are redeemed within 18 months from the date of purchase. In addition to the different sales-load structures between Class A, Class B, and Class C shares, the fees and expenses may vary (as set forth in the Fees and Expenses table). See an investment professional to help determine which share class is best suited to your needs.

                                                                         Maximum
                                              Sales Charge           Reallowance
                                         As a % of      As a % of      as a % of
                                          Purchase     Net Amount       Purchase
                                             Price       Invested          Price
--------------------------------------------------------------------------------
Less than  $ 50,000                           5.25%         5.54%          5.00%
$ 50,000 - $ 99,999                           4.25%         4.44%          4.00%
$100,000 - $249,999                           3.25%         3.36%          3.00%
$250,000 - $499,999                           2.25%         2.30%          2.00%
$500,000 - $999,999                           1.75%         1.78%          1.50%
$1 million and over                           0.00%         0.00%          0.00%

You may purchase shares of the fund by contacting your investment professional or financial institution. You may also purchase shares of the fund by completing a new account application. New account applications may be obtained by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
SELLING FUND SHARES

If you are selling Class B or Class C shares, you may pay a CDSC.

If you purchased shares of the fund through an investment professional or financial institution, simply call them to sell your shares. You may also sell your shares by calling Investor Services at 1-800-637-2548. To sell shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Dividend and capital gain distributions will be reinvested in additional shares of the fund, unless you request otherwise. Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account). Dividends from a fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of a fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you have held your shares. Because of its investment objective and strategy, distributions for the fund are expected to consist primarily of capital gains.

--------------------------------------------------------------------------------
SERVICES OFFERED

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling First American Funds Investor Services at 1-800-637-2548.



FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

FPR-MCG-00


                        3      FUND PROFILE - First American Mid Cap Growth Fund

                                                      SEPTEMBER 30, 2000


                                                      ASSET CLASSES

                                                      (*)  EQUITY FUNDS
                                                       *   FUNDS OF FUNDS
                                                       *   BOND FUNDS
                                                       *   TAX FREE FUNDS
                                                       *   MONEY MARKET FUNDS


FUND PROFILE



FIRST AMERICAN

MID CAP
   VALUE
     FUND

CLASS A, CLASS B,
AND CLASS C SHARES


THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 1-800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN MID CAP VALUE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Mid Cap Value Fund has an objective of capital appreciation.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Mid Cap Value Fund invests primarily (at least 75% of total assets) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell Midcap Index ranged from approximately $316 million to $37.9 billion.

In selecting stocks, the fund's advisor invests in securities it believes:

o  are undervalued relative to other securities in the same industry or market.

o  exhibit good or improving fundamentals.

o exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or mid-cap stocks may underperform the market as a whole.

RISKS OF MID-CAP STOCKS. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower. The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. However, because Class C shares have not been offered for a full calendar year, no information is presented for these shares. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.


NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

                         1      FUND PROFILE - First American Mid Cap Value Fund

FIRST AMERICAN MID CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

 -6.82%  18.70%  19.33%  19.01%  6.72%  20.02%  31.94%  24.21%  -13.24%  -6.29%
--------------------------------------------------------------------------------
  1990    1991    1992    1993   1994    1995    1996    1997     1998    1999

Best Quarter:
Quarter ending:    June 30, 1997          17.97%

Worst Quarter:
Quarter ending:    September 30, 1998    (30.80)%

                                                                                                  Since
AVERAGE ANNUAL TOTAL RETURNS     Inception         Year                           Ten Years   Inception
AS OF 12/31/99                        Date   To Date(2)   One Year   Five Years   (Class A)   (Class B)
-------------------------------------------------------------------------------------------------------
Mid Cap Value Fund (Class A)      12/22/87        6.83%   (11.23)%        8.67%       9.77%         N/A
-------------------------------------------------------------------------------------------------------
Mid Cap Value Fund (Class B)       8/15/94        7.25%   (11.62)%        8.80%         N/A       8.33%
-------------------------------------------------------------------------------------------------------
Russell Midcap Index(3)                          12.27%    18.23%        21.86%      15.92%      19.25%
-------------------------------------------------------------------------------------------------------

(1)Total return (without sales charges reflected) for the period from 1/1/2000 to 9/30/2000 was 12.74% and 12.25%, respectively, for Class A and Class B shares.
(2)Year to date performance for the fund (with sales charges reflected) and the index is for the period from 1/1/2000 to 9/30/2000.
(3)An unmanaged index comprised of the 800 smallest securities in the Russell 1000 Index, which represent approximately 24% of the total market capitalization of the investable U.S. equity market. The since inception performance of the index for Class B shares is calculated from 8/31/94.

PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

-----------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                            CLASS A     CLASS B     CLASS C
-----------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD) AS A % OF OFFERING PRICE                         5.25%       0.00%       1.00%

 MAXIMUM DEFERRED SALES CHARGE (LOAD) AS A % OF ORIGINAL PURCHASE PRICE OR
 REDEMPTION PROCEEDS, WHICHEVER IS LESS                                       0.00%(2)    5.00%       1.00%

 ANNUAL MAINTENANCE FEE(3)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                            $25         $25         $25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
-----------------------------------------------------------------------------------------------------------
 Management Fees                                                              0.70%       0.70%       0.70%
 Distribution and Service (12b-1) Fees                                        0.25%       1.00%       1.00%
 Other Expenses                                                               0.23%       0.23%       0.23%
 TOTAL                                                                        1.18%       1.93%       1.93%
-----------------------------------------------------------------------------------------------------------

(1)The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

  Waiver of Fund Expenses                                                    (0.03)%    (0.03)%     (0.03)%
  TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                      1.15%      1.90%       1.90%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.15%, 1.90%, AND 1.90%, RESPECTIVELY, FOR CLASS A, CLASS B, AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.
(3)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares.

--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                       CLASS B                  CLASS B                 CLASS C                  CLASS C
                           assuming redemption   assuming no redemption     assuming redemption   assuming no redemption
               CLASS A   at end of each period    at end of each period   at end of each period    at end of each period
------------------------------------------------------------------------------------------------------------------------
   1 year       $  639                  $  696                   $  196                  $  394                   $  294
   3 years      $  880                  $1,006                   $  596                  $  700                   $  700
   5 years      $1,140                  $1,242                   $1,042                  $1,131                   $1,131
  10 years      $1,882                  $2,059                   $2,059                  $2,331                   $2,331


                         2      FUND PROFILE - First American Mid Cap Value Fund

FIRST AMERICAN MID CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2000, it had more than $77 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

--------------------------------------------------------------------------------
BUYING FUND SHARES

You may become a shareholder of the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus any applicable sales load. Class A shares charge a front-end sales load that varies depending on the amount of your purchase (set forth in the chart below). Class B shares have a back-end sales load, which means that if you redeem your shares within six years of purchase, you will pay a contingent deferred sales charge
(CDSC) that declines from 5% the first year the shares are held to 0% by the beginning of the seventh year the shares are held. Class C shares have a 1% front-end sales load and a CDSC of 1% if the shares are redeemed within 18 months from the date of purchase. In addition to the different sales-load structures between Class A, Class B, and Class C shares, the fees and expenses may vary (as set forth in the Fees and Expenses table). See an investment professional to help determine which share class is best suited to your needs.

                                                                         Maximum
                                               Sales Charge          Reallowance
                                         As a % of      As a % of      as a % of
                                          Purchase     Net Amount       Purchase
                                             Price       Invested          Price
--------------------------------------------------------------------------------
Less than  $ 50,000                          5.25%          5.54%          5.00%
$ 50,000 - $ 99,999                          4.25%          4.44%          4.00%
$100,000 - $249,999                          3.25%          3.36%          3.00%
$250,000 - $499,999                          2.25%          2.30%          2.00%
$500,000 - $999,999                          1.75%          1.78%          1.50%
$1 million and over                          0.00%          0.00%          0.00%

You may purchase shares of the fund by contacting your investment professional or financial institution. You may also purchase shares of the fund by completing a new account application. New account applications may be obtained by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
SELLING FUND SHARES

If you are selling Class B or Class C shares, you may pay a CDSC.

If you purchased shares of the fund through an investment professional or financial institution, simply call them to sell your shares. You may also sell your shares by calling Investor Services at 1-800-637-2548. To sell shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Dividend and capital gain distributions will be reinvested in additional shares of the fund, unless you request otherwise. Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account). Dividends from the fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of the fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you have held your shares. Because of its investment objective and strategy, distributions for the fund are expected to consist primarily of capital gains.

--------------------------------------------------------------------------------
SERVICES OFFERED

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling First American Funds Investor Services at 1-800-637-2548.



FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

FPR-MCV-00


                         3      FUND PROFILE - First American Mid Cap Value Fund

                                                      SEPTEMBER 30, 2000


                                                      ASSET CLASSES

                                                      (*)  EQUITY FUNDS
                                                       *   FUNDS OF FUNDS
                                                       *   BOND FUNDS
                                                       *   TAX FREE FUNDS
                                                       *   MONEY MARKET FUNDS


FUND PROFILE



FIRST AMERICAN

SMALL CAP
    GROWTH
       FUND

CLASS A, CLASS B,
AND CLASS C SHARES


THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 1-800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
OBJECTIVE

Small Cap Growth Fund has an objective of growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Small Cap Growth Fund invests primarily (at least 75% of total assets) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell 2000 Index ranged from approximately $25 million to $4.7 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o  above average growth in revenue and earnings.

o  strong competitive position.

o  strong management.

o  sound financial condition.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access than individual investors have to IPOs, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or stocks of small-capitalization companies may underperform the market as a whole.

RISKS OF SMALL-CAP STOCKS. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOS). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower. The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. However, because Class C shares have not been offered for a full calendar year, no information is presented for these shares. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.


NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

                      1      FUND PROFILE - First American Small Cap Growth Fund

FIRST AMERICAN SMALL CAP GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1),(2),(3)

[BAR CHART]

 -0.42%  40.55%  11.47%  10.98%  -2.44%  20.20%  11.68%  29.23%  7.73%  66.76%
-------------------------------------------------------------------------------
  1990    1991    1992    1993    1994    1995    1996    1997   1998    1999

Best Quarter:
Quarter ending:    December 31, 1999      51.34%

Worst Quarter:
Quarter ending:    September 30, 1998    (22.14)%

                                                                                                     Since
AVERAGE ANNUAL TOTAL RETURNS        Inception         Year                           Ten Years   Inception
AS OF 12/31/99(1),(2)                    Date   To Date(4)   One Year   Five Years   (Class A)   (Class B)
----------------------------------------------------------------------------------------------------------
Small Cap Growth Fund (Class A)       3/16/87        1.45%     58.04%       24.18%      17.43%         N/A
----------------------------------------------------------------------------------------------------------
Small Cap Growth Fund (Class B)       7/31/98        1.53%     60.39%          N/A         N/A      46.51%
----------------------------------------------------------------------------------------------------------
Russell 2000 Index(5)                                4.18%     21.26%        16.69%     13.40%      15.43%
----------------------------------------------------------------------------------------------------------

(1)On 7/31/98, the Small Cap Growth Fund became the successor by merger to the Piper Small Company Growth Fund, a series of Piper Funds Inc. Performance presented prior to 7/31/98 represents that of the Piper Small Company Growth Fund. On 9/21/96, shareholders approved a change in the fund's investment objective from high total investment return consistent with prudent investment risk to long-term capital appreciation. In connection with this change, the fund's investment policies were revised.
(2)Small Cap Growth Fund's recent returns were higher due in part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs will have the same effect on performance as it did recently.
(3)Total return (without sales charges reflected) for the period from 1/1/2000 to 9/30/2000 was 7.09% and 6.53%, respectively, for Class A and Class B shares.
(4)Year to date performance for the fund (with sales charges reflected) and the index is for the period from 1/1/2000 to 9/30/2000.
(5)An unmanaged index comprised of the smallest 2000 companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3000 large U.S. companies representing approximately 98% of the investable U.S. equity market. The since inception performance of the index for Class B shares is calculated from 7/31/98.

PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

-----------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                            CLASS A     CLASS B     CLASS C
-----------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD) AS A % OF OFFERING PRICE                         5.25%       0.00%       1.00%

 MAXIMUM DEFERRED SALES CHARGE (LOAD) AS A % OF ORIGINAL PURCHASE PRICE OR
 REDEMPTION PROCEEDS, WHICHEVER IS LESS                                       0.00%(2)    5.00%       1.00%

 ANNUAL MAINTENANCE FEE(3)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                            $25         $25         $25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
-----------------------------------------------------------------------------------------------------------
 Management Fees                                                              0.70%       0.70%       0.70%
 Distribution and Service (12b-1) Fees                                        0.25%       1.00%       1.00%
 Other Expenses                                                               0.20%       0.21%       0.21%
 TOTAL                                                                        1.15%       1.91%       1.91%
-----------------------------------------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown because of voluntary fee waivers by the fund's distributor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

 Waiver of Fund Expenses                                                    (0.01)%     (0.01)%     (0.01)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                      1.14%       1.90%       1.90%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.15%, 1.90%, AND 1.90%, RESPECTIVELY, FOR CLASS A, CLASS B, AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.
(3)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares.

--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                       CLASS B                  CLASS B                 CLASS C                  CLASS C
                           assuming redemption   assuming no redemption     assuming redemption   assuming no redemption
               CLASS A   at end of each period    at end of each period   at end of each period    at end of each period
------------------------------------------------------------------------------------------------------------------------
   1 year       $  636                  $  694                   $  194                  $  392                   $  292
   3 years      $  871                  $1,000                   $  600                  $  694                   $  694
   5 years      $1,125                  $1,232                   $1,032                  $1,121                   $1,121
  10 years      $1,849                  $2,035                   $2,035                  $2,310                   $2,310


                      2      FUND PROFILE - First American Small Cap Growth Fund

FIRST AMERICAN SMALL CAP GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2000, it had more than $77 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

--------------------------------------------------------------------------------
BUYING FUND SHARES

You may become a shareholder of the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus any applicable sales load. Class A shares charge a front-end sales load that varies depending on the amount of your purchase (set forth in the chart below). Class B shares have a back-end sales load, which means that if you redeem your shares within six years of purchase, you will pay a contingent deferred sales charge
(CDSC) that declines from 5% the first year the shares are held to 0% by the beginning of the seventh year the shares are held. Class C shares have a 1% front-end sales load and a CDSC of 1% if the shares are redeemed within 18 months from the date of purchase. In addition to the different sales-load structures between Class A, Class B, and Class C shares, the fees and expenses may vary (as set forth in the Fees and Expenses table). See an investment professional to help determine which share class is best suited to your needs.

                                                                         Maximum
                                               Sales Charge          Reallowance
                                         As a % of      As a % of      as a % of
                                          Purchase     Net Amount       Purchase
                                             Price       Invested          Price
--------------------------------------------------------------------------------
Less than  $ 50,000                          5.25%          5.54%          5.00%
$ 50,000 - $ 99,999                          4.25%          4.44%          4.00%
$100,000 - $249,999                          3.25%          3.36%          3.00%
$250,000 - $499,999                          2.25%          2.30%          2.00%
$500,000 - $999,999                          1.75%          1.78%          1.50%
$1 million and over                          0.00%          0.00%          0.00%

You may purchase shares of the fund by contacting your investment professional or financial institution. You may also purchase shares of the fund by completing a new account application. New account applications may be obtained by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
SELLING FUND SHARES

If you are selling Class B or Class C shares, you may pay a CDSC.

If you purchased shares of the fund through an investment professional or financial institution, simply call them to sell your shares. You may also sell your shares by calling Investor Services at 1-800-637-2548. To sell shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Dividend and capital gain distributions will be reinvested in additional shares of the fund, unless you request otherwise. Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account). Dividends from the fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of the fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you have held your shares. Because of its investment objective and strategy, distributions for the fund are expected to consist primarily of capital gains.

--------------------------------------------------------------------------------
SERVICES OFFERED

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling First American Funds Investor Services at 1-800-637-2548.



FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

FPR-SCG-00


                       3     FUND PROFILE - First American Small Cap Growth Fund

                                                      SEPTEMBER 30, 2000


                                                      ASSET CLASSES

                                                      (*)  EQUITY FUNDS
                                                       *   FUNDS OF FUNDS
                                                       *   BOND FUNDS
                                                       *   TAX FREE FUNDS
                                                       *   MONEY MARKET FUNDS


FUND PROFILE



FIRST AMERICAN

SMALL CAP
     VALUE
       FUND

CLASS A, CLASS B,
AND CLASS C SHARES


THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 1-800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Small Cap Value Fund has an objective of capital appreciation.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Small Cap Value Fund invests primarily (at least 75% of total assets) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell 2000 Index ranged from approximately $25 million to $4.7 billion.

In selecting stocks, the fund's advisor invests in securities it believes:

o  are undervalued relative to other securities in the same industry or market.

o  exhibit good or improving fundamentals.

o exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or stocks of small-capitalization companies may underperform the market as a whole.

RISKS OF SMALL-CAP STOCKS. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower. The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. However, because Class C shares have not been offered for a full calendar year, no information is presented for these shares. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.


NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

                       1      FUND PROFILE - First American Small Cap Value Fund

FIRST AMERICAN SMALL CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1),(2)

[BAR CHART]

-13.72%  60.96%  26.50%  22.60%  -0.33%  47.30%  20.07%  20.07%  -8.47%  5.93%
-------------------------------------------------------------------------------
  1990    1991    1992    1993    1994    1995    1996    1997    1998   1999

Best Quarter:
Quarter ending:    March 31, 1991         33.49%

Worst Quarter:
Quarter ending:    September 30, 1998    (23.21)%

                                                                                          Ten       Since
AVERAGE ANNUAL TOTAL RETURNS       Inception         Year                               Years   Inception
AS OF 12/31/99(1)                       Date   To Date(3)   One Year   Five Years   (Class A)   (Class B)
---------------------------------------------------------------------------------------------------------
Small Cap Value Fund (Class A)        1/1/88        9.48%      0.35%       14.29%      15.39%         N/A
---------------------------------------------------------------------------------------------------------
Small Cap Value Fund (Class B)      11/24/97        9.95%      0.10%          N/A         N/A     (4.52)%
---------------------------------------------------------------------------------------------------------
Russell 2000 Index(4)                               4.18%     21.26%       16.69%      13.40%      9.25%
---------------------------------------------------------------------------------------------------------

(1)Performance prior to 8/1/94 is that of Small Company Value Trust Fund, a predecessor collective trust fund. On 8/1/94, substantially all of the assets of Small Company Value Trust Fund were transferred into Qualivest Small Companies Value Fund, a mutual fund registered under the Investment Company Act of 1940. On 11/21/97, First American Small Cap Value Fund became the successor by merger to Qualivest Small Companies Value Fund. The objectives, policies, and guidelines of the predecessor funds were, in all material respects, identical to those of Small Cap Value Fund. Performance prior to 11/21/97 is adjusted to reflect Small Cap Value Fund's Class A share fees and expenses, before any fee waivers. Small Company Value Trust Fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that might have adversely affected performance.
(2)Total return (without sales charges reflected) for the period from 1/1/2000 to 9/30/2000 was 15.55% and 14.95%, respectively, for Class A and Class B shares.
(3)Year to date performance for the fund (with sales charges reflected) and the index is for the period from 1/1/2000 to 9/30/2000.
(4)An unmanaged index comprised of the smallest 2000 companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3000 large U.S. companies representing approximately 98% of the investable U.S. equity market. The since inception performance of the index for Class B shares is calculated from 11/30/97.

PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

----------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                               CLASS A      CLASS B      CLASS C
----------------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)
 AS A % OF OFFERING PRICE                                                        5.25%        0.00%        1.00%

 MAXIMUM DEFERRED SALES CHARGE (LOAD)
 AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS     0.00%(2)     5.00%        1.00%

 ANNUAL MAINTENANCE FEE(3)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                               $25          $25          $25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
----------------------------------------------------------------------------------------------------------------
 Management Fees                                                                 0.70%        0.70%        0.70%
 Distribution and Service (12b-1) Fees                                           0.25%        1.00%        1.00%
 Other Expenses                                                                  0.19%        0.19%        0.19%
 TOTAL                                                                           1.14%        1.89%        1.89%
----------------------------------------------------------------------------------------------------------------

(1)The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

 Waiver of Fund Expenses                                                       (0.00)%      (0.00)%      (0.00)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                         1.14%        1.89%        1.89%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.15%, 1.90%, AND 1.90%, RESPECTIVELY, FOR CLASS A, CLASS B, AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.
(3)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares.

--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                       CLASS B                  CLASS B                 CLASS C                  CLASS C
                           assuming redemption   assuming no redemption     assuming redemption   assuming no redemption
               CLASS A   at end of each period    at end of each period   at end of each period    at end of each period
------------------------------------------------------------------------------------------------------------------------
   1 year       $  635                  $  692                   $  192                  $  390                   $  290
   3 years      $  868                  $  994                   $  594                  $  688                   $  688
   5 years      $1,120                  $1,221                   $1,021                  $1,111                   $1,111
  10 years      $1,838                  $2,016                   $2,016                  $2,289                   $2,289


                       2      FUND PROFILE - First American Small Cap Value Fund

FIRST AMERICAN SMALL CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2000, it had more than $77 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

--------------------------------------------------------------------------------
BUYING FUND SHARES

You may become a shareholder of the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus any applicable sales load. Class A shares charge a front-end sales load that varies depending on the amount of your purchase (set forth in the chart below). Class B shares have a back-end sales load, which means that if you redeem your shares within six years of purchase, you will pay a contingent deferred sales charge
(CDSC) that declines from 5% the first year the shares are held to 0% by the beginning of the seventh year the shares are held. Class C shares have a 1% front-end sales load and a CDSC of 1% if the shares are redeemed within 18 months from the date of purchase. In addition to the different sales-load structures between Class A, Class B, and Class C shares, the fees and expenses may vary (as first forth in the Fees and Expenses table). See an investment professional to help determine which share class is best suited to your needs.

                                                                         Maximum
                                               Sales Charge          Reallowance
                                         As a % of      As a % of      as a % of
                                          Purchase     Net Amount       Purchase
                                             Price       Invested          Price
--------------------------------------------------------------------------------
Less than  $ 50,000                          5.25%          5.54%          5.00%
$ 50,000 - $ 99,999                          4.25%          4.44%          4.00%
$100,000 - $249,999                          3.25%          3.36%          3.00%
$250,000 - $499,999                          2.25%          2.30%          2.00%
$500,000 - $999,999                          1.75%          1.78%          1.50%
$1 million and over                          0.00%          0.00%          0.00%

You may purchase shares of the fund by contacting your investment professional or financial institution. You may also purchase shares of the fund by completing a new account application. New account applications may be obtained by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
SELLING FUND SHARES

If you are selling Class B or Class C shares, you may pay a CDSC.

If you purchased shares of the fund through an investment professional or financial institution, simply call them to sell your shares. You may also sell your shares by calling Investor Services at 1-800-637-2548. To sell shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Dividend and capital gain distributions will be reinvested in additional shares of the fund, unless you request otherwise. Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account). Dividends from the fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of the fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you have held your shares. Because of its investment objective and strategy, distributions for the fund are expected to consist primarily of capital gains.

--------------------------------------------------------------------------------
SERVICES OFFERED

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling First American Funds Investor Services at 1-800-637-2548.



FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

FPR-SCV-00


                       3      FUND PROFILE - First American Small Cap Value Fund

                                                      SEPTEMBER 30, 2000


                                                      ASSET CLASSES

                                                      (*)  EQUITY FUNDS
                                                       *   FUNDS OF FUNDS
                                                       *   BOND FUNDS
                                                       *   TAX FREE FUNDS
                                                       *   MONEY MARKET FUNDS


FUND PROFILE



FIRST AMERICAN

EMERGING
   MARKETS
       FUND

CLASS A, CLASS B,
AND CLASS C SHARES


THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 1-800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN EMERGING MARKETS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Emerging Markets Fund has an objective of long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Emerging Markets Fund invests primarily (at least 65% of its total assets) in equity securities traded in countries and issued by companies from the world's emerging markets. Normally, the fund will invest in securities traded in at least six foreign countries.

A country is considered to have an "emerging market" if it has a relatively low gross national product per capita compared to the world's major economies and the potential for rapid economic growth. Countries with emerging markets include: those that have an emerging stock market (as defined by the International Financial Corporation); those with low- to middle-income economies (according to the World Bank); and those listed in World Bank publications as "developing."

A company is considered to be an emerging markets issuer if any of the following apply: its securities are principally traded in emerging markets (including Hong Kong and Singapore); it derives at least 50% of its total revenue from goods produced, sales made or services performed in emerging markets countries (including Hong Kong and Singapore); it maintains 50% or more of its assets in one or more emerging markets countries (including Hong Kong and Singapore); and it is organized under the laws of, or has a principal office in, an emerging markets country (including Hong Kong and Singapore).

In choosing investments for the fund, the fund's sub-advisor generally places primary emphasis on country selection. This is followed by the selection of industries or sectors within or across countries and the selection of individual stocks within those industries or sectors. The fund is not subject to any restrictions on the size of the companies in which it invests and it may invest in smaller capitalization companies.

Equity securities in which the fund invests include common and preferred stock. In addition, the fund may invest in securities representing underlying international securities, such as American Depositary Receipts and European Depositary Receipts, and in securities of other investment companies.

In order to hedge against adverse movements in currency exchange rates, the fund may enter into forward foreign currency exchange contracts.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF EQUITY SECURITIES. Equity securities may decline significantly in price over short or extended periods of time. Price changes may occur in the world market as a whole, or they may occur in only a particular country, company, industry, or sector of the world market.

RISKS OF INTERNATIONAL INVESTING. International investing involves risks not typically associated with domestic investing. Because of these risks, and because of the sub-advisor's ability to invest substantial portions of the fund's assets in a small number of countries, the fund may be subject to greater volatility than mutual funds that invest principally in domestic securities. Risks of international investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions, and foreign taxation.

RISKS OF EMERGING MARKETS. The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature and to political systems that are less stable than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

RISKS OF SMALLER CAPITALIZATION COMPANIES. Stocks of smaller capitalization companies involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or of market averages in general.

RISKS OF FOREIGN CURRENCY HEDGING TRANSACTIONS. If the sub-advisor's forecast of exchange rate movements is incorrect, the fund may realize losses on its foreign currency transactions. In addition, the fund's hedging transactions may prevent the fund from realizing the benefits of a favorable change in the value of foreign currencies.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower. The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. However, because Class C shares have not been offered for a full calendar year, no information is presented for these shares. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.


NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

                      1      FUND PROFILE - First American Emerging Markets Fund

FIRST AMERICAN EMERGING MARKETS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1),(2)

[BAR CHART]

 -18.10%  -21.77%  29.31%  -1.27%  -30.08%  60.16%
------------------------------------------------------
   1994     1995    1996    1997     1998    1999

Best Quarter:
Quarter ending:    December 31, 1999     49.04%

Worst Quarter:
Quarter ending:    March 31, 1995       (30.83)%

AVERAGE ANNUAL TOTAL RETURNS          Inception         Year                           Since Inception   Since Inception
AS OF 12/31/99(1)                          Date   To Date(3)   One Year   Five Years         (Class A)         (Class B)
------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund (Class A)         11/9/93     (20.19)%     51.73%        1.17%           (0.67)%               N/A
------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund (Class B)          8/7/98     (20.49)%     54.24%          N/A               N/A            22.30%
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital International
Emerging Markets Free Index(4)                      (19.95)%     66.41%        2.00%            2.94%             73.70%
------------------------------------------------------------------------------------------------------------------------

(1)On 8/7/98, the Emerging Markets Fund became the successor by merger to the Piper Emerging Markets Growth Fund. Prior to the merger, the First American Fund had no assets or liabilities. Performance presented from 6/21/96 to 8/7/98, is that of the Emerging Markets Growth Fund, a series of Piper Global Funds Inc. for which Edinburgh Fund Managers acted as sub-advisor. Performance presented prior to 6/21/96, is that of the Hercules Latin American Value Fund, series of Hercules Funds, Inc. for which Banker's Trust Company acted as sub-advisor.
(2)Total return (without sales charges reflected) for the period from 1/1/2000 to 9/30/2000 was (15.76)% and (16.30)%, respectively, for Class A and Class B shares.
(3)Year to date performance for the fund (with sales charges reflected) and the index is for the period from 1/1/2000 to 9/30/2000.
(4)An unmanaged index of securities from emerging markets that are open to foreign investors. The since inception performance of the index for Class A and Class B shares is calculated from 11/30/93 and 8/31/98, respectively.

PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

----------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                               CLASS A      CLASS B      CLASS C
----------------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)
 AS A % OF OFFERING PRICE                                                        5.25%        0.00%        1.00%

 MAXIMUM DEFERRED SALES CHARGE (LOAD)
 AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS     0.00%(2)     5.00%        1.00%

 ANNUAL MAINTENANCE FEE(3)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                               $25          $25          $25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
----------------------------------------------------------------------------------------------------------------
 Management Fees                                                                 1.25%        1.25%        1.25%
 Distribution and Service (12b-1) Fees                                           0.25%        1.00%        1.00%
 Other Expenses                                                                  0.52%        0.47%        0.47%(4)
 TOTAL                                                                           2.02%        2.72%        2.72%
----------------------------------------------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

 Waiver of Fund Expenses                                                       (0.32)%      (0.27)%      (0.27)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                         1.70%        2.45%        2.45%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.70%, 2.45%, AND 2.45%, RESPECTIVELY, FOR CLASS A, CLASS B, AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.
(3)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares.
(4)"Other Expenses" are based on estimated amounts for the current fiscal year.

--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                        CLASS B                  CLASS B                 CLASS C                  CLASS C
                            assuming redemption   assuming no redemption     assuming redemption   assuming no redemption
                CLASS A   at end of each period    at end of each period   at end of each period    at end of each period
-------------------------------------------------------------------------------------------------------------------------
   1 year        $  719                  $  775                   $  275                  $  472                   $  372
   3 years       $1,125                  $1,244                   $  844                  $  936                   $  936
   5 years       $1,556                  $1,640                   $1,440                  $1,525                   $1,525
  10 years       $2,750                  $2,883                   $2,883                  $3,121                   $3,121


                      2      FUND PROFILE - First American Emerging Markets Fund

FIRST AMERICAN EMERGING MARKETS FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2000, it had more than $77 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

Marvin & Palmer Associates (Marvin & Palmer) is paid a portion of the advisory fee to sub-advise the fund. A team of persons associated with Marvin & Palmer manages the fund's day to day investments. As of September 30, 2000, the sub-advisor managed a total of approximately $10.2 billion in investments.

--------------------------------------------------------------------------------
BUYING FUND SHARES

You may become a shareholder of the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus any applicable sales load. Class A shares charge a front-end sales load that varies depending on the amount of your purchase (set forth in the chart below). Class B shares have a back-end sales load, which means that if you redeem your shares within six years of purchase, you will pay a contingent deferred sales charge
(CDSC) that declines from 5% the first year the shares are held to 0% by the beginning of the seventh year the shares are held. Class C shares have a 1% front-end sales load and a CDSC of 1% if the shares are redeemed within 18 months from the date of purchase. In addition to the different sales-load structures between Class A, Class B, and Class C shares, the fees and expenses may vary (as first forth in the Fees and Expenses table). See an investment professional to help determine which share class is best suited to your needs.

                                                                         Maximum
                                               Sales Charge          Reallowance
                                         As a % of      As a % of      as a % of
                                          Purchase     Net Amount       Purchase
                                             Price       Invested          Price
--------------------------------------------------------------------------------
Less than  $ 50,000                          5.25%          5.54%          5.00%
$ 50,000 - $ 99,999                          4.25%          4.44%          4.00%
$100,000 - $249,999                          3.25%          3.36%          3.00%
$250,000 - $499,999                          2.25%          2.30%          2.00%
$500,000 - $999,999                          1.75%          1.78%          1.50%
$1 million and over                          0.00%          0.00%          0.00%

You may purchase shares of the fund by contacting your investment professional or financial institution. You may also purchase shares of the fund by completing a new account application. New account applications may be obtained by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
SELLING FUND SHARES

If you are selling Class B or Class C shares, you may pay a CDSC.

If you purchased shares of the fund through an investment professional or financial institution, simply call them to sell your shares. You may also sell your shares by calling Investor Services at 1-800-637-2548. To sell shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Dividend and capital gain distributions will be reinvested in additional shares of the fund, unless you request otherwise. Dividends and capital gains from the fund's net investment income, if any, are declared and paid annually. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account). Dividends from the fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of the fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you have held your shares.

The fund may be required to pay withholding and other taxes imposed by foreign countries. If the fund has more than 50% of its total assets invested in securities of foreign corporations at the end of its taxable year, it may make an election that will permit you either to claim a foreign tax credit with respect to foreign taxes paid by the fund or to deduct those amounts as an itemized deduction on your tax return. If the fund makes this election, you will be notified and provided with sufficient information to calculate the amount you may deduct as foreign taxes paid or your foreign tax credit.

--------------------------------------------------------------------------------
SERVICES OFFERED

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling First American Funds Investor Services at 1-800-637-2548.



FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

FPR-EM-00


                      3      FUND PROFILE - First American Emerging Markets Fund

                                                      SEPTEMBER 30, 2000


                                                      ASSET CLASSES

                                                      (*)  EQUITY FUNDS
                                                       *   FUNDS OF FUNDS
                                                       *   BOND FUNDS
                                                       *   TAX FREE FUNDS
                                                       *   MONEY MARKET FUNDS


FUND PROFILE



FIRST AMERICAN

INTERNATIONAL
          FUND

CLASS A, CLASS B,
AND CLASS C SHARES


THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 1-800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN INTERNATIONAL FUND

--------------------------------------------------------------------------------
OBJECTIVE

International Fund has an objective of long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, International Fund invests primarily (at least 65% of its total assets) in equity securities that trade in markets other than the United States. These securities generally are issued by companies that are domiciled in countries other than the United States or that derive at least 50% of either their revenues or their pre-tax income from activities outside of the United States. Normally, the fund will invest in securities traded in at least three foreign countries.

In choosing investments for the fund, the fund's sub-advisor generally places primary emphasis on country selection. This is followed by the selection of industries or sectors within or across countries and the selection of individual stocks within those industries or sectors. Investments are expected to be made primarily in developed markets and larger capitalization companies. However, the fund also has the ability to invest in emerging markets and smaller capitalization companies.

Equity securities in which the fund invests include common and preferred stock. In addition, the fund may invest in securities representing underlying international securities, such as American Depositary Receipts and European Depositary Receipts, and in securities of other investment companies.

In order to hedge against adverse movements in currency exchange rates, the fund may enter into forward foreign currency exchange contracts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF EQUITY SECURITIES. Equity securities may decline significantly in price over short or extended periods of time. Price changes may occur in the world market as a whole, or they may occur in only a particular country, company, industry, or sector of the world market.

RISKS OF INTERNATIONAL INVESTING. International investing involves risks not typically associated with domestic investing. Because of these risks, and because of the sub-advisor's ability to invest substantial portions of the fund's assets in a small number of countries, the fund may be subject to greater volatility than mutual funds that invest principally in domestic securities. Risks of international investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions, and foreign taxation.

RISKS OF EMERGING MARKETS. The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature and to political systems that are less stable than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

RISKS OF SMALLER CAPITALIZATION COMPANIES. Stocks of smaller capitalization companies involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or of market averages in general.

RISKS OF FOREIGN CURRENCY HEDGING TRANSACTIONS. If the sub-advisor's forecast of exchange rate movements is incorrect, the fund may realize losses on its foreign currency transactions. In addition, the fund's hedging transactions may prevent the fund from realizing the benefits of a favorable change in the value of foreign currencies.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower. The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. However, because Class C shares have not been offered for a full calendar year, no information is presented for these shares. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.


NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

                         1      FUND PROFILE - First American International Fund

FIRST AMERICAN INTERNATIONAL FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

   9.08%   7.84%   16.63%   25.86%   83.18%
----------------------------------------------
   1995    1996     1997     1998     1999

Best Quarter:
Quarter ending:    December 31, 1999     61.51%

Worst Quarter:
Quarter ending:    June 30, 2000        (15.00)%

AVERAGE ANNUAL TOTAL RETURNS          Inception         Year                           Since Inception   Since Inception
AS OF 12/31/99                             Date   To Date(2)   One Year   Five Years         (Class A)         (Class B)
------------------------------------------------------------------------------------------------------------------------
International Fund (Class A)             4/7/94     (26.89)%     73.61%       24.56%            19.59%               N/A
------------------------------------------------------------------------------------------------------------------------
International Fund (Class B)            8/15/94     (27.10)%     76.62%       24.74%               N/A            20.61%
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital International
Europe, Australia, Far East Index(3)                (11.80)%     26.96%       12.83%            11.23%            11.10%
------------------------------------------------------------------------------------------------------------------------

(1)Total return (without sales charges reflected) for the period from 1/1/2000 to 9/30/2000 was (22.83)% and (23.26)%, respectively, for Class A and Class B shares.
(2)Year to date performance for the fund (with sales charges reflected) and the index is for the period from 1/1/2000 to 9/30/2000.
(3)An unmanaged index including approximately 1,077 companies representing the stock markets of 15 European countries, Australia, New Zealand, Japan, Hong Kong and Singapore. The since inception performance of the index for Class A and Class B shares is calculated from 4/30/94 and 8/31/94, respectively.

PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

---------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                              CLASS A      CLASS B      CLASS C
---------------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)
 AS A % OF OFFERING PRICE                                                       5.25%        0.00%        1.00%

 MAXIMUM DEFERRED SALES CHARGE (LOAD)
 AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS    0.00%(2)     5.00%        1.00%

 ANNUAL MAINTENANCE FEE(3)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                              $25          $25          $25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
---------------------------------------------------------------------------------------------------------------
 Management Fees                                                                1.25%        1.25%        1.25%
 Distribution and Service (12b-1) Fees                                          0.25%        1.00%        1.00%
 Other Expenses                                                                 0.26%        0.26%        0.28%
 TOTAL                                                                          1.76%        2.51%        2.53%
---------------------------------------------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

 Waiver of Fund Expenses                                                      (0.16)%      (0.16)%      (0.18)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                        1.60%        2.35%        2.35%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.70%, 2.45%, AND 2.45%, RESPECTIVELY, FOR CLASS A, CLASS B, AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.
(3)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares.

--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                       CLASS B                  CLASS B                 CLASS C                  CLASS C
                           assuming redemption   assuming no redemption     assuming redemption   assuming no redemption
               CLASS A   at end of each period    at end of each period   at end of each period    at end of each period
------------------------------------------------------------------------------------------------------------------------
   1 year       $  694                  $  754                   $  254                  $  454                  $  354
   3 years      $1,050                  $1,182                   $  782                  $  880                  $  880
   5 years      $1,429                  $1,535                   $1,335                  $1,432                  $1,432
  10 years      $2,489                  $2,662                   $2,662                  $2,937                  $2,937


                         2      FUND PROFILE - First American International Fund

FIRST AMERICAN INTERNATIONAL FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2000, it had more than $77 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

Marvin & Palmer Associates (Marvin & Palmer) is paid a portion of the advisory fee to sub-advise the fund. A team of persons associated with Marvin & Palmer manages the fund's day to day investments. As of September 30, 2000, the sub-advisor managed a total of approximately $10.2 billion in investments.

--------------------------------------------------------------------------------
BUYING FUND SHARES

You may become a shareholder of the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus any applicable sales load. Class A shares charge a front-end sales load that varies depending on the amount of your purchase (set forth in the chart below). Class B shares have a back-end sales load, which means that if you redeem your shares within six years of purchase, you will pay a contingent deferred sales charge
(CDSC) that declines from 5% the first year the shares are held to 0% by the beginning of the seventh year the shares are held. Class C shares have a 1% front-end sales load and a CDSC of 1% if the shares are redeemed within 18 months from the date of purchase. In addition to the different sales-load structures between Class A, Class B, and Class C shares, the fees and expenses may vary (as first forth in the Fees and Expenses table). See an investment professional to help determine which share class is best suited to your needs.

                                                                         Maximum
                                               Sales Charge          Reallowance
                                         As a % of      As a % of      as a % of
                                          Purchase     Net Amount       Purchase
                                             Price       Invested          Price
--------------------------------------------------------------------------------
Less than  $ 50,000                          5.25%          5.54%          5.00%
$ 50,000 - $ 99,999                          4.25%          4.44%          4.00%
$100,000 - $249,999                          3.25%          3.36%          3.00%
$250,000 - $499,999                          2.25%          2.30%          2.00%
$500,000 - $999,999                          1.75%          1.78%          1.50%
$1 million and over                          0.00%          0.00%          0.00%

You may purchase shares of the fund by contacting your investment professional or financial institution. You may also purchase shares of the fund by completing a new account application. New account applications may be obtained by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
SELLING FUND SHARES

If you are selling Class B or Class C shares, you may pay a CDSC.

If you purchased shares of the fund through an investment professional or financial institution, simply call them to sell your shares. You may also sell your shares by calling Investor Services at 1-800-637-2548. To sell shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Dividend and capital gain distributions will be reinvested in additional shares of the fund, unless you request otherwise. Dividends and capital gains from the fund's net investment income, if any, are declared and paid annually. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account). Dividends from the fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of the fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you have held your shares.

The fund may be required to pay withholding and other taxes imposed by foreign countries. If the fund has more than 50% of its total assets invested in securities of foreign corporations at the end of its taxable year, it may make an election that will permit you either to claim a foreign tax credit with respect to foreign taxes paid by the fund or to deduct those amounts as an itemized deduction on your tax return. If the fund makes this election, you will be notified and provided with sufficient information to calculate the amount you may deduct as foreign taxes paid or your foreign tax credit.

--------------------------------------------------------------------------------
SERVICES OFFERED

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling First American Funds Investor Services at 1-800-637-2548.



FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

FPR-INTL-00


                         3      FUND PROFILE - First American International Fund

                                                      SEPTEMBER 30, 2000


                                                      ASSET CLASSES

                                                      (*)  EQUITY FUNDS
                                                       *   FUNDS OF FUNDS
                                                       *   BOND FUNDS
                                                       *   TAX FREE FUNDS
                                                       *   MONEY MARKET FUNDS


FUND PROFILE



FIRST AMERICAN

HEALTH
   SCIENCES
         FUND

CLASS A, CLASS B,
AND CLASS C SHARES


THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 1-800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN HEALTH SCIENCES FUND

--------------------------------------------------------------------------------
OBJECTIVE

Health Sciences Fund has an objective of long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Health Sciences Fund invests primarily (at least 65% of its total assets) in common stocks of companies which develop, produce, or distribute products or services connected with health care or medicine, including: pharmaceuticals; health care services and administration; diagnostics; medical equipment, supplies and technology; and medical research and development. The fund's advisor will invest in companies that it believes have the potential for above average growth in revenue and earnings as a result of new or unique products, processes, or services; increasing demand for a company's products or services; established market leadership; or exceptional management. The fund's investments may include development stage companies (companies that do not have significant revenues) and small- and mid-capitalization companies. Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering
(IPO), including "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. The fund may also invest in real estate investment trusts (REITs) that finance medical care facilities. REITs are publicly traded corporations or trusts that acquire, hold and manage real estate.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry or sector of the market.

RISKS OF THE HEALTH SCIENCES SECTOR. Because the fund invests primarily in stocks related to health care or medicine, it is particularly susceptible to risks associated with the health sciences industries. Many products and services in the health sciences industries may become rapidly obsolete due to technological and scientific advances. In addition, governmental regulation may have a material effect on the demand for products and services in these industries.

RISKS OF NON-DIVERSIFICATION. The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, and because those issuers will be in the same or related economic sectors, the fund's portfolio securities may be more susceptible to any single economic, technological, or regulatory occurrence than the portfolio securities of a diversified fund.

RISKS OF DEVELOPMENT STAGE, SMALL- AND MID-CAP STOCKS. Stocks of development stage and small-capitalization companies involve substantial risk, and have experienced greater price volatility than stocks of more established companies.

RISKS OF REITS. REITs will be affected by changes in the values of and incomes from the properties they own or the credit quality of the mortgages they hold. REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders.

RISKS OF IPOS. IPOs generally have limited operating histories and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower. The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. However, because Class C shares have not been offered for a full calendar year, no performance information is presented for these shares. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.


NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

                       1      FUND PROFILE - First American Health Sciences Fund

FIRST AMERICAN HEALTH SCIENCES FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

  16.14%   -6.94%   -1.32%
-----------------------------
   1997     1998     1999

Best Quarter:
Quarter ending:    December 31, 1998      17.93%

Worst Quarter:
Quarter ending:    September 30, 1998    (22.34)%

AVERAGE ANNUAL TOTAL RETURNS          Inception         Year             Since Inception   Since Inception
AS OF 12/31/99                             Date   To Date(2)   One Year        (Class A)         (Class B)
----------------------------------------------------------------------------------------------------------
Health Sciences Fund (Class A)          1/31/96       39.83%    (6.52)%            0.15%               N/A
----------------------------------------------------------------------------------------------------------
Health Sciences Fund (Class B)          1/31/96       41.59%    (6.70)%              N/A             0.17%
----------------------------------------------------------------------------------------------------------
S & P Health Care Composite Index(3)                  26.08%    (8.15)%           21.96%            21.96%
----------------------------------------------------------------------------------------------------------
Russell 2000 Index(4)                                  4.18%    21.26%            14.28%            14.28%
----------------------------------------------------------------------------------------------------------

(1)Total return (without sales charges reflected) for the period from 1/1/2000 to 9/30/2000 was 47.57% and 46.59%, respectively, for Class A and Class B shares.
(2)Year to date performance for the fund (with sales charges reflected) and the indices is for the period from 1/1/2000 to 9/30/2000.
(3)An unmanaged index comprised of health care stocks in the S & P 500 (an unmanaged index of large capitalization stocks). Previously, the fund used the Russell 2000 Index as a benchmark. Going forward, the fund will use the S & P Health Care Composite Index as a comparison, as it is better suited to the fund's investment strategies. The since inception performance of the index is calculated from 1/31/96.
(4)An unmanaged index comprised of the smallest 2000 companies in the Russell 3000 Index. The latter index is composed of 3000 large U.S. companies representing approximately 98% of the investable U.S. equity market. The since inception performance of the index is calculated from 1/31/96.

PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

---------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                              CLASS A      CLASS B      CLASS C
---------------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)
 AS A % OF OFFERING PRICE                                                       5.25%        0.00%        1.00%

 MAXIMUM DEFERRED SALES CHARGE (LOAD)
 AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS    0.00%(2)     5.00%        1.00%

 ANNUAL MAINTENANCE FEE(3)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                              $25          $25          $25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
---------------------------------------------------------------------------------------------------------------
 Management Fees                                                                0.70%        0.70%        0.70%
 Distribution and Service (12b-1) Fees                                          0.25%        1.00%        1.00%
 Other Expenses                                                                 0.35%        0.35%        0.35%(4)
 TOTAL                                                                          1.30%        2.05%        2.05%
---------------------------------------------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

 Waiver of Fund Expenses                                                      (0.14)%      (0.13)%      (0.13)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                        1.16%        1.92%        1.92%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.15%, 1.90%, AND 1.90%, RESPECTIVELY, FOR CLASS A, CLASS B, AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.
(3)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares.
(4)"Other Expenses" are based on estimated amounts for the current fiscal year.

--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                       CLASS B                  CLASS B                 CLASS C                  CLASS C
                           assuming redemption   assuming no redemption     assuming redemption   assuming no redemption
               CLASS A   at end of each period    at end of each period   at end of each period    at end of each period
------------------------------------------------------------------------------------------------------------------------
   1 year       $  650                  $  708                   $  208                  $  406                   $  306
   3 years      $  915                  $1,043                   $  643                  $  736                   $  736
   5 years      $1,200                  $1,303                   $1,103                  $1,192                   $1,192
  10 years      $2,010                  $2,187                   $2,187                  $2,455                   $2,455


                       2      FUND PROFILE - First American Health Sciences Fund

FIRST AMERICAN HEALTH SCIENCES FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2000, it had more than $77 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

--------------------------------------------------------------------------------
BUYING FUND SHARES

You may become a shareholder of the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus any applicable sales load. Class A shares charge a front-end sales load that varies depending on the amount of your purchase (set forth in the chart below). Class B shares have a back-end sales load, which means that if you redeem your shares within six years of purchase, you will pay a contingent deferred sales charge
(CDSC) that declines from 5% the first year the shares are held to 0% by the beginning of the seventh year the shares are held. Class C shares have a 1% front-end sales load and a CDSC of 1% if the shares are redeemed within 18 months from the date of purchase. In addition to the different sales-load structures between Class A, Class B, and Class C shares, the fees and expenses may vary (as first forth in the Fees and Expenses table). See an investment professional to help determine which share class is best suited to your needs.

                                                                         Maximum
                                               Sales Charge          Reallowance
                                         As a % of      As a % of      as a % of
                                          Purchase     Net Amount       Purchase
                                             Price       Invested          Price
--------------------------------------------------------------------------------
Less than  $ 50,000                          5.25%          5.54%          5.00%
$ 50,000 - $ 99,999                          4.25%          4.44%          4.00%
$100,000 - $249,999                          3.25%          3.36%          3.00%
$250,000 - $499,999                          2.25%          2.30%          2.00%
$500,000 - $999,999                          1.75%          1.78%          1.50%
$1 million and over                          0.00%          0.00%          0.00%

You may purchase shares of the fund by contacting your investment professional or financial institution. You may also purchase shares of the fund by completing a new account application. New account applications may be obtained by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
SELLING FUND SHARES

If you are selling Class B or Class C shares, you may pay a CDSC.

If you purchased shares of the fund through an investment professional or financial institution, simply call them to sell your shares. You may also sell your shares by calling Investor Services at 1-800-637-2548. To sell shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Dividend and capital gain distributions will be reinvested in additional shares of the fund, unless you request otherwise. Dividends from the fund's net investment income, if any, are declared and paid quarterly. Any capital gains are distributed at least once each year. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account). Dividends from the fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of the fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you have held your shares. The fund expects that, as a result of its investment objective and strategy, the fund's distributions will consist primarily of capital gains.

--------------------------------------------------------------------------------
SERVICES OFFERED

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling First American Funds Investor Services at 1-800-637-2548.


FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

FPR-HS-00


                       3      FUND PROFILE - First American Health Sciences Fund

                                                      SEPTEMBER 30, 2000


                                                      ASSET CLASSES

                                                      (*)  EQUITY FUNDS
                                                       *   FUNDS OF FUNDS
                                                       *   BOND FUNDS
                                                       *   TAX FREE FUNDS
                                                       *   MONEY MARKET FUNDS


FUND PROFILE



FIRST AMERICAN

REAL ESTATE
    SECURITIES
          FUND

CLASS A, CLASS B,
AND CLASS C SHARES


THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 1-800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN REAL ESTATE SECURITIES FUND

--------------------------------------------------------------------------------
OBJECTIVE

Real Estate Securities Fund's objective is to provide above average current income and long-term capital appreciation.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Real Estate Securities Fund invests primarily (at least 65% of its total assets) in income- producing common stocks of publicly traded companies engaged in the real estate industry. These companies derive at least 50% of their revenues or profits from the ownership, construction, management, financing, or sale of real estate or have at least 50% of the fair market value of their assets invested in real estate. The advisor will select companies that it believes exhibit strong management teams, a strong competitive position, above average growth in revenues and a sound balance sheet.

A majority of the fund's total assets will be invested in real estate investment trusts (REITs). REITs are publicly traded corporations or trusts that acquire, hold and manage residential or commercial real estate. REITs generally can be divided into the following three types:

o equity REITs, which invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains or real estate appreciation.

o mortgage REITs, which invest the majority of their assets in real estate mortgage loans and derive their income primarily from interest payments.

o hybrid REITs, which combine the characteristics of equity REITs and mortgage REITs.

The fund expects to emphasize investments in equity REITs, although it may invest in all three kinds of REITs.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

RISKS OF THE REAL ESTATE INDUSTRY. Because the fund invests primarily in the real estate industry, it is particularly susceptible to risks associated with that industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional, and national basis in the past and may continue to be in the future.

RISK OF REAL ESTATE INVESTMENT TRUSTS (REITS). There are risks associated with direct investments in REITs. Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders.

RISKS OF NON-DIVERSIFICATION. The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, and because those issuers generally will be in the real estate industry, the fund's portfolio securities may be more susceptible to any single economic or regulatory occurrence than the portfolio securities of a diversified fund.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower. The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. However, because Class C shares have not been offered for a full calendar year, no performance information is presented for these shares. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.


NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

                1      FUND PROFILE - First American Real Estate Securities Fund

FIRST AMERICAN REAL ESTATE SECURITIES FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

  30.63%   19.21%   -16.16%   -3.91%
---------------------------------------
   1996     1997      1998     1999

Best Quarter:
Quarter ending:    December 31, 1996     16.59%

Worst Quarter:
Quarter ending:    September 30, 1998    (9.78)%

AVERAGE ANNUAL TOTAL RETURNS              Inception         Year             Since Inception   Since Inception
AS OF 12/31/99                                 Date   To Date(2)   One Year        (Class A)         (Class B)
--------------------------------------------------------------------------------------------------------------
Real Estate Securities Fund (Class A)       9/29/95       20.85%    (8.99)%            5.48%               N/A
--------------------------------------------------------------------------------------------------------------
Real Estate Securities Fund (Class B)       9/29/95       21.84%    (9.08)%              N/A             5.57%
--------------------------------------------------------------------------------------------------------------
Morgan Stanley REIT Index(3)                              22.77%    (4.55)%            7.58%             7.02%
--------------------------------------------------------------------------------------------------------------

(1)Total return (without sales charges reflected) for the period from 1/1/2000 to 9/30/2000 was 27.54% and 26.84%, respectively, for Class A and Class B shares.
(2)Year to date performance for the fund (with sales charges reflected) and the index is for the period from 1/1/2000 to 9/30/2000.
(3)An unmanaged index of the most actively traded real estate investment trusts. The since inception performance of the index is calculated from 9/30/95.

PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

---------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                              CLASS A      CLASS B      CLASS C
---------------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)
 AS A % OF OFFERING PRICE                                                       5.25%        0.00%        1.00%

 MAXIMUM DEFERRED SALES CHARGE (LOAD)
 AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS    0.00%(2)     5.00%        1.00%

 ANNUAL MAINTENANCE FEE(3)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                              $25          $25          $25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
---------------------------------------------------------------------------------------------------------------
 Management Fees                                                                0.70%        0.70%        0.70%
 Distribution and Service (12b-1) Fees                                          0.25%        1.00%        1.00%
 Other Expenses                                                                 0.23%        0.23%        0.23%(4)
 TOTAL                                                                          1.18%        1.93%        1.93%
---------------------------------------------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

 Waiver of Fund Expenses                                                      (0.13)%      (0.13)%      (0.13)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES  (AFTER WAIVERS)                       1.05%        1.80%        1.80%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.05%, 1.80%, AND 1.80%, RESPECTIVELY, FOR CLASS A, CLASS B, AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.
(3)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares.
(4)"Other expenses" are based on estimated amounts for the current fiscal year.

--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                       CLASS B                  CLASS B                 CLASS C                  CLASS C
                           assuming redemption   assuming no redemption     assuming redemption   assuming no redemption
               CLASS A   at end of each period    at end of each period   at end of each period    at end of each period
------------------------------------------------------------------------------------------------------------------------
   1 year       $  639                  $  696                   $  196                  $  394                   $  294
   3 years      $  880                  $1,006                   $  606                  $  700                   $  700
   5 years      $1,140                  $1,242                   $1,042                  $1,131                   $1,131
  10 years      $1,882                  $2,059                   $2,059                  $2,331                   $2,331


                2      FUND PROFILE - First American Real Estate Securities Fund

FIRST AMERICAN REAL ESTATE SECURITIES FUND CONTINUED

--------------------------------------------------------------------------------
FUND MANAGEMENT

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2000, it had more than $77 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

--------------------------------------------------------------------------------
BUYING FUND SHARES

You may become a shareholder of the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus any applicable sales load. Class A shares charge a front-end sales load that varies depending on the amount of your purchase (set forth in the chart below). Class B shares have a back-end sales load, which means that if you redeem your shares within six years of purchase, you will pay a contingent deferred sales charge
(CDSC) that declines from 5% the first year the shares are held to 0% by the beginning of the seventh year the shares are held. Class C shares have a 1% front-end sales load and a CDSC of 1% if the shares are redeemed within 18 months from the date of purchase. In addition to the different sales-load structures between Class A, Class B, and Class C shares, the fees and expenses may vary (as first forth in the Fees and Expenses table). See an investment professional to help determine which share class is best suited to your needs.

                                                                         Maximum
                                               Sales Charge          Reallowance
                                         As a % of      As a % of      as a % of
                                          Purchase     Net Amount       Purchase
                                             Price       Invested          Price
--------------------------------------------------------------------------------
Less than  $ 50,000                          5.25%          5.54%          5.00%
$ 50,000 - $ 99,999                          4.25%          4.44%          4.00%
$100,000 - $249,999                          3.25%          3.36%          3.00%
$250,000 - $499,999                          2.25%          2.30%          2.00%
$500,000 - $999,999                          1.75%          1.78%          1.50%
$1 million and over                          0.00%          0.00%          0.00%

You may purchase shares of the fund by contacting your investment professional or financial institution. You may also purchase shares of the fund by completing a new account application. New account applications may be obtained by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
SELLING FUND SHARES

If you are selling Class B or Class C shares, you may pay a CDSC.

If you purchased shares of the fund through an investment professional or financial institution, simply call them to sell your shares. You may also sell your shares by calling Investor Services at 1-800-637-2548. To sell shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Dividend and capital gain distributions will be reinvested in additional shares of the fund, unless you request otherwise. Dividends from the fund's net investment income, if any, are declared and paid quarterly. Any capital gains are distributed at least once each year. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account). Dividends from the fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of the fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you have held your shares. The fund expects that, as a result of its investment objective and strategy, its distributions will consist primarily of ordinary income, while a portion of the distributions paid may be a return of capital.

--------------------------------------------------------------------------------
SERVICES OFFERED

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling First American Funds Investor Services at 1-800-637-2548.



FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

FPR-RE-00


                3      FUND PROFILE - First American Real Estate Securities Fund

                                                      SEPTEMBER 30, 2000


                                                      ASSET CLASSES

                                                      (*)  EQUITY FUNDS
                                                       *   FUNDS OF FUNDS
                                                       *   BOND FUNDS
                                                       *   TAX FREE FUNDS
                                                       *   MONEY MARKET FUNDS


FUND PROFILE



FIRST AMERICAN


TECHNOLOGY
       FUND

CLASS A, CLASS B,
AND CLASS C SHARES


THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 1-800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN TECHNOLOGY FUND

--------------------------------------------------------------------------------
OBJECTIVE

Technology Fund has an objective of long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Technology Fund invests primarily (at least 65% of its total assets) in common stocks of companies which the fund's advisor believes either have, or will develop, products, processes, or services that will provide or will benefit significantly from technological innovations, advances, and improvements. These may include: inexpensive computing power, such as personal computers; improved methods of communications, such as satellite transmission; and technology related services such as Internet related marketing services.

The prime emphasis of the fund is to identify companies which the advisor believes are positioned to benefit from technological advances in areas such as semiconductors, computers, software, communications, and online services. Companies in which the fund invests may include development-stage companies (companies that do not have significant revenues) and small- capitalization companies. The advisor will generally select companies that it believes exhibit strong management teams, a strong competitive position, above average growth in revenues and a sound balance sheet.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access than individual investors have to IPOs, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

RISKS OF NON-DIVERSIFICATION. The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, and because those issuers will be in the same or related economic sectors, the fund's portfolio securities may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio securities of a diversified fund.

RISKS OF THE TECHNOLOGY SECTOR. Because the fund invests primarily in technology related stocks, it is particularly susceptible to risks associated with the technology industry. Competitive pressures may have a significant effect on the financial condition of companies in that industry.

RISKS OF DEVELOPMENT-STAGE AND SMALL-CAP STOCKS. Stocks of development-stage and small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger-capitalization companies, and they may be expected to do so in the future.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOS). Companies involved in IPOs generally have limited operating histories and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower. The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. However, because Class C shares have not been offered for a full calendar year, no performance information is presented for these shares. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.


NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

                            1      FUND PROFILE - First American Technology Fund

FIRST AMERICAN TECHNOLOGY FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1),(2)

[BAR CHART]

  40.93%   22.12%    6.91%    32.47%   191.79%
------------------------------------------------
   1995     1996     1997      1998     1999

Best Quarter:
Quarter ending:    December 31, 1999      80.60%

Worst Quarter:
Quarter ending:    September 30, 1998    (18.20)%

AVERAGE ANNUAL TOTAL RETURNS
AS OF 12/31/99(1)                   Inception         Year                          Since Inception   Since Inception
                                         Date   To Date(3)   One Year   Five Years        (Class A)         (Class B)
---------------------------------------------------------------------------------------------------------------------
Technology Fund (Class A)              4/4/94      (5.51)%    176.52%       46.46%           45.04%               N/A
---------------------------------------------------------------------------------------------------------------------
Technology Fund (Class B)             8/15/94      (5.79)%    184.69%       46.87%              N/A            49.45%
---------------------------------------------------------------------------------------------------------------------
S & P Technology Composite Index(4)                (9.33)%     75.21%       50.76%           47.34%            47.88%
---------------------------------------------------------------------------------------------------------------------
Russell 2000 Index(5)                               4.18%      21.26%       16.69%           14.64%            15.09%

(1)Technology Fund's recent returns were primarily achieved buying IPOs and technology related stocks in a period favorable for these investments. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs and technology stocks will have the same effect on performance as it did recently.
(2)Total return (without sales charges reflected) for the period from 1/1/2000 to 9/30/2000 was (0.27)% and (0.83)%, respectively, for Class A and Class B shares.
(3)Year to date performance for the fund (with sales charges reflected) and the indices is for the period from 1/1/2000 to 9/30/2000.
(4)An unmanaged index comprised of Technology stocks in the S & P 500 (an unmanaged index of large capitalization stocks). Previously, the fund used the Russell 2000 Index as a benchmark. Going forward, the fund will use the S & P Technology Composite Index as a comparison, as it is better suited to the fund's investment strategies. The since inception performance of the indexes for Class A and Class B shares is calculated from 4/30/94 and 8/31/94, respectively.
(5)An unmanaged index comprised of the smallest 2000 companies in the Russell 3000 Index. The latter index is composed of 3000 large U.S. companies representing approximately 98% of the investable U.S. equity market. The since inception performance of the indexes for Class A and Class B shares is calculated from 4/30/94 and 8/31/94, respectively.

PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

---------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                              CLASS A      CLASS B      CLASS C
---------------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)
 AS A % OF OFFERING PRICE                                                       5.25%        0.00%        1.00%

 MAXIMUM DEFERRED SALES CHARGE (LOAD)
 AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS    0.00%(2)     5.00%        1.00%

 ANNUAL MAINTENANCE FEE(3)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                              $25          $25          $25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
---------------------------------------------------------------------------------------------------------------
 Management Fees                                                                0.70%        0.70%        0.70%
 Distribution and Service (12b-1) Fees                                          0.25%        1.00%        1.00%
 Other Expenses                                                                 0.21%        0.21%        0.21%(4)
 TOTAL                                                                          1.16%        1.91%        1.91%
---------------------------------------------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

 Waiver of Fund Expenses                                                      (0.01)%      (0.01)%      (0.01)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                        1.15%        1.90%        1.90%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.15%, 1.90%, AND 1.90%, RESPECTIVELY, FOR CLASS A, CLASS B, AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.
(3)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares.
(4)"Other expenses" are based on estimated amounts for the current fiscal year.

--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                       CLASS B                  CLASS B                 CLASS C                  CLASS C
                           assuming redemption   assuming no redemption     assuming redemption   assuming no redemption
               CLASS A   at end of each period    at end of each period   at end of each period    at end of each period
------------------------------------------------------------------------------------------------------------------------
   1 year       $  637                  $  694                   $  194                  $  392                   $  292
   3 years      $  874                  $1,000                   $  600                  $  694                   $  694
   5 years      $1,130                  $1,232                   $1,032                  $1,121                   $1,121
  10 years      $1,860                  $2,038                   $2,038                  $2,310                   $2,310


                            2      FUND PROFILE - First American Technology Fund

FIRST AMERICAN TECHNOLOGY FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2000, it had more than $77 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

--------------------------------------------------------------------------------
BUYING FUND SHARES

You may become a shareholder of the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus any applicable sales load. Class A shares charge a front-end sales load that varies depending on the amount of your purchase (set forth in the chart below). Class B shares have a back-end sales load, which means that if you redeem your shares within six years of purchase, you will pay a contingent deferred sales charge
(CDSC) that declines from 5% the first year the shares are held to 0% by the beginning of the seventh year the shares are held. Class C shares have a 1% front-end sales load and a CDSC of 1% if the shares are redeemed within 18 months from the date of purchase. In addition to the different sales-load structures between Class A, Class B, and Class C shares, the fees and expenses may vary (as first forth in the Fees and Expenses table). See an investment professional to help determine which share class is best suited to your needs.

                                                                         Maximum
                                               Sales Charge          Reallowance
                                         As a % of      As a % of      as a % of
                                          Purchase     Net Amount       Purchase
                                             Price       Invested          Price
--------------------------------------------------------------------------------
Less than  $ 50,000                          5.25%          5.54%          5.00%
$ 50,000 - $ 99,999                          4.25%          4.44%          4.00%
$100,000 - $249,999                          3.25%          3.36%          3.00%
$250,000 - $499,999                          2.25%          2.30%          2.00%
$500,000 - $999,999                          1.75%          1.78%          1.50%
$1 million and over                          0.00%          0.00%          0.00%

You may purchase shares of the fund by contacting your investment professional or financial institution. You may also purchase shares of the fund by completing a new account application. New Account applications may be obtained by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
SELLING FUND SHARES

If you are selling Class B or Class C shares, you may pay a CDSC.

If you purchased shares of the fund through an investment professional or financial institution, simply call them to sell your shares. You may also sell your shares by calling Investor Services at 1-800-637-2548. To sell shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Dividend and capital gain distributions will be reinvested in additional shares of the fund, unless you request otherwise. Dividends from the fund's net investment income, if any, are declared and paid quarterly. Any capital gains are distributed at least once each year. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account). Dividends from the fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of the fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you have held your shares. The fund expects that, as a result of its investment objective and strategy, its distributions will consist primarily of capital gains.

--------------------------------------------------------------------------------
SERVICES OFFERED

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling First American Funds Investor Services at 1-800-637-2548.



FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

FPR-TEC-00


                            3      FUND PROFILE - First American Technology Fund

                                                      SEPTEMBER 30, 2000


                                                      ASSET CLASSES

                                                      (*)  EQUITY FUNDS
                                                       *   FUNDS OF FUNDS
                                                       *   BOND FUNDS
                                                       *   TAX FREE FUNDS
                                                       *   MONEY MARKET FUNDS


FUND PROFILE



FIRST AMERICAN


EQUITY INDEX
         FUND

U.S. BANCORP
401(k) SAVINGS PLAN

CLASS Y SHARES


THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 1-800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN EQUITY INDEX FUND

--------------------------------------------------------------------------------
OBJECTIVE

Equity Index Fund's objective is to provide investment results that correspond to the performance of the Standard & Poor's 500 Composite Index (S&P 500).

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Equity Index Fund invests at least 90% of its total assets in common stocks included in the S&P 500. The S&P 500 is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation.

The fund's advisor believes that the fund's objective can best be achieved by investing in common stocks of approximately 90% to 100% of the issues included in the S&P 500, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as possible, the composition of the S&P 500.

Because the fund may not always hold all of the stocks included in the S&P 500, and because the fund has expenses and the index does not, the fund will not duplicate the index's performance precisely. However, the fund's advisor believes there should be a close correlation between the fund's performance and that of the S&P 500 in both rising and falling markets.

The fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 500 of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 500. If the fund is unable to achieve a correlation of 95% over time, the fund's board of directors will consider alternative strategies for the fund.

The fund also may invest up to 10% of its total assets in stock index futures contracts, options on stock indices, options on stock index futures, and index participation contracts based on the S&P 500. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of fund assets devoted to replicating the composition of the S&P 500 and to reduce transaction costs.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year.
You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

FAILURE TO MATCH PERFORMANCE OF S&P 500. The fund's ability to replicate the performance of the S&P 500 may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor's calculates the performance of the S&P 500, the amount and timing of cash flows into and out of the fund, commissions, sales charges (if any), and other expenses.

RISKS OF OPTIONS AND FUTURES. The fund will suffer a loss in connection with its use of options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the options or the futures contracts.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.


NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

                          1      FUND PROFILE - First American Equity Index Fund

FIRST AMERICAN EQUITY INDEX FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations below provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

  36.97%    22.44%    32.84%    28.56%    20.41%
--------------------------------------------------
   1995      1996      1997      1998      1999

Best Quarter:
Quarter ending:    December 31, 1998     21.39%

Worst Quarter:
Quarter ending:    September 30, 1998    (9.91)%

AVERAGE ANNUAL TOTAL RETURNS          Inception         Year                               Since
AS OF 12/31/99                             Date   To Date(2)   One Year   Five Years   Inception
------------------------------------------------------------------------------------------------
Equity Index Fund                        2/4/94      (1.88)%     20.41%       28.09%      23.34%
------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(3)             (1.39)%     21.04%       28.55%      24.17%
------------------------------------------------------------------------------------------------

(1)Total return for the period from 1/1/2000 to 9/30/2000 was (1.88)%.
(2)Year to date performance for the fund and the index is for the period from 1/1/2000 to 9/30/2000.
(3)An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 2/28/94.

PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None

 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                           0.70%
 Distribution and Service (12b-1) Fees                                      None
 Other Expenses                                                            0.19%
 TOTAL                                                                     0.89%
--------------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

   Waiver of Fund Expenses                                               (0.54)%
   TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                 0.35%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.35%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
  1 year                                                                  $   91
  3 years                                                                 $  284
  5 years                                                                 $  493
 10 years                                                                 $1,096


                          2      FUND PROFILE - First American Equity Index Fund

FIRST AMERICAN EQUITY INDEX FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2000, it had more than $77 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.rsweb.com/60587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.rsweb.com/60587.



FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

10/2000 FPEINX(I)


                          3      FUND PROFILE - First American Equity Index Fund

                                                      SEPTEMBER 30, 2000


                                                      ASSET CLASSES

                                                      (*)  EQUITY FUNDS
                                                       *   FUNDS OF FUNDS
                                                       *   BOND FUNDS
                                                       *   TAX FREE FUNDS
                                                       *   MONEY MARKET FUNDS


FUND PROFILE



FIRST AMERICAN

LARGE CAP
    GROWTH
       FUND

U.S. BANCORP
401(k) SAVINGS PLAN

CLASS Y SHARES


THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 1-800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
OBJECTIVE

Large Cap Growth Fund's objective is long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Large Cap Growth Fund invests primarily (at least 75% of its total assets) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase. The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o  above average growth in revenue and earnings.

o  strong competitive position.

o  strong management.

o  sound financial condition.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.


NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

                      1      FUND PROFILE - First American Large Cap Growth Fund

FIRST AMERICAN LARGE CAP GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations below provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

  32.78%    23.23%    21.61%    24.05%    38.04%
--------------------------------------------------
   1995      1996      1997      1998      1999

Best Quarter:
Quarter ending:    December 31, 1999      22.71%

Worst Quarter:
Quarter ending:    September 30, 1998    (14.09)%

AVERAGE ANNUAL TOTAL RETURNS           Inception         Year                               Since
AS OF 12/31/99                              Date   To Date(2)   One Year   Five Years   Inception
-------------------------------------------------------------------------------------------------
Large Cap Growth Fund                     8/2/94        2.79%     38.04%       27.79%      26.38%
-------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(3)               (1.39)%    21.04%       28.55%      25.95%
-------------------------------------------------------------------------------------------------

(1)Total return for the period from 1/1/2000 to 9/30/2000 was 2.79%.
(2)Year to date performance for the fund and the index is for the period from 1/1/2000 to 9/30/2000.
(3)An unmanaged index of large capitalization stocks. The since inception performance of each index is calculated from 8/31/94.

PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None

 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                           0.70%
 Distribution and Service (12b-1) Fees                                      None
 Other Expenses                                                            0.19%
 TOTAL                                                                     0.89%
--------------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

 Waiver of Fund Expenses                                                 (0.09)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                   0.80%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.80%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
   1 year                                                                 $   91
   3 years                                                                $  284
   5 years                                                                $  493
  10 years                                                                $1,096


                      2      FUND PROFILE - First American Large Cap Growth Fund

FIRST AMERICAN LARGE CAP GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2000, it had more than $77 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.rsweb.com/60587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.rsweb.com/60587.



FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

10/2000 FPLCG(I)


                      3      FUND PROFILE - First American Large Cap Growth Fund

                                                      SEPTEMBER 30, 2000


                                                      ASSET CLASSES

                                                      (*)  EQUITY FUNDS
                                                       *   FUNDS OF FUNDS
                                                       *   BOND FUNDS
                                                       *   TAX FREE FUNDS
                                                       *   MONEY MARKET FUNDS


FUND PROFILE



FIRST AMERICAN

LARGE CAP
     VALUE
       FUND

U.S. BANCORP
401(k) SAVINGS PLAN

CLASS Y SHARES


THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 1-800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Large Cap Value Fund's primary objective is capital appreciation. Current income is a secondary objective of the fund.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Large Cap Value Fund invests primarily (at least 75% of its total assets) in common stocks of companies that cover a broad range of industries and that have market capitalizations of at least $5 billion at the time of purchase. In selecting stocks, the fund's advisor invests in securities that it believes:

o  are undervalued relative to other securities in the same industry or market.

o  exhibit good or improving fundamentals.

o exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.


NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE


                       1      FUND PROFILE - First American Large Cap Value Fund

FIRST AMERICAN LARGE CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations below provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

  32.23%    29.47%    22.80%    9.99%     8.20%
--------------------------------------------------
   1995      1996      1997      1998      1999

Best Quarter:
Quarter ending:    December 31, 1998      16.64%

Worst Quarter:
Quarter ending:    September 30, 1998    (13.85)%

AVERAGE ANNUAL TOTAL RETURNS           Inception         Year                               Since
AS OF 12/31/99                              Date   To Date(2)   One Year   Five Years   Inception
-------------------------------------------------------------------------------------------------
Large Cap Value Fund                      2/4/94      (1.98)%      8.20%       20.13%      17.17%
-------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(3)              (1.39)%     21.04%       28.55%      24.17%
-------------------------------------------------------------------------------------------------

(1)Total return for the period from 1/1/2000 to 9/30/2000 was (1.98)%.
(2)Year to date performance for the fund and the index is for the period from 1/1/2000 to 9/30/2000.
(3)An unmanaged index of large capitalization stocks. The since inception performance of each index is calculated from 2/28/94.

PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None

 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                           0.70%
 Distribution and Service (12b-1) Fees                                      None
 Other Expenses                                                            0.20%
 TOTAL                                                                     0.90%
--------------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

   Waiver of Fund Expenses                                               (0.10)%
   TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                 0.80%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.80%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
   1 year                                                                 $   92
   3 years                                                                $  287
   5 years                                                                $  498
  10 years                                                                $1,108


                       2      FUND PROFILE - First American Large Cap Value Fund

FIRST AMERICAN LARGE CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2000, it had more than $77 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.rsweb.com/60587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.rsweb.com/60587.



FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

10/2000 FPLCV(I)


                       3      FUND PROFILE - First American Large Cap Value Fund

                                                      SEPTEMBER 30, 2000


                                                      ASSET CLASSES

                                                      (*)  EQUITY FUNDS
                                                       *   FUNDS OF FUNDS
                                                       *   BOND FUNDS
                                                       *   TAX FREE FUNDS
                                                       *   MONEY MARKET FUNDS


FUND PROFILE



FIRST AMERICAN

MID CAP
       GROWTH
             FUND

U.S. BANCORP
401(k) SAVINGS PLAN

CLASS Y SHARES


THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 1-800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN MID CAP GROWTH FUND

--------------------------------------------------------------------------------
OBJECTIVE

Mid Cap Growth Fund has an objective of growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Mid Cap Growth Fund invests primarily (at least 75% of total assets) in common stocks of mid capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell Midcap Index ranged from approximately $316 million to $37.9 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o  above average growth in revenue and earnings.

o  strong competitive position.

o  strong management.

o  sound financial condition.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access than individual investors have to IPOs, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or mid-cap stocks may underperform the market as a whole.

RISKS OF MID-CAP STOCKS. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOS). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.


NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

                        1      FUND PROFILE - First American Mid Cap Growth Fund

FIRST AMERICAN MID CAP GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations below provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1),(2),(3)

[BAR CHART]


  10.84%    55.02%
----------------------
   1998      1999

Best Quarter:
Quarter ending:    December 31, 1999      47.87%

Worst Quarter:
Quarter ending:    September 30, 1998    (19.31)%


AVERAGE ANNUAL TOTAL RETURNS       Inception         Year                  Since
AS OF 12/31/99(1),(2)                   Date   To Date(4)   One Year   Inception
--------------------------------------------------------------------------------
Mid Cap Growth Fund                  2/18/97       19.63%     55.02%      29.01%
--------------------------------------------------------------------------------
Russell Midcap Index(5)                            12.27%     18.23%      18.59%
--------------------------------------------------------------------------------

(1)On 8/7/98, the Mid Cap Growth Fund became the successor by merger to the Piper Emerging Growth Fund, a series of Piper Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 8/7/98 represents that of the Piper Emerging Growth Fund.
(2)Mid Cap Growth Fund's recent returns were higher due in part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs will have the same effect on performance as it did recently.
(3)Total return for the period from 1/1/2000 to 9/30/2000 was 19.63%.
(4)Year to date performance for the fund and the index is for the period from 1/1/2000 to 9/30/2000.
(5)An unmanaged index comprised of the 800 smallest securities in the Russell 1000 Index, which represent approximately 24% of the total market capitalization of the investable U.S. equity market. The since inception performance of the index is calculated from 2/28/97.

PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None

 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                           0.70%
 Distribution and Service (12b-1) Fees                                      None
 Other Expenses                                                            0.26%
 TOTAL                                                                     0.96%
--------------------------------------------------------------------------------

(1)The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

     Waiver of Fund Expenses                                             (0.07)%
     TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)               0.89%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.90%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
   1 year                                                                 $   98
   3 years                                                                $  306
   5 years                                                                $  531
  10 years                                                                $1,178


                        2      FUND PROFILE - First American Mid Cap Growth Fund

FIRST AMERICAN MID CAP GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2000, it had more than $77 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.rsweb.com/60587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.rsweb.com/60587.



FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

10/2000 FPMCG(I)


                        3      FUND PROFILE - First American Mid Cap Growth Fund

                                                      SEPTEMBER 30, 2000


                                                      ASSET CLASSES

                                                      (*)  EQUITY FUNDS
                                                       *   FUNDS OF FUNDS
                                                       *   BOND FUNDS
                                                       *   TAX FREE FUNDS
                                                       *   MONEY MARKET FUNDS


FUND PROFILE



FIRST AMERICAN

MID CAP
   VALUE
     FUND

U.S. BANCORP
401(k) SAVINGS PLAN

CLASS Y SHARES


THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 1-800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN MID CAP VALUE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Mid Cap Value Fund has an objective of capital appreciation.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Mid Cap Value Fund invests primarily (at least 75% of total assets) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell Midcap Index ranged from approximately $316 million to $37.9 billion.

In selecting stocks, the fund's advisor invests in securities it believes:

o  are undervalued relative to other securities in the same industry or market.

o  exhibit good or improving fundamentals.

o exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or mid-cap stocks may underperform the market as a whole.

RISKS OF MID-CAP STOCKS. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.


NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE


                         1      FUND PROFILE - First American Mid Cap Value Fund

FIRST AMERICAN MID CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations below provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

  20.30%    32.34%    24.53%    -12.96%   -6.00%
---------------------------------------------------
   1995      1996      1997       1998     1999

Best Quarter:
Quarter ending:    June 30, 1997          17.97%

Worst Quarter:
Quarter ending:    September 30, 1998    (30.80)%

AVERAGE ANNUAL TOTAL RETURNS      Inception         Year                               Since
AS OF 12/31/99                         Date   To Date(2)   One Year   Five Years   Inception
--------------------------------------------------------------------------------------------
Mid Cap Value Fund                   2/4/94       13.02%    (6.00)%       10.16%       9.01%
--------------------------------------------------------------------------------------------
Russell Midcap Index(3)                           12.27%    18.23%        21.86%      17.76%
--------------------------------------------------------------------------------------------

(1)Total return for the period from 1/1/2000 to 9/30/2000 was 13.02%.
(2)Year to date performance for the fund and the index is for the period from 1/1/2000 to 9/30/2000.
(3)An unmanaged index comprised of the 800 smallest securities in the Russell 1000 Index, which represent approximately 24% of the total market capitalization of the investable U.S. equity market. The since inception performance of the index is calculated from 2/28/94.

PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None

 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                           0.70%
 Distribution and Service (12b-1) Fees                                      None
 Other Expenses                                                            0.23%
 TOTAL                                                                     0.93%
--------------------------------------------------------------------------------

(1)The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

     Waiver of Fund Expenses                                             (0.03)%
     TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)               0.90%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.90%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
   1 year                                                                 $   95
   3 years                                                                $  296
   5 years                                                                $  515
  10 years                                                                $1,143


                         2      FUND PROFILE - First American Mid Cap Value Fund

FIRST AMERICAN MID CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2000, it had more than $77 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.rsweb.com/60587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.rsweb.com/60587.



FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

10/2000 FPMCV(I)


                         3      FUND PROFILE - First American Mid Cap Value Fund

                                                      SEPTEMBER 30, 2000


                                                      ASSET CLASSES

                                                      (*)  EQUITY FUNDS
                                                       *   FUNDS OF FUNDS
                                                       *   BOND FUNDS
                                                       *   TAX FREE FUNDS
                                                       *   MONEY MARKET FUNDS


FUND PROFILE



FIRST AMERICAN

SMALL CAP
    GROWTH
       FUND

U.S. BANCORP
401(k) SAVINGS PLAN

CLASS Y SHARES


THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 1-800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
OBJECTIVE

Small Cap Growth Fund has an objective of growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Small Cap Growth Fund invests primarily (at least 75% of total assets) in common stocks of small capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell 2000 Index ranged from approximately $25 million to $4.7 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o  above average growth in revenue and earnings.

o  strong competitive position.

o  strong management.

o  sound financial condition.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access than individual investors have to IPOs, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or stocks of small-capitalization companies may underperform the market as a whole.

RISKS OF SMALL-CAP STOCKS. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOS.) Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.


NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE


                      1      FUND PROFILE - First American Small Cap Growth Fund

FIRST AMERICAN SMALL CAP GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations below provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart is intended to show you how performance of the fund's shares has varied from year to year. However, because Class Y shares were first offered in 1998, only one calendar year of information is available. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1),(2)

[BAR CHART]

  67.21%
------------
  1999

Best Quarter:
Quarter ending:    December 31, 1999      51.50%

Worst Quarter:
Quarter ending:    September 30, 1998    (22.14)%


AVERAGE ANNUAL TOTAL RETURNS      Inception         Year                   Since
AS OF 12/31/99(1)                      Date   To Date(3)   One Year    Inception
--------------------------------------------------------------------------------
Small Cap Growth Fund               7/31/98        7.32%     67.21%       51.08%
--------------------------------------------------------------------------------
Russell 2000 Index(4)                              4.18%     21.26%       15.43%
--------------------------------------------------------------------------------

(1)Small Cap Growth Fund's recent returns were higher due in part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs will have the same effect on performance as it did recently.
(2)Total return for the period from 1/1/2000 to 9/30/2000 was 7.32%.
(3)Year to date performance for the fund and the index is for the period from 1/1/2000 to 9/30/2000.
(4)An unmanaged index comprised of the smallest 2000 companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3000 large U.S. companies representing approximately 98% of the investable U.S. equity market. The since inception performance for the index is calculated from 7/31/98.

PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None

 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                           0.70%
 Distribution and Service (12b-1) Fees                                      None
 Other Expenses                                                            0.21%
 TOTAL                                                                     0.91%
--------------------------------------------------------------------------------

(1)The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

     Waiver of Fund Expenses                                             (0.01)%
     TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)               0.90%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.90%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
   1 year                                                                 $   93
   3 years                                                                $  290
   5 years                                                                $  504
  10 years                                                                $1,120


                      2      FUND PROFILE - First American Small Cap Growth Fund

FIRST AMERICAN SMALL CAP GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2000, it had more than $77 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.rsweb.com/60587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.rsweb.com/60587.



FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

10/2000 FPSCG(I)


                      3      FUND PROFILE - First American Small Cap Growth Fund

                                                      SEPTEMBER 30, 2000


                                                      ASSET CLASSES

                                                      (*)  EQUITY FUNDS
                                                       *   FUNDS OF FUNDS
                                                       *   BOND FUNDS
                                                       *   TAX FREE FUNDS
                                                       *   MONEY MARKET FUNDS


FUND PROFILE



FIRST AMERICAN

SMALL CAP
     VALUE
       FUND

U.S. BANCORP
401(k) SAVINGS PLAN

CLASS Y SHARES


THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 1-800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Small Cap Value Fund has an objective of capital appreciation.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Small Cap Value Fund invests primarily (at least 75% of total assets) in common stocks of small capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell 2000 Index ranged from approximately $25 million to $4.7 billion.

In selecting stocks, the fund's advisor invests in securities it believes:

o  are undervalued relative to other securities in the same industry or market.

o  exhibit good or improving fundamentals.

o exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or stocks of small-capitalization companies may underperform the market as a whole.

RISKS OF SMALL-CAP STOCKS. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.


NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE


                       1      FUND PROFILE - First American Small Cap Value Fund

FIRST AMERICAN SMALL CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations below provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1),(2)

[BAR CHART]

 -13.26%  61.17%  26.81%  22.80%  0.01%  47.33%  20.36%  20.37%  -8.26%  6.24%
--------------------------------------------------------------------------------
   1990    1991    1992    1993   1994    1995    1996    1997    1998   1999

Best Quarter:
Quarter ending:    March 31, 1991         33.25%

Worst Quarter:
Quarter ending:    September 30, 1998    (23.17)%


AVERAGE ANNUAL TOTAL RETURNS    Inception        Year
AS OF 12/31/99(1)                    Date   To Date(3)   One Year   Five Years   Ten Years
------------------------------------------------------------------------------------------
Small Cap Value Fund               1/1/88       15.76%     15.76%       15.78%      16.31%
------------------------------------------------------------------------------------------
Russell 2000 Index(4)                            4.18%     21.26%       16.69%      13.40%
------------------------------------------------------------------------------------------

(1)Performance prior to 8/1/94 is that of Small Company Value Trust Fund, a predecessor collective trust fund. On 8/1/94, substantially all of the assets of Small Company Value Trust Fund were transferred into Qualivest Small Companies Value Fund, a mutual fund registered under the Investment Company Act of 1940. On 11/21/97, First American Small Cap Value Fund became the successor by merger to Qualivest Small Companies Value Fund. The objectives, policies, and guidelines of the predecessor funds were, in all material respects, identical to those of Small Cap Value Fund. Performance prior to 11/21/97 is adjusted to reflect Small Cap Value Fund's Class Y share fees and expenses, before any fee waivers. Small Company Value Trust Fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that might have adversely affected performance.
(2)Total return for the period from 1/1/2000 to 9/30/2000 was 15.76%.
(3)Year to date performance for the fund and the index is for the period from 1/1/2000 to 9/30/2000.
(4)An unmanaged index comprised of the smallest 2000 companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3000 large U.S. companies representing approximately 98% of the investable U.S. equity market.

PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None

 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                           0.70%
 Distribution and Service (12b-1) Fees                                      None
 Other Expenses                                                            0.19%
 TOTAL                                                                     0.89%
--------------------------------------------------------------------------------

(1)The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

     Waiver of Fund Expenses                                               0.00%
     TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                0.89%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.90%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
   1 year                                                                 $   91
   3 years                                                                $  284
   5 years                                                                $  493
  10 years                                                                $1,096


                       2      FUND PROFILE - First American Small Cap Value Fund

FIRST AMERICAN SMALL CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2000, it had more than $77 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.rsweb.com/60587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.rsweb.com/60587.



FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

10/2000 FPSCV(I)


                       3      FUND PROFILE - First American Small Cap Value Fund

                                                      SEPTEMBER 30, 2000


                                                      ASSET CLASSES

                                                      (*)  EQUITY FUNDS
                                                       *   FUNDS OF FUNDS
                                                       *   BOND FUNDS
                                                       *   TAX FREE FUNDS
                                                       *   MONEY MARKET FUNDS


FUND PROFILE



FIRST AMERICAN

INTERNATIONAL
          FUND

U.S. BANCORP
401(k) SAVINGS PLAN

CLASS Y SHARES


THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 1-800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN INTERNATIONAL FUND

--------------------------------------------------------------------------------
OBJECTIVE

International Fund has an objective of long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, International Fund invests primarily (at least 65% of its total assets) in equity securities that trade in markets other than the United States. These securities generally are issued by companies:

o  that are domiciled in countries other than the United States, or

o that derive at least 50% of either their revenues or their pre-tax income from activities outside of the United States.

Normally, the fund will invest in securities traded in at least three foreign countries.

In choosing investments for the fund, the fund's sub-advisor generally places primary emphasis on country selection. This is followed by the selection of industries or sectors within or across countries and the selection of individual stocks within those industries or sectors. Investments are expected to be made primarily in developed markets and larger capitalization companies. However, the fund also has the ability to invest in emerging markets and smaller capitalization companies.

Equity securities in which the fund invests include common and preferred stock. In addition, the fund may invest in securities representing underlying international securities, such as American Depositary Receipts and European Depositary Receipts, and in securities of other investment companies.

In order to hedge against adverse movements in currency exchange rates, the fund may enter into forward foreign currency exchange contracts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF EQUITY SECURITIES. Equity securities may decline significantly in price over short or extended periods of time. Price changes may occur in the world market as a whole, or they may occur in only a particular country, company, industry, or sector of the world market.

RISKS OF INTERNATIONAL INVESTING. International investing involves risks not typically associated with domestic investing. Because of these risks, and because of the sub-advisor's ability to invest substantial portions of the fund's assets in a small number of countries, the fund may be subject to greater volatility than mutual funds that invest principally in domestic securities. Risks of international investing include adverse currency fluctuations, potential political and economic instability, limited liquidity, and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions, and foreign taxation.

RISKS OF EMERGING MARKETS. The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

RISKS OF SMALLER CAPITALIZATION COMPANIES. Stocks of smaller capitalization companies involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or of market averages in general.

RISKS OF FOREIGN CURRENCY HEDGING TRANSACTIONS. If the sub-advisor's forecast of exchange rate movements is incorrect, the fund may realize losses on its foreign currency transactions. In addition, the fund's hedging transactions may prevent the fund from realizing the benefits of a favorable change in the value of foreign currencies.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.


NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE


                         1      FUND PROFILE - First American International Fund

FIRST AMERICAN INTERNATIONAL FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations below provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

  9.36%   8.13%   16.79%   26.11%   83.40%
---------------------------------------------
  1995    1996     1997     1998     1999

Best Quarter:
Quarter ending:    December 31, 1999     61.60%

Worst Quarter:
Quarter ending:    June 30, 2000        (14.97)%

AVERAGE ANNUAL TOTAL RETURNS                                 Inception         Year                               Since
AS OF 12/31/99                                                    Date   To Date(2)   One Year   Five Years   Inception
-----------------------------------------------------------------------------------------------------------------------
International Fund                                              4/4/94    (22.68)%      83.40%       26.14%      20.84%
-----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital International Europe, Australasia,
Far East Index(3)                                                         (11.80)%      26.96%       12.83%      11.23%
-----------------------------------------------------------------------------------------------------------------------

(1)Total return for the period from 1/1/2000 to 9/30/2000 was (22.68)%.

(2)Year to date performance for the fund and the index is for the period from 1/1/2000 to 9/30/2000.

(3)An unmanaged index including approximately 1,077 companies representing the stock markets of 15 European countries, Australia, New Zealand, Japan, Hong Kong and Singapore. The since inception performance of the index is calculated from 4/30/94.

PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None

 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                           1.25%
 Distribution and Service (12b-1) Fees                                      None
 Other Expenses                                                            0.26%
 TOTAL                                                                     1.51%
--------------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

     Waiver of Fund Expenses                                             (0.16)%
     TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)               1.35%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.35%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
   1 year                                                                 $  154
   3 years                                                                $  477
   5 years                                                                $  824
  10 years                                                                $1,802


                         2      FUND PROFILE - First American International Fund

FIRST AMERICAN INTERNATIONAL FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2000, it had more than $77 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

Marvin & Palmer Associates (Marvin & Palmer) is paid a portion of the advisory fee to sub-advise the fund. A team of persons associated with Marvin & Palmer manages the fund's day to day investments. As of December 31, 1999, the sub-advisor managed a total of approximately $14 billion in investments.

--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.rsweb.com/60587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.rsweb.com/60587.



FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

10/2000 FPI(I)


                         3      FUND PROFILE - First American International Fund

                                                      SEPTEMBER 30, 2000


                                                      ASSET CLASSES

                                                       *   EQUITY FUNDS
                                                       *   FUNDS OF FUNDS
                                                      (*)  BOND FUNDS
                                                       *   TAX FREE FUNDS
                                                       *   MONEY MARKET FUNDS


FUND PROFILE



FIRST AMERICAN

CORPORATE BOND
           FUND

CLASS A, CLASS B,
AND CLASS C SHARES


THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 1-800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN CORPORATE BOND FUND

--------------------------------------------------------------------------------
OBJECTIVE

Corporate Bond Fund's objective is to provide investors with a high level of current income consistent with prudent risk to capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Corporate Bond Fund will invest primarily (at least 65% of its total assets) in corporate debt obligations. The Fund will also invest in a combination of: U.S. dollar-denominated debt obligations of foreign issuers; securities issued or guaranteed by the U.S. government or its agencies and instrumentalities; and mortgage- and asset-backed securities.

Fund managers employ a bottom-up approach to investing, evaluating individual securities before considering the impact of economic trends. Securities are selected using fundamental credit research to identify relative value in the market. Positions are sold in anticipation of credit deterioration or when a security is priced expensively relative to other comparable investments.

The fund invests primarily in securities rated investment grade at the time of purchase or in unrated securities of comparable quality. However, up to 35% of the fund's securities may be rated lower than investment grade at the time of purchase or unrated and of comparable quality (securities commonly referred to as "junk bonds"). The fund will not invest in securities rated lower than B at the time of purchase or in unrated securities of equivalent quality. Unrated securities will not exceed 25% of the fund's assets. Quality determinations regarding these securities will be made by the fund's advisor.

The fund may invest up to 25% of its total assets in foreign debt securities payable in U.S. dollars.

Under normal market conditions the fund attempts to maintain a weighted average effective maturity for its portfolio securities of 15 years or less and an average effective duration of four to nine years. The fund's weighted average effective maturity and effective duration are measures of how the fund may react to interest rate changes.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

INCOME RISK. The fund's income could decline due to falling market interest rates.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

CALL RISK. During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF HIGH-YIELD SECURITIES. A significant portion of the fund's portfolio may consist of lower-rated debt obligations, which are commonly called "high-yield" securities or "junk bonds." High-yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.


NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE


                        1      FUND PROFILE - First American Corporate Bond Fund

FIRST AMERICAN CORPORATE BOND FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE

Because Corporate Bond Fund shares have not been offered for a full calendar year, no performance information is presented for these shares.

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

----------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                               CLASS A      CLASS B      CLASS C
----------------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)
 AS A % OF OFFERING PRICE                                                        4.25%(1)     0.00%        1.00%

 MAXIMUM DEFERRED SALES CHARGE (LOAD)
 AS A % OF ORIGINAL PURCHASE PRICE OF REDEMPTION PROCEEDS, WHICHEVER IS LESS     0.00%(2)     5.00%        1.00%

 ANNUAL MAINTENANCE FEE(3)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                               $25          $25          $25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
------------------------------------------------------------------------------------------------------------------
 Management Fees                                                                 0.70%        0.70%        0.70%
 Distribution and Service (12b-1) Fees                                           0.25%        1.00%        1.00%
 Other Expenses(4)                                                               0.19%        0.19%        0.19%
 TOTAL(5)                                                                        1.14%        1.89%        1.89%
------------------------------------------------------------------------------------------------------------------

(1)Certain investors may qualify for reduced sales charges.
(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.
(3)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares.
(4)Other expenses are based on estimated amounts for the current fiscal year.
(5)THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.75%, 1.50% AND 1.50%, RESPECTIVELY, FOR THE CLASS A, CLASS B, AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------

   EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                     CLASS B                  CLASS B                 CLASS C                  CLASS C
                         assuming redemption   assuming no redemption     assuming redemption   assuming no redemption
             CLASS A   at end of each period    at end of each period   at end of each period    at end of each period
----------------------------------------------------------------------------------------------------------------------
   1 year       $536                    $692                     $192                    $390                     $290
   3 years      $772                    $994                     $594                    $688                     $688


                        2      FUND PROFILE - First American Corporate Bond Fund

FIRST AMERICAN CORPORATE BOND FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2000, it had more than $77 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

--------------------------------------------------------------------------------
BUYING FUND SHARES

You may become a shareholder of the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus any applicable sales load. Class A shares charge a front-end sales load that varies depending on the amount of your purchase (set forth in the chart below). Class B shares have a back-end sales load, which means that if you redeem your shares within six years of purchase, you will pay a contingent deferred sales charge
(CDSC) that declines from 5% the first year the shares are held to 0% by the beginning of the seventh year the shares are held. Class C shares have a 1% front-end sales load and a contingent deferred sales charge (CDSC) of 1% if the shares are redeemed within 18 months from the date of purchase. In addition to the different sales-load structures between Class A, Class B and Class C shares, the fees and expenses may vary (as set forth in the Fees and Expenses table contained in this Profile). See an investment professional to help determine which share class is best suited to your needs.

                                                Sales Charge         Reallowance
                                          as a % of     as a % of      as a % of
                                           Offering     Net Asset       Purchase
                                              Price         Value          Price
--------------------------------------------------------------------------------
Less than  $ 50,000                           4.25%         4.44%          4.00%
$ 50,000 - $ 99,999                           4.00%         4.17%          3.75%
$100,000 - $249,999                           3.25%         3.36%          3.00%
$250,000 - $499,999                           2.25%         2.30%          2.00%
$500,000 - $999,999                           1.75%         1.78%          1.50%
$1 million and over                              0%            0%             0%

You may purchase shares of the fund by contacting your investment professional or financial institution. You may also purchase shares of the fund by completing a new account application. New account applications may be obtained by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
SELLING FUND SHARES

If you are selling Class C shares, you may pay a CDSC.

If you purchased shares of the fund through an investment professional or financial institution, simply call them to sell your shares. You may also sell your shares by calling Investor Services at 1-800-637-2548. To sell shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Dividend and capital gain distributions will be reinvested in additional shares of the fund, unless you request otherwise. Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account). Dividends from the fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of the fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you have held your shares. The fund expects that, as a result of its investment objective and strategy, its distributions will consist primarily of ordinary income.

--------------------------------------------------------------------------------
SERVICES OFFERED

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling First American Funds Investor Services at 1-800-637-2548.



FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

FPR-CORPBD-00


                        3      FUND PROFILE - First American Corporate Bond Fund

                                                      SEPTEMBER 30, 2000


                                                      ASSET CLASSES

                                                       *   EQUITY FUNDS
                                                       *   FUNDS OF FUNDS
                                                      (*)  BOND FUNDS
                                                       *   TAX FREE FUNDS
                                                       *   MONEY MARKET FUNDS


FUND PROFILE



FIRST AMERICAN

FIXED INCOME
         FUND

CLASS A, CLASS B,
AND CLASS C SHARES


THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 1-800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN FIXED INCOME FUND

--------------------------------------------------------------------------------
OBJECTIVE

Fixed Income Fund's objective is to provide investors with high current income consistent with limited risk to capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Fixed Income Fund invests in investment grade debt securities, such as: U.S. government securities, (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), including zero coupon securities; mortgage- and asset-backed securities; and corporate debt obligations.

Fund managers select securities using a "top-down" approach, which begins with the formulation of their general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, fund managers select individual securities within these sectors or industries.

Debt securities in the fund will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. At least 65% of the fund's debt securities must be either U.S. government securities or securities that have received at least an A or equivalent rating. Unrated securities will not exceed 25% of the fund's total assets.

At least 65% of the fund's total assets will be invested in fixed rate obligations. The fund may invest up to 15% of its total assets in foreign securities payable in U.S. dollars.

Under normal market conditions the fund attempts to maintain a weighted average effective maturity for its portfolio securities of 15 years or less and an average effective duration of three to eight years. The fund's weighted average effective maturity and effective duration are measures of how the fund may react to interest rate changes.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. It also may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

INCOME RISK. The fund's income could decline due to falling market interest rates.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

CALL RISK. During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF DOLLAR ROLL TRANSACTIONS. The use of mortgage dollar rolls could increase the volatility of the fund's share price. It could also diminish the fund's investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower. The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. However, because Class C shares have not been offered for a full calendar year, no information is presented for these shares. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.


NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE


                          1      FUND PROFILE - First American Fixed Income Fund

FIRST AMERICAN FIXED INCOME FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

 7.66%  14.43%   6.46%   9.65%  -2.42%  17.02%   3.20%   8.47%   8.67%  -3.00%
--------------------------------------------------------------------------------
 1990    1991    1992    1993    1994    1995    1996    1997    1998    1999

Best Quarter:
Quarter ending:   June 30, 1995     6.06%

Worst Quarter:
Quarter ending:   March 31, 1994   (2.04)%

AVERAGE ANNUAL TOTAL RETURNS        Inception         Year                           Ten Years   Since Inception
AS OF 12/31/99                           Date   To Date(2)   One Year   Five Years   (Class A)         (Class B)
----------------------------------------------------------------------------------------------------------------
Fixed Income Fund (Class A)          12/22/87        2.49%    (7.09)%        5.75%       6.38%               N/A
----------------------------------------------------------------------------------------------------------------
Fixed Income Fund (Class B)           8/15/94        1.58%    (8.39)%        5.54%         N/A             5.15%
----------------------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index(3)                       7.12%    (0.83)%        7.73%       7.70%             8.27%
----------------------------------------------------------------------------------------------------------------
Lehman Gov't/Credit Bond Index(4)                    7.16%    (2.15)%        7.60%       7.66%             6.88%
----------------------------------------------------------------------------------------------------------------

(1)Total return (without sales charges reflected) for the period from 1/1/2000 to 9/30/2000 was 7.01% Class A, 6.58% Class B.
(2)Year to date performance for the fund (with sales charges reflected) and the indices is for the period from 1/1/2000 to 9/30/2000.
(3)An unmanaged index composed of the Lehman Government/Credit Bond Index, the Lehman Mortgage Backed Securities Index and the Lehman Asset Backed Securities Index. The Lehman Government/Credit Bond Index is comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment-grade corporate debt securities. The Lehman Mortgage Backed Securities Index is comprised of the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae, and Freddie Mac. The Lehman Asset-Backed Index is composed of debt securities backed by credit card, auto and home equity loans that are rated investment grade or higher. The since inception performance of the index for Class B shares is calculated from 8/31/94. Previously, the fund used the Lehman Government/Credit Bond Index as a benchmark. Going forward, the fund will use the Lehman Aggregate Bond Index as a comparison, because it is better suited to the fund's investment strategies.
(4)An unmanaged index comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment grade securities. The since inception performance of the index for Class B shares is calculated from 8/31/94.

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

----------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                               CLASS A      CLASS B      CLASS C
----------------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)
 AS A % OF OFFERING PRICE                                                        4.25%(2)     0.00%        1.00%

 MAXIMUM DEFERRED SALES CHARGE (LOAD)
 AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS     0.00%(3)     5.00%        1.00%

 ANNUAL MAINTENANCE FEE(4)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                               $25          $25          $25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
----------------------------------------------------------------------------------------------------------------
 Management Fees                                                                 0.70%        0.70%        0.70%
 Distribution and Service (12b-1) Fees                                           0.25%        1.00%        1.00%
 Other Expenses                                                                  0.19%        0.19%        0.19%
 TOTAL                                                                           1.14%        1.89%        1.89%
----------------------------------------------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

     Waiver of Fund Expenses                                                   (0.19)%      (0.19)%      (0.54)%
     TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                     0.95%        1.70%        1.35%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.95%, 1.70% AND 1.70%, RESPECTIVELY, FOR CLASS A, CLASS B, AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Certain investors may qualify for reduced sales charges.
(3)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.
(4)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares.

--------------------------------------------------------------------------------
 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                       CLASS B                  CLASS B                 CLASS C                  CLASS C
                           assuming redemption   assuming no redemption     assuming redemption   assuming no redemption
               CLASS A   at end of each period    at end of each period   at end of each period    at end of each period
------------------------------------------------------------------------------------------------------------------------
   1 year       $  536                  $  692                   $  192                  $  390                   $  290
   3 years      $  772                  $  994                   $  594                  $  688                   $  688
   5 years      $1,026                  $1,221                   $1,021                  $1,111                   $1,111
  10 years      $1,752                  $2,016                   $2,016                  $2,289                   $2,289


                          2      FUND PROFILE - First American Fixed Income Fund

FIRST AMERICAN FIXED INCOME FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2000, it had more than $77 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

--------------------------------------------------------------------------------
BUYING FUND SHARES

You may become a shareholder of the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus any applicable sales load. Class A shares charge a front-end sales load that varies depending on the amount of your purchase (set forth in the chart below). Class B shares have a back-end sales load, which means that if you redeem your shares within six years of purchase, you will pay a contingent deferred sales charge
(CDSC) that declines from 5% the first year the shares are held to 0% by the beginning of the seventh year the shares are held. Class C shares have a 1% front-end sales load and a contingent deferred sales charge (CDSC) of 1% if the shares are redeemed within 18 months from the date of purchase. In addition to the different sales-load structures between Class A, Class B and Class C shares, the fees and expenses may vary (as first forth in the Fees and Expenses table contained in this Profile). See an investment professional to help determine which share class is best suited to your needs.

                                                                         Maximum
                                                Sales Charge         Reallowance
                                          As a % of     As a % of      as a % of
                                           Offering     Net Asset       Purchase
                                              Price         Value          Price
--------------------------------------------------------------------------------
Less than  $ 50,000                           4.25%         4.44%          4.00%
$ 50,000 - $ 99,999                           4.00%         4.17%          3.75%
$100,000 - $249,999                           3.25%         3.36%          3.00%
$250,000 - $499,999                           2.25%         2.30%          2.00%
$500,000 - $999,999                           1.75%         1.78%          1.50%
$1 million and over                           0.00%         0.00%          0.00%

You may purchase shares of the fund by contacting your investment professional or financial institution. You may also purchase shares of the fund by completing a new account application. New account applications may be obtained by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
SELLING FUND SHARES

If you are selling Class C shares, you may pay a CDSC.

If you purchased shares of the fund through an investment professional or financial institution, simply call them to sell your shares. You may also sell your shares by calling Investor Services at 1-800-637-2548. To sell shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Dividend and capital gain distributions will be reinvested in additional shares of the fund, unless you request otherwise. Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account). Dividends from the fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of the fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you have held your shares. The fund expects that, as a result of its investment objective and strategy, its distributions will consist primarily of ordinary income.

--------------------------------------------------------------------------------
SERVICES OFFERED

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling First American Funds Investor Services at 1-800-637-2548.



FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

FPR-FXINC-00


                          3      FUND PROFILE - First American Fixed Income Fund

                                                      SEPTEMBER 30, 2000


                                                      ASSET CLASSES

                                                       *   EQUITY FUNDS
                                                       *   FUNDS OF FUNDS
                                                      (*)  BOND FUNDS
                                                       *   TAX FREE FUNDS
                                                       *   MONEY MARKET FUNDS


FUND PROFILE


FIRST AMERICAN

INTERMEDIATE
      TERM INCOME
               FUND

CLASS A SHARES


THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 1-800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN INTERMEDIATE TERM INCOME FUND

--------------------------------------------------------------------------------
OBJECTIVE

Intermediate Term Income Fund's objective is to provide investors with current income to the extent consistent with preservation of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Intermediate Term Income Fund invests in investment grade debt securities, such as: U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), including zero coupon securities; mortgage- and asset-backed securities; and corporate debt obligations.

Fund managers select securities using a "top-down" approach, which begins with the formulation of their general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, fund managers select individual securities within these sectors or industries.

Debt securities in the fund will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. At least 65% of the fund's debt securities must be either U.S. government securities or securities that have received at least an A or equivalent rating. Unrated securities will not exceed 25% of the fund's total assets.

The fund may invest up to 15% of its total assets in foreign securities payable in U.S. dollars.

Under normal market conditions the fund attempts to maintain a weighted average effective maturity for its portfolio securities of two to seven years and an average effective duration of two to six years. The fund's weighted average effective maturity and effective duration are measures of how the fund may react to interest rate changes.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. It also may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

INCOME RISK. The fund's income could decline due to falling market interest rates.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

CALL RISK. During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF ROLL TRANSACTIONS. The use of mortgage dollar rolls could increase the volatility of the fund's share price. It could also diminish the fund's investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they were, returns would be lower. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.


NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE


              1      FUND PROFILE - First American Intermediate Term Income Fund

FIRST AMERICAN INTERMEDIATE TERM INCOME FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]


  6.86%     -1.35%    14.62%    4.22%     7.11%     8.36%     -0.62%
----------------------------------------------------------------------
  1993       1994      1995     1996      1997      1998       1999

Best Quarter:
Quarter ending:     June 30, 1995        4.71%

Worst Quarter:
Quarter ending:     March 31, 1994      (1.29)%

AVERAGE ANNUAL TOTAL RETURNS                   Inception         Year                               Since
AS OF 12/31/99                                      Date   To Date(2)   One Year   Five Years   Inception
---------------------------------------------------------------------------------------------------------
Intermediate Term Income Fund (Class A)         12/14/92        3.23%    (3.09)%        6.08%       5.12%
---------------------------------------------------------------------------------------------------------
Lehman Intermediate Gov't/Credit Bond Index(3)                  6.17%     0.39%         7.09%       5.99%
---------------------------------------------------------------------------------------------------------

(1)Total return (without sales charges reflected) for the period from 1/1/2000 to 9/30/2000 was 5.91%.
(2)Year to date performance for the fund (with sales charges reflected) and the index is for the period from 1/1/2000 to 9/30/2000.
(3)An unmanaged index of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities, in each case with maturities of one to 10 years. The since inception performance of the index is calculated from 12/31/92.

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

-----------------------------------------------------------------------------
SHAREHOLDER FEES                                                      CLASS A
-----------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)
 AS A % OF OFFERING PRICE                                               2.50%(2)

 ANNUAL MAINTENANCE FEE(3)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                      $25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
-----------------------------------------------------------------------------
 Management Fees                                                        0.70%
 Distribution and Service (12b-1) Fees                                  0.25%
 Other Expenses                                                         0.17%
 TOTAL                                                                  1.12%
-----------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

     Waiver of Fund Expenses                                          (0.27)%
     TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)            0.85%

THE DISTRIBUTOR INTENDS TO LIMIT ITS 12b-1 FEE TO 0.15% DURING THE CURRENT FISCAL YEAR. IN ADDITION, THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.85%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Certain investors may qualify for reduced sales charges. Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.
(3)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares.

--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
   1 year                                                                 $  361
   3 years                                                                $  597
   5 years                                                                $  851
  10 years                                                                $1,579


              2      FUND PROFILE - First American Intermediate Term Income Fund

FIRST AMERICAN INTERMEDIATE TERM INCOME FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2000, it had more than $77 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

--------------------------------------------------------------------------------
BUYING FUND SHARES

You may become a shareholder of the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus any applicable sales load. Class A shares charge a front-end sales load that varies depending on the amount of your purchase (set forth in the chart below).

                                                                         Maximum
                                                Sales Charge         Reallowance
                                          As a % of     As a % of      as a % of
                                           Offering     Net Asset       Purchase
                                              Price         Value          Price
--------------------------------------------------------------------------------
Less than  $ 50,000                           2.50%         2.56%          2.25%
$ 50,000 - $ 99,999                           2.00%         2.04%          1.75%
$100,000 - $249,999                           1.50%         1.52%          1.25%
$250,000 - $499,999                           1.00%         1.01%          0.75%
$500,000 - $999,999                           0.75%         0.76%          0.50%
$1 million and over                           0.00%         0.00%          0.00%

You may purchase shares of the fund by contacting your investment professional or financial institution. You may also purchase shares of the fund by completing a new account application. New account applications may be obtained by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
SELLING FUND SHARES

If you purchased shares of the fund through an investment professional or financial institution, simply call them to sell your shares. You may also sell your shares by calling Investor Services at 1-800-637-2548. To sell shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Dividend and capital gain distributions will be reinvested in additional shares of the fund, unless you request otherwise. Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account). Dividends from the fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of the fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you have held your shares. The fund expects that, as a result of its investment objective and strategy, its distributions will consist primarily of ordinary income.

--------------------------------------------------------------------------------
SERVICES OFFERED

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling First American Funds Investor Services at 1-800-637-2548.



FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

FPR-INTERMINC-00


              3      FUND PROFILE - First American Intermediate Term Income Fund

                                                      SEPTEMBER 30, 2000


                                                      ASSET CLASSES

                                                       *   EQUITY FUNDS
                                                       *   FUNDS OF FUNDS
                                                      (*)  BOND FUNDS
                                                       *   TAX FREE FUNDS
                                                       *   MONEY MARKET FUNDS


FUND PROFILE



FIRST AMERICAN

LIMITED TERM
        INCOME
            FUND

CLASS A SHARES


THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 1-800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN LIMITED TERM INCOME FUND

--------------------------------------------------------------------------------
OBJECTIVE

Limited Term Income Fund's objective is to provide investors with current income while maintaining a high degree of principal stability.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Limited Term Income Fund invests in investment grade debt securities, such as: mortgage- and asset-backed securities; corporate debt obligations; U.S. government securities, which are securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; and commercial paper.

Fund managers select securities using a "top-down" approach, which begins with the formulation of their general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, fund managers select individual securities within these sectors or industries.

Debt securities in the fund will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. At least 65% of the fund's debt securities must be either U.S. government securities or securities that have received at least an A or equivalent rating. Unrated securities will not exceed 25% of the fund's total assets.

The fund may invest up to 15% of its total assets in foreign securities payable in U.S. dollars.

Under normal market conditions the fund attempts to maintain a weighted average effective maturity and an average effective duration for its portfolio securities of one to three years. The fund's weighted average effective maturity and effective duration are measures of how the fund may react to interest rate changes.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

INCOME RISK. The fund's income could decline due to falling market interest rates.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

CALL RISK. During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they were, returns would be lower. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.


NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE


                   1      FUND PROFILE - First American Limited Term Income Fund

FIRST AMERICAN LIMITED TERM INCOME FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

  4.14%    1.79%    8.23%    5.60%     5.93%    6.08%    3.34%
----------------------------------------------------------------
  1993     1994     1995     1996      1997     1998     1999

Best Quarter:
Quarter ending:     June 30, 1995      2.47%

Worst Quarter:
Quarter ending:     March 31, 1994     0.03%

AVERAGE ANNUAL TOTAL RETURNS                               Inception         Year                                 Since
AS OF 12/31/99                                                  Date   To Date(2)   One Year   Five Years     Inception
-----------------------------------------------------------------------------------------------------------------------
Limited Term Income Fund (Class A)                          12/14/92        2.80%      0.72%        5.29%         4.61%
-----------------------------------------------------------------------------------------------------------------------
Lehman MF Short 1-3 Year U.S. Government/Credit Index(3)                    5.32%      3.15%        6.55%         5.53%
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch 1-Year U.S. Treasury Bill Index(4)                            4.64%      4.03%        5.85%         5.05%
-----------------------------------------------------------------------------------------------------------------------

(1)Total return (without sales charges reflected) for the period from 1/1/2000 to 9/30/2000 was 5.42%.
(2)Year to date performance for the fund (with sales charges reflected) and the indices is for the period from 1/1/2000 to 9/30/2000.
(3)An unmanaged index of one to three year Treasury securities, other securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and investment-grade corporate debt securities. The since inception performance of the index is calculated from 12/31/92. Previously, the fund used the Merrill Lynch 1-Year U.S. Treasury Index as a benchmark. Going forward, the fund will use the Lehman Government/Credit Index 1-3 Year Bond Index as a comparison, because it is better suited to the fund's investment strategies.
(4)An unmanaged index of one-year constant maturity Treasury bills. The since inception performance of the index is calculated from 12/31/92.

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

-----------------------------------------------------------------------------
SHAREHOLDER FEES                                                      CLASS A
-----------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)
 AS A % OF OFFERING PRICE                                               2.50%(2)

 ANNUAL MAINTENANCE FEE(3)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                      $25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
-----------------------------------------------------------------------------
 Management Fees                                                        0.70%
 Distribution and Service (12b-1) Fees                                  0.25%
 Other Expenses                                                         0.17%
 TOTAL                                                                  1.12%
-----------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

     Waiver of Fund Expenses                                          (0.52)%
     TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)            0.60%

THE DISTRIBUTOR INTENDS TO LIMIT ITS 12b-1 FEE TO 0.15% DURING THE CURRENT FISCAL YEAR. IN ADDITION, THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.60%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Certain investors may qualify for reduced sales charges. Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.
(3)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares.

--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
   1 year                                                                 $  361
   3 years                                                                $  597
   5 years                                                                $  851
  10 years                                                                $1,579


                   2      FUND PROFILE - First American Limited Term Income Fund

FIRST AMERICAN LIMITED TERM INCOME FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2000, it had more than $77 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

--------------------------------------------------------------------------------
BUYING FUND SHARES

You may become a shareholder of the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus any applicable sales load. Class A shares charge a front-end sales load that varies depending on the amount of your purchase (set forth in the chart below).

                                                                         Maximum
                                               Sales Charge          Reallowance
                                          As a % of     As a % of      as a % of
                                           Offering     Net Asset       Purchase
                                              Price         Value          Price
--------------------------------------------------------------------------------
Less than  $ 50,000                           2.50%         2.56%          2.25%
$ 50,000 - $ 99,999                           2.00%         2.04%          1.75%
$100,000 - $249,999                           1.50%         1.52%          1.25%
$250,000 - $499,999                           1.00%         1.01%          0.75%
$500,000 - $999,999                           0.75%         0.76%          0.50%
$1 million and over                           0.00%         0.00%          0.00%

You may purchase shares of the fund by contacting your investment professional or financial institution. You may also purchase shares of the fund by completing a new account application. New account applications may be obtained by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
SELLING FUND SHARES

If you purchased shares of the fund through an investment professional or financial institution, simply call them to sell your shares. You may also sell your shares by calling Investor Services at 1-800-637-2548. To sell shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Dividend and capital gain distributions will be reinvested in additional shares of the fund, unless you request otherwise. Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account). Dividends from the fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of the fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you have held your shares. The fund expects that, as a result of its investment objective and strategy, its distributions will consist primarily of ordinary income.

--------------------------------------------------------------------------------
SERVICES OFFERED

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling First American Funds Investor Services at 1-800-637-2548.



FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

FPR-LTDINC-00


                  3      FUND PROFILE - First American Limited Term Income Fund

                                                      SEPTEMBER 30, 2000


                                                      ASSET CLASSES

                                                       *   EQUITY FUNDS
                                                       *   FUNDS OF FUNDS
                                                      (*)  BOND FUNDS
                                                       *   TAX FREE FUNDS
                                                       *   MONEY MARKET FUNDS


FUND PROFILE


FIRST AMERICAN

STRATEGIC INCOME
          FUND

CLASS A, CLASS B,
AND CLASS C SHARES


THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 1-800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
OBJECTIVE

Strategic Income Fund's objective is to provide investors with a high level of current income.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Strategic Income Fund invests primarily (at least 65% of its total assets) in a combination of: securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including mortgage-backed securities, and investment grade debt obligations issued by domestic issuers; high-yield (non-investment grade) debt obligations issued by domestic issuers; and investment grade and high-yield debt obligations issued by foreign governments and other foreign issuers.

Based upon historical returns, the fund's advisor expects these three categories of investments to have different returns and risks under similar market conditions. The advisor relies on the differences in the expected performance of each category to manage risks by allocating the fund's portfolio among the three categories above. The advisor also seeks to enhance the fund's performance by allocating more of its portfolio to the category that the advisor expects to offer the best balance between risk and return. Normally, the fund's assets will be invested in each of these three categories, with no more than 50% invested in any one category. However, the fund may from time to time invest up to 100% of its total assets in any one category if the advisor believes it will help the fund achieve its objective without undue risk to principal.

The fund's investments may include securities which do not pay interest currently, such as zero coupon securities and delayed interest securities. The fund also may invest in payment-in-kind bonds, where interest is paid in other securities rather than cash. In addition to debt obligations, the fund may invest in preferred stock, convertible securities and equity securities, including common stock and warrants. These investments may be denominated in U.S. dollars or foreign currencies.

There is no minimum rating requirement for securities in which the fund may invest (which means that the fund may invest in lower-rated securities, or unrated securities of comparable quality, commonly referred to as "junk bonds"). In addition, there is no limitation on the average maturity or average effective duration of securities held by the fund.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. It also may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year.

You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

RISKS OF FOREIGN SECURITIES. Investing in foreign securities involves risks not typically associated with U.S. investing. Risks of foreign investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions and foreign taxation. The fund's foreign securities investments may include emerging markets, where the risks of foreign investing are higher.

RISKS OF HIGH-YIELD SECURITIES. A significant portion of the fund's portfolio may consist of lower-rated debt obligations, which are commonly called "high-yield" securities or "junk bonds." High-yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.

INCOME RISK. The fund's income could decline due to falling market interest rates.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

CALL RISK. During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.

RISKS OF COMMON STOCKS. The fund's investments may include common stock and warrants to purchase, or securities convertible into, common stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market.

RISKS OF DOLLAR ROLL TRANSACTIONS. The use of mortgage dollar rolls could increase the volatility of the fund's share price. It could also diminish the fund's investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.


NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE


                      1      FUND PROFILE - First American Strategic Income Fund

FIRST AMERICAN STRATEGIC INCOME FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations below provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart is intended to show you how performance of the fund's Class A shares has varied from year to year. However, because Class A shares were first offered in 1998, only one calendar year of information is available. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower. The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. However, because Class C shares have not been offered for a full calendar year, no information is presented for these shares. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

  3.19%
-------------
  1999

Best Quarter:
Quarter ending:   December 31, 1999     2.88%

Worst Quarter:
Quarter ending:   June 30, 1999        (0.63)%

AVERAGE ANNUAL TOTAL RETURNS          Inception          Year                    Since
AS OF 12/31/99                             Date    To Date(2)    One Year    Inception
--------------------------------------------------------------------------------------
Strategic Income Fund (Class A)         7/24/98       (1.80)%     (1.23)%      (1.55)%
--------------------------------------------------------------------------------------
Strategic Income Fund (Class B)         7/24/98       (2.81)%     (2.34)%      (2.44)%
--------------------------------------------------------------------------------------
Lehman Aggregate Bond Index(3)                         7.12%      (0.83)%       2.45%
--------------------------------------------------------------------------------------

(1)Total return (without sales charges reflected) for the period from 1/1/2000 to 9/30/2000 was 2.60% Class A, 2.06% Class B.
(2)Year to date performance for the fund (with sales charges reflected) and the index is for the period from 1/1/2000 to 9/30/2000.
(3)An unmanaged index of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 7/31/98.

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                               CLASS A       CLASS B       CLASS C
------------------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)
 AS A % OF OFFERING PRICE                                                        4.25%(2)      0.00%         1.00%

 MAXIMUM DEFERRED SALES CHARGE (LOAD)
 AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS     0.00%(3)      5.00%         1.00%

 ANNUAL MAINTENANCE FEE(4)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                               $25           $25           $25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
------------------------------------------------------------------------------------------------------------------
 Management Fees                                                                 0.70%         0.70%         0.70%
 Distribution and Service (12b-1) Fees                                           0.25%         1.00%         1.00%
 Other Expenses(3)                                                               0.26%         0.26%         0.20%
 TOTAL(4)                                                                        1.21%         1.96%         1.90%
------------------------------------------------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

     Waiver of Fund Expenses                                                   (0.06)%       (0.06)%       (0.35)%
     TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                     1.15%         1.90%         1.55%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.15%, 1.90% AND 1.90%, RESPECTIVELY, FOR CLASS A, CLASS B, AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Certain investors may qualify for reduced sales charges.
(3)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.
(4)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares.

--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                       CLASS B                  CLASS B                 CLASS C                  CLASS C
                           assuming redemption   assuming no redemption     assuming redemption   assuming no redemption
               CLASS A   at end of each period    at end of each period   at end of each period    at end of each period
------------------------------------------------------------------------------------------------------------------------
   1 year       $  540                  $  696                   $  199                  $  391                   $  291
   3 years      $  793                  $1,015                   $  615                  $  691                   $  691
   5 years      $1,062                  $1,257                   $1,057                  $1,116                   $1,116
  10 years      $1,829                  $2,091                   $2,091                  $2,300                   $2,300


                      2      FUND PROFILE - First American Strategic Income Fund

FIRST AMERICAN STRATEGIC INCOME FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2000, it had more than $77 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

Federated Global Investment Management Corp. is a subadvisor to the fund. The subadvisor has been retained by the fund's investment advisor and is paid a portion of the advisory fee. Federated Global Investment Management Corp. manages the fund's investments in investment grade and high-yield foreign government and foreign corporate debt obligations.

The subadvisor and other subsidiaries of Federated Investors serve as investment advisors to a number of investment companies and private accounts.

First American Asset Management manages the fund's investments in U.S. government and investment grade domestic debt obligations, high-yield debt obligations and U.S. dollar denominated foreign corporate debt obligations, and determines how the fund's assets will be allocated among the three sectors in which the fund invests. The subadvisor manages the fund's investments in investment grade and high yield foreign government and foreign corporate debt obligations.

--------------------------------------------------------------------------------
BUYING FUND SHARES

You may become a shareholder of the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus any applicable sales load. Class A shares charge a front-end sales load that varies depending on the amount of your purchase (set forth in the chart below). Class B shares have a back-end sales load, which means that if you redeem your shares within six years of purchase, you will pay a contingent deferred sales charge
(CDSC) that declines from 5% the first year the shares are held to 0% by the beginning of the seventh year the shares are held. Class C shares have a 1% front-end sales load and a contingent deferred sales charge (CDSC) of 1% if the shares are redeemed within 18 months from the date of purchase. In addition to the different sales-load structures between Class A, Class B and Class C shares, the fees and expenses may vary (as first forth in the Fees and Expenses table contained in this Profile). See an investment professional to help determine which share class is best suited to your needs.

                                                                         Maximum
                                               Sales Charge          Reallowance
                                          As a % of     As a % of      as a % of
                                           Offering     Net Asset       Purchase
                                              Price         Value          Price
--------------------------------------------------------------------------------
Less than  $ 50,000                           4.25%         4.44%          4.00%
$ 50,000 - $ 99,999                           4.00%         4.17%          3.75%
$100,000 - $249,999                           3.25%         3.36%          3.00%
$250,000 - $499,999                           2.25%         2.30%          2.00%
$500,000 - $999,999                           1.75%         1.78%          1.50%
$1 million and over                              0%            0%             0%

You may purchase shares of the fund by contacting your investment professional or financial institution. You may also purchase shares of the fund by completing a new account application. New account applications may be obtained by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
SELLING FUND SHARES

If you are selling Class C shares, you may pay a CDSC.

If you purchased shares of the fund through an investment professional or financial institution, simply call them to sell your shares. You may also sell your shares by calling Investor Services at 1-800-637-2548. To sell shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Dividend and capital gain distributions will be reinvested in additional shares of the fund, unless you request otherwise. Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account). Dividends from the fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of the fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you have held your shares. The fund expects that, as a result of its investment objective and strategy, its distributions will consist primarily of ordinary income.

--------------------------------------------------------------------------------
SERVICES OFFERED

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling First American Funds Investor Services at 1-800-637-2548.



FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

FPR-STRATINC-00


                      3      FUND PROFILE - First American Strategic Income Fund

                                                      SEPTEMBER 30, 2000


                                                      ASSET CLASSES

                                                       *   EQUITY FUNDS
                                                       *   FUNDS OF FUNDS
                                                      (*)  BOND FUNDS
                                                       *   TAX FREE FUNDS
                                                       *   MONEY MARKET FUNDS


FUND PROFILE



FIRST AMERICAN

FIXED INCOME
       FUND

U.S. BANCORP
401(k) SAVINGS PLAN

CLASS Y SHARES


THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 1-800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN FIXED INCOME FUND

--------------------------------------------------------------------------------
OBJECTIVE

Fixed Income Fund's objective is to provide investors with high current income consistent with limited risk to capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Fixed Income Fund invests in investment grade debt securities, such as: U.S. government securities, (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), including zero coupon securities; mortgage- and asset-backed securities; and corporate debt obligations.

Fund managers select securities using a "top-down" approach, which begins with the formulation of their general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, fund managers select individual securities within these sectors or industries.

Debt securities in the fund will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. At least 65% of the fund's debt securities must be either U.S. government securities or securities that have received at least an A or equivalent rating. Unrated securities will not exceed 25% of the fund's total assets.

At least 65% of the fund's total assets will be invested in fixed rate obligations. The fund may invest up to 15% of its total assets in foreign securities payable in U.S. dollars.

Under normal market conditions the fund attempts to maintain a weighted average effective maturity for its portfolio securities of 15 years or less and an average effective duration of three to eight years. The fund's weighted average effective maturity and effective duration are measures of how the fund may react to interest rate changes.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. It also may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

INCOME RISK. The fund's income could decline due to falling market interest rates.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

CALL RISK. During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF DOLLAR ROLL TRANSACTIONS. The use of mortgage dollar rolls could increase the volatility of the fund's share price. It could also diminish the fund's investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.


NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

                          1      FUND PROFILE - First American Fixed Income Fund

FIRST AMERICAN FIXED INCOME FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE INFORMATION

Illustrations below provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

  17.29%   3.46%    8.85%    8.93%    -2.76%
------------------------------------------------
   1995    1996     1997     1998      1999

Best Quarter:
Quarter ending:     June 30, 1995        6.13%

Worst Quarter:
Quarter ending:     March 31, 1996      (1.63)%

AVERAGE ANNUAL TOTAL RETURNS        Inception         Year                               Since
AS OF 12/31/99                           Date   To Date(2)   One Year   Five Years   Inception
----------------------------------------------------------------------------------------------
Fixed Income Fund                      2/4/94        7.11%    (2.76)%        6.95%       5.33%
----------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index(3)                       7.12%    (0.83)%        7.73%       6.13%
----------------------------------------------------------------------------------------------
Lehman Gov't/Credit Bond Index(4)                    7.16%    (2.15)%        7.60%       5.96%
----------------------------------------------------------------------------------------------

(1)Total return for the period from 1/1/2000 to 9/30/2000 was 7.11%.
(2)Year to date performance for the fund and the indices is for the period from 1/1/2000 to 9/30/2000.
(3)An unmanaged index composed of the Lehman Government/Credit Bond Index, the Lehman Mortgage Backed Securities Index and the Lehman Asset Backed Securities Index. The Lehman Government/Credit Bond Index is comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment-grade corporate debt securities. The Lehman Mortgage Backed Securities Index is comprised of the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae, and Freddie Mac. The Lehman Asset-Backed Index is composed of debt securities backed by credit card, auto and home equity loans that are rated investment grade or higher. The since inception performance of the index is calculated from 2/28/94. Previously, the fund used the Lehman Government/Credit Bond Index as a benchmark. Going forward, the fund will use the Lehman Aggregate Bond Index as a comparison, because it is better suited to the fund's investment strategies.
(4)An unmanaged index comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment grade securities. The since inception performance of the index is calculated from 2/28/94.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None

 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                           0.70%
 Distribution and Service (12b-1) Fees                                      None
 Other Expenses                                                            0.19%
 TOTAL                                                                     0.89%
--------------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

   Waiver of Fund Expenses                                               (0.19)%
   TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                 0.70%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.70%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
   1 year                                                                 $   91
   3 years                                                                $  284
   5 years                                                                $  493
  10 years                                                                $1,096


                          2      FUND PROFILE - First American Fixed Income Fund

FIRST AMERICAN FIXED INCOME FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2000, it had more than $77 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

--------------------------------------------------------------------------------
INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.rsweb.com/60587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.rsweb.com/60587.



FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

10/2000 FPFI(I)


                          3      FUND PROFILE - First American Fixed Income Fund

                                                      SEPTEMBER 30, 2000


                                                      ASSET CLASSES

                                                       *   EQUITY FUNDS
                                                       *   FUNDS OF FUNDS
                                                       *   BOND FUNDS
                                                      (*)  TAX FREE FUNDS
                                                       *   MONEY MARKET FUNDS


FUND PROFILE



FIRST AMERICAN

CALIFORNIA
  INTERMEDIATE
       TAX FREE
          FUND

CLASS A SHARES


THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 1-800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN CALIFORNIA INTERMEDIATE TAX FREE FUND

--------------------------------------------------------------------------------
OBJECTIVE

California Intermediate Tax Free Fund has an objective of providing current income that is exempt from both federal income tax and California state income tax to the extent consistent with preservation of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, California Intermediate Tax Free Fund invests at least 80% of its total assets in municipal securities that pay interest that is exempt from federal and California income tax, including the federal alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax. The fund may invest in: "general obligation" bonds, which are backed by the full faith, credit and taxing power of the issuer; "revenue" bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source; participation interests in municipal leases; zero coupon municipal securities, which pay no cash income to their holders until they mature; and inverse floating rate municipal securities (up to 10% of the fund's total assets).

In selecting securities for the fund, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, fund managers evaluate factors such as credit quality, yield, maturity, liquidity, and portfolio diversification.

The fund only invests in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. Unrated securities will not exceed 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. government securities and U.S. government agency securities).

The fund will attempt to maintain the weighted average maturity of its portfolio securities at three to 10 years under normal market conditions.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Inverse floating rate municipal securities may be highly volatile as interest rates rise or fall.

INCOME RISK. The fund's income could decline due to falling market interest rates.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities. The revenue bonds and municipal lease obligations in which the fund invests may entail greater credit risk than the fund's investments in general obligation bonds.

CALL RISK. Some municipal securities held by the fund may be redeemed by the issuer, or "called," prior to their stated maturity dates. If a security is redeemed during a time of declining interest rates, the fund may be unable to reinvest in securities providing as high a level of income.

RISKS OF MUNICIPAL LEASE OBLIGATIONS. Many municipal leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

POLITICAL AND ECONOMIC RISK. Because the fund invests primarily in municipal securities issued by the state of California and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. See the Statement of Additional Information for details. The value of municipal securities owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

RISKS OF NON-DIVERSIFICATION. The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of issuers than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, the fund may be more susceptible to any single economic, political, or regulatory occurrence than a diversified fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they were, returns would be lower. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.


NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

      1      FUND PROFILE - First American California Intermediate Tax Free Fund

FIRST AMERICAN CALIFORNIA INTERMEDIATE TAX FREE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1),(2)

[BAR CHART]

  5.82%   -0.90%
--------------------
  1998     1999

Best Quarter:
Quarter ending:    September 30, 1998     3.77%

Worst Quarter:
Quarter ending:    June 30, 1999         (1.86)%

AVERAGE ANNUAL TOTAL RETURNS                     Inception         Year                  Since
AS OF 12/31/99(2)                                     Date   To Date(3)   One Year   Inception
----------------------------------------------------------------------------------------------
California Intermediate Tax Free Fund               8/8/97        3.76%    (3.36)%       2.11%
----------------------------------------------------------------------------------------------
Lehman Brothers 7-Year Municipal Bond Index(4)                    5.60%    (0.14)%       3.98%
----------------------------------------------------------------------------------------------

(1)Total return (without sales charges reflected) for the period from 1/1/2000 to 9/30/2000 was 6.42%.
(2)The fund has previously presented the performance history of an unregistered predecessor common trust fund for periods prior to the fund's registration under the Investment Company Act of 1940 on 8/8/97. The fund has determined that, going forward, it will present performance information only for periods subsequent to the fund's registration.
(3)Year to date performance for the fund (with sales charges reflected) and the index is for the period from 1/1/2000 to 9/30/2000.
(4)An unmanaged index comprised of fixed rate, investment grade tax-exempt bonds with maturities between six and eight years. The since inception performance for the index is calculated from 8/31/97.

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

-----------------------------------------------------------------------------
SHAREHOLDER FEES                                                      CLASS A
-----------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)
 AS A % OF OFFERING PRICE                                               2.50%(2)

 ANNUAL MAINTENANCE FEE(3)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                      $25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
-----------------------------------------------------------------------------
 Management Fees                                                        0.70%
 Distribution and Service (12b-1) Fees                                  0.25%
 Other Expenses                                                         0.22%
 TOTAL                                                                  1.17%
-----------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor and the distributor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

 Waiver of Fund Expenses                                              (0.47)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                0.70%

THE DISTRIBUTOR INTENDS TO WAIVE PAYMENT OF ALL 12b-1 FEES DURING THE CURRENT FISCAL YEAR. IN ADDITION, THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.70%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Certain investors may qualify for reduced sales charges. Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.
(3)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares.

--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
   1 year                                                                 $  366
   3 years                                                                $  612
   5 years                                                                $  878
  10 years                                                                $1,635


      2      FUND PROFILE - First American California Intermediate Tax Free Fund

FIRST AMERICAN CALIFORNIA INTERMEDIATE TAX FREE FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2000, it had more than $77 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

--------------------------------------------------------------------------------
BUYING FUND SHARES

You may become a shareholder of the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus any applicable sales load. Class A shares charge a front-end sales load that varies depending on the amount of your purchase (set forth in the chart below).

                                                                         Maximum
                                               Sales Charge          Reallowance
                                          As a % of     As a % of      as a % of
                                           Offering     Net Asset       Purchase
                                              Price         Value          Price
--------------------------------------------------------------------------------
Less than  $ 50,000                           2.50%         2.56%          2.25%
$ 50,000 - $ 99,999                           2.00%         2.04%          1.75%
$100,000 - $249,999                           1.50%         1.52%          1.25%
$250,000 - $499,999                           1.00%         1.01%          0.75%
$500,000 - $999,999                           0.75%         0.76%          0.50%
$1 million and over                           0.00%         0.00%          0.00%

You may purchase shares of the fund by contacting your investment professional or financial institution. You may also purchase shares of the fund by completing a new account application. New account applications may be obtained by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
SELLING FUND SHARES

If you purchased shares of the fund through an investment professional or financial institution, simply call them to sell your shares. You may also sell your shares by calling Investor Services at 1-800-637-2548. To sell shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Dividend and capital gain distributions will be reinvested in additional shares of the fund, unless you request otherwise. Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. The fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal income tax. However, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax. The fund expects that its distributions will consist primarily of exempt-interest dividends.

The fund intends to comply with certain California state tax requirements so that dividends it pays that are attributable to interest on California municipal securities will be excluded from the California taxable income of individuals, trusts and estates. To meet these requirements, at least 50% of the value of the fund's total assets must consist of obligations which pay interest that is exempt from California personal income tax. Exempt-interest dividends are not excluded from the California taxable income of corporations and financial institutions. In addition, dividends derived from interest paid on California municipal bonds (including securities treated for federal purposes as private activity bonds) will not be subject to the alternative minimum tax that California imposes on individuals, trusts, and estates.

--------------------------------------------------------------------------------
SERVICES OFFERED

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling First American Funds Investor Services at 1-800-637-2548.



FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

FPR-CAINTTXF-00


      3      FUND PROFILE - First American California Intermediate Tax Free Fund

                                                      SEPTEMBER 30, 2000


                                                      ASSET CLASSES

                                                       *   EQUITY FUNDS
                                                       *   FUNDS OF FUNDS
                                                       *   BOND FUNDS
                                                      (*)  TAX FREE FUNDS
                                                       *   MONEY MARKET FUNDS


FUND PROFILE



FIRST AMERICAN

COLORADO
  INTERMEDIATE
        TAX FREE
             FUND

CLASS A SHARES


THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 1-800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN COLORADO INTERMEDIATE TAX FREE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Colorado Intermediate Tax Free Fund has an objective of providing current income that is exempt from both federal income tax and Colorado state income tax to the extent consistent with preservation of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Colorado Intermediate Tax Free Fund invests at least 80% of its total assets in municipal securities that pay interest that is exempt from federal and Colorado income tax, including the federal alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax. The fund may invest in: "general obligation" bonds, which are backed by the full faith, credit and taxing power of the issuer; "revenue" bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source; participation interests in municipal leases; zero coupon municipal securities, which pay no cash income to their holders until they mature; and inverse floating rate municipal securities (up to 10% of the fund's total assets).

In selecting securities for the fund, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, fund managers evaluate factors such as credit quality, yield, maturity, liquidity, and portfolio diversification.

The fund only invests in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. Unrated securities will not exceed 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. government securities and U.S. government agency securities).

The fund will attempt to maintain the weighted average maturity of its portfolio securities at three to 10 years under normal market conditions.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Inverse floating rate securities may be highly volatile as interest rates rise or fall.

INCOME RISK. The fund's income could decline due to falling market interest rates.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities. The revenue bonds and municipal lease obligations in which the fund invests may entail greater credit risk than the fund's investments in general obligation bonds.

CALL RISK. Some municipal securities held by the fund may be redeemed by the issuer, or "called," prior to their stated maturity dates. If a security is redeemed during a time of declining interest rates, the fund may be unable to reinvest in securities providing as high a level of income.

RISKS OF MUNICIPAL LEASE OBLIGATIONS. Many municipal leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

POLITICAL AND ECONOMIC RISK. Because the fund invests primarily in municipal securities issued by the state of Colorado and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. See the Statement of Additional Information for details. The value of municipal securities owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

RISKS OF NON-DIVERSIFICATION. The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of issuers than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, the fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they were, returns would be lower. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.


NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

        1      FUND PROFILE - First American Colorado Intermediate Tax Free Fund

FIRST AMERICAN COLORADO INTERMEDIATE TAX FREE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

  12.33%   3.86%     7.07%    5.44%    -1.58%
------------------------------------------------
  1995     1996      1997     1998      1999

Best Quarter:
Quarter ending:     March 31, 1995       5.18%

Worst Quarter:
Quarter ending:     June 30, 1999       (1.85)%

AVERAGE ANNUAL TOTAL RETURNS                     Inception         Year                               Since
AS OF 12/31/99                                        Date   To Date(2)   One Year   Five Years   Inception
-----------------------------------------------------------------------------------------------------------
Colorado Intermediate Tax Free Fund                 4/4/94        2.35%    (4.08)%        4.78%       4.66%
-----------------------------------------------------------------------------------------------------------
Lehman Brothers 7-Year Municipal Bond Index(3)                    5.60%    (0.14)%        6.36%       5.65%
-----------------------------------------------------------------------------------------------------------

(1)Total return (without sales charges reflected) for the period from 1/1/2000 to 9/30/2000 was 4.97%.
(2)Year to date performance for the fund (with sales charges reflected) and the index is for the period from 1/1/2000 to 9/30/2000.
(3)An unmanaged index comprised of fixed rate, investment grade tax-exempt bonds with maturities between six and eight years. The since inception performance for the index is calculated from 4/30/94.

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

-----------------------------------------------------------------------------
SHAREHOLDER FEES                                                      CLASS A
-----------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)
 AS A % OF OFFERING PRICE                                               2.50%(2)

 ANNUAL MAINTENANCE FEE(3)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                      $25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
-----------------------------------------------------------------------------
 Management Fees                                                        0.70%
 Distribution and Service (12b-1) Fees                                  0.25%
 Other Expenses                                                         0.20%
 TOTAL                                                                  1.15%
-----------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor and the distributor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

 Waiver of Fund Expenses                                              (0.45)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                0.70%

THE DISTRIBUTOR INTENDS TO WAIVE PAYMENT OF ALL 12b-1 FEES DURING THE CURRENT FISCAL YEAR. IN ADDITION, THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL OPERATING EXPENSES DO NOT EXCEED 0.70%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Certain investors may qualify for reduced sales charges. Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.
(3)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares.

--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
   1 year                                                                 $  364
   3 years                                                                $  606
   5 years                                                                $  867
  10 years                                                                $1,613


        2      FUND PROFILE - First American Colorado Intermediate Tax Free Fund

FIRST AMERICAN COLORADO INTERMEDIATE TAX FREE FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2000, it had more than $77 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

--------------------------------------------------------------------------------
BUYING FUND SHARES

You may become a shareholder of the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus any applicable sales load. Class A shares charge a front-end sales load that varies depending on the amount of your purchase (set forth in the chart below).

                                                                         Maximum
                                               Sales Charge          Reallowance
                                          As a % of     As a % of      as a % of
                                           Offering     Net Asset       Purchase
                                              Price         Value          Price
--------------------------------------------------------------------------------
Less than  $ 50,000                           2.50%         2.56%          2.25%
$ 50,000 - $ 99,999                           2.00%         2.04%          1.75%
$100,000 - $249,999                           1.50%         1.52%          1.25%
$250,000 - $499,999                           1.00%         1.01%          0.75%
$500,000 - $999,999                           0.75%         0.76%          0.50%
$1 million and over                           0.00%         0.00%          0.00%

You may purchase shares of the fund by contacting your investment professional or financial institution. You may also purchase shares of the fund by completing a new account application. New account applications may be obtained by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
SELLING FUND SHARES

If you purchased shares of the fund through an investment professional or financial institution, simply call them to sell your shares. You may also sell your shares by calling Investor Services at 1-800-637-2548. To sell shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Dividend and capital gain distributions will be reinvested in additional shares of the fund, unless you request otherwise. Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. The fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal income tax. However, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax. The fund expects that its distributions will consist primarily of exempt-interest dividends.

Dividends paid by Colorado Intermediate Tax Free Fund will be exempt from Colorado income taxes for individuals, trusts, estates, and corporations to the extent that they are derived from interest on Colorado municipal securities. In addition, dividends derived from interest on Colorado municipal securities (including securities treated for federal purposes as private activity bonds) will not be subject to the alternative minimum tax that Colorado imposes on individuals, trusts, and estates.

--------------------------------------------------------------------------------
SERVICES OFFERED

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling First American Funds Investor Services at 1-800-637-2548.



FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

FPR-COINTTXF-00


        3      FUND PROFILE - First American Colorado Intermediate Tax Free Fund

                                                      SEPTEMBER 30, 2000


                                                      ASSET CLASSES

                                                       *   EQUITY FUNDS
                                                       *   FUNDS OF FUNDS
                                                       *   BOND FUNDS
                                                      (*)  TAX FREE FUNDS
                                                       *   MONEY MARKET FUNDS


FUND PROFILE



FIRST AMERICAN

INTERMEDIATE
      TAX FREE
         FUND

CLASS A SHARES


THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 1-800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN INTERMEDIATE TAX FREE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Intermediate Tax Free Fund has an objective of providing current income that is exempt from federal income tax to the extent consistent with preservation of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Intermediate Tax Free Fund invests at least 80% of its total assets in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax. The fund may invest in: "general obligation" bonds, which are backed by the full faith, credit, and taxing power of the issuer; "revenue" bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source; participation interests in municipal leases; zero coupon municipal securities, which pay no cash income to their holders until they mature; and inverse floating rate municipal securities (up to 10% of the fund's total assets).

In selecting securities for the fund, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, fund managers evaluate factors such as credit quality, yield, maturity, liquidity, and portfolio and geographical diversification.

The fund only invests in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. Unrated securities will not exceed 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. government securities and U.S. government agency securities).

The fund will attempt to maintain the weighted average maturity of its portfolio securities at 3 to 10 years under normal market conditions.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Inverse floating rate securities may be highly volatile as interest rates rise or fall.

INCOME RISK. The fund's income could decline due to falling market interest rates.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities. The revenue bonds and municipal lease obligations in which the fund invests may entail greater credit risk than the fund's investments in general obligation bonds.

CALL RISK. Some municipal securities held by the fund may be redeemed by the issuer, or "called," prior to their stated maturity dates. If a security is redeemed during a time of declining interest rates, the fund may be unable to reinvest in securities providing as high a level of income.

RISKS OF MUNICIPAL LEASE OBLIGATIONS. Many municipal leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

POLITICAL AND ECONOMIC RISK. The value of municipal securities owned by the fund may be adversely affected by state and local political and economic conditions and developments, or by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they were, returns would be lower. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.


NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

                 1      FUND PROFILE - First American Intermediate Tax Free Fund

FIRST AMERICAN INTERMEDIATE TAX FREE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

   5.54%   8.44%  6.49%   8.20%  -2.95%  12.89%   3.72%   6.79%  5.38%  -1.46%
-------------------------------------------------------------------------------
   1990    1991   1992    1993    1994    1995    1996    1997   1998    1999

Best Quarter:
Quarter ending:     March 31, 1995       5.10%

Worst Quarter:
Quarter ending:     March 31, 1994      (4.10)%

AVERAGE ANNUAL TOTAL RETURNS            Inception        Year
AS OF 12/31/99                               Date   To Date(2)   One Year   Five Years   Ten Years
--------------------------------------------------------------------------------------------------
Intermediate Tax Free Fund               12/22/87        2.80%    (3.93)%        4.83%       4.94%
--------------------------------------------------------------------------------------------------
Lehman 7-Year Municipal Bond Index(3)                    5.60%    (0.14)%        6.36%       6.60%
--------------------------------------------------------------------------------------------------
Lehman Brothers 7-Year G.O. Index(4)                     5.52%    (0.17)%        6.50%       6.56%
--------------------------------------------------------------------------------------------------

(1)Total return (without sales charges reflected) for the period from 1/1/2000 to 9/30/2000 was 5.40%.
(2)Year to date performance for the fund (with sales charges reflected) and the indices is for the period from 1/1/2000 to 9/30/2000.
(3)An unmanaged index comprised of fixed rate, investment grade tax-exempt bonds with maturities between six and eight years. Previously, the fund used the Lehman 7-Year G.O. Index as a benchmark. Going forward, the fund will use the Lehman 7-Year Municipal Bond Index as a comparison, because it is better suited to the fund's investment strategies.
(4)An unmanaged index comprised of fixed rate, investment grade, general obligation tax-exempt bonds with maturities between six and eight years.

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

-----------------------------------------------------------------------------
SHAREHOLDER FEES                                                      CLASS A
-----------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)
 AS A % OF OFFERING PRICE                                               2.50%(2)

 ANNUAL MAINTENANCE FEE(3)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                      $25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
-----------------------------------------------------------------------------
 Management Fees                                                        0.70%
 Distribution and Service (12b-1) Fees                                  0.25%
 Other Expenses                                                         0.17%
 TOTAL                                                                  1.12%
-----------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor and the distributor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

 Waiver of Fund Expenses                                              (0.42)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                0.70%

THE DISTRIBUTOR INTENDS TO WAIVE PAYMENT OF ALL 12b-1 FEES DURING THE CURRENT FISCAL YEAR. IN ADDITION, THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.70%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Certain investors may qualify for reduced sales charges. Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.
(3)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares.

--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
   1 year                                                                 $  361
   3 years                                                                $  597
   5 years                                                                $  851
  10 years                                                                $1,579


                 2      FUND PROFILE - First American Intermediate Tax Free Fund

FIRST AMERICAN INTERMEDIATE TAX FREE FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2000, it had more than $77 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

--------------------------------------------------------------------------------
BUYING FUND SHARES

You may become a shareholder of the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus any applicable sales load. Class A shares charge a front-end sales load that varies depending on the amount of your purchase (set forth in the chart below).

                                                                         Maximum
                                               Sales Charge          Reallowance
                                          As a % of     As a % of      as a % of
                                           Offering     Net Asset       Purchase
                                              Price         Value          Price
--------------------------------------------------------------------------------
Less than  $ 50,000                            2.50%         2.56%         2.25%
$ 50,000 - $ 99,999                            2.00%         2.04%         1.75%
$100,000 - $249,999                            1.50%         1.52%         1.25%
$250,000 - $499,999                            1.00%         1.01%         0.75%
$500,000 - $999,999                            0.75%         0.76%         0.50%
$1 million and over                            0.00%         0.00%         0.00%

You may purchase shares of the fund by contacting your investment professional or financial institution. You may also purchase shares of the fund by completing a new account application. New account applications may be obtained by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
SELLING FUND SHARES

If you purchased shares of the fund through an investment professional or financial institution, simply call them to sell your shares. You may also sell your shares by calling Investor Services at 1-800-637-2548. To sell shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Dividend and capital gain distributions will be reinvested in additional shares of the fund, unless you request otherwise. Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. The fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal income tax. However, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax. The fund expects that its distributions will consist primarily of exempt-interest dividends.

--------------------------------------------------------------------------------
SERVICES OFFERED

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling First American Funds Investor Services at 1-800-637-2548.



FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

FPR-INTTXFR-00


                 3      FUND PROFILE - First American Intermediate Tax Free Fund

                                                      SEPTEMBER 30, 2000


                                                      ASSET CLASSES

                                                       *   EQUITY FUNDS
                                                       *   FUNDS OF FUNDS
                                                       *   BOND FUNDS
                                                      (*)  TAX FREE FUNDS
                                                       *   MONEY MARKET FUNDS


FUND PROFILE



FIRST AMERICAN

MINNESOTA
  INTERMEDIATE
        TAX FREE
          FUND

CLASS A SHARES


THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 1-800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN MINNESOTA INTERMEDIATE TAX FREE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Minnesota Intermediate Tax Free Fund has an objective of providing current income that is exempt from both federal income tax and Minnesota state income tax to the extent consistent with preservation of capital.
--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Minnesota Intermediate Tax Free Fund invests at least 80% of its total assets in municipal securities that pay interest that is exempt from federal and Minnesota income tax, including federal and state of Minnesota alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to federal and state of Minnesota alternative minimum tax. The fund may invest in: "general obligation" bonds, which are backed by the full faith, credit, and taxing power of the issuer; "revenue" bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source; participation interests in municipal leases; zero coupon municipal securities, which pay no cash income to their holders until they mature; and inverse floating rate municipal securities (up to 10% of the fund's total assets).

In selecting securities for the fund, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, fund managers evaluate factors such as credit quality, yield, maturity, liquidity, and portfolio diversification.

The fund only invests in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. Unrated securities will not exceed 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. government securities and U.S. government agency securities).

The fund will attempt to maintain the weighted average maturity of its portfolio securities at three to 10 years under normal market conditions.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Inverse floating rate municipal securities may be highly volatile as interest rates rise or fall.

INCOME RISK. The fund's income could decline due to falling market interest rates.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities. The revenue bonds and municipal lease obligations in which the fund invests may entail greater credit risk than the fund's investments in general obligation bonds.

CALL RISK. Some municipal securities held by the fund may be redeemed by the issuer, or "called," prior to their stated maturity dates. If a security is redeemed during a time of declining interest rates, the fund may be unable to reinvest in securities providing as high a level of income.

RISKS OF MUNICIPAL LEASE OBLIGATIONS. Many municipal leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

POLITICAL AND ECONOMIC RISK. Because the fund invests primarily in municipal securities issued by the state of Minnesota and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. See the Statement of Additional Information for details. The value of municipal securities owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

RISKS OF NON-DIVERSIFICATION. The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of issuers than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, the fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they were, returns would be lower. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.


NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

       1      FUND PROFILE - First American Minnesota Intermediate Tax Free Fund

FIRST AMERICAN MINNESOTA INTERMEDIATE TAX FREE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

  12.67%   3.82%     6.74%    5.34%    -1.26%
------------------------------------------------
  1995     1996      1997     1998      1999

Best Quarter:
Quarter ending:     March 31, 1995       5.30%

Worst Quarter:
Quarter ending:     June 30, 1999       (1.62)%

AVERAGE ANNUAL TOTAL RETURNS                     Inception    Year To                                Since
AS OF 12/31/99                                        Date    Date(2)    One Year   Five Years   Inception
----------------------------------------------------------------------------------------------------------
Minnesota Intermediate Tax Free Fund               2/25/94      2.49%     (3.72)%        4.84%       3.64%
----------------------------------------------------------------------------------------------------------
Lehman Brothers 7-Year Municipal Bond Index(3)                  5.60%     (0.14)%        6.36%       5.13%
----------------------------------------------------------------------------------------------------------

(1)Total return (without sales charges reflected) for the period from 1/1/2000 to 9/30/2000 was 5.14%.
(2)Year to date performance for the fund (with sales charges reflected) and the index is for the period from 1/1/2000 to 9/30/2000.
(3)An unmanaged index comprised of fixed rate, investment grade tax-exempt bonds with maturities between six and eight years. The since inception performance for the index is calculated from 2/28/94.

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

-----------------------------------------------------------------------------
SHAREHOLDER FEES                                                      CLASS A
-----------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)
 AS A % OF OFFERING PRICE                                               2.50%(2)

 ANNUAL MAINTENANCE FEE(3)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                      $25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
-----------------------------------------------------------------------------
 Management Fees                                                        0.70%
 Distribution and Service (12b-1) Fees                                  0.25%
 Other Expenses                                                         0.17%
 TOTAL                                                                  1.12%
-----------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor and the distributor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

 Waiver of Fund Expenses                                              (0.42)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                0.70%

THE DISTRIBUTOR INTENDS TO WAIVE PAYMENT OF ALL 12b-1 FEES DURING THE CURRENT FISCAL YEAR. IN ADDITION, THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.70%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Certain investors may qualify for reduced sales charges. Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.
(3)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares.

--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
   1 year                                                                 $  361
   3 years                                                                $  597
   5 years                                                                $  851
  10 years                                                                $1,579


       2      FUND PROFILE - First American Minnesota Intermediate Tax Free Fund

FIRST AMERICAN MINNESOTA INTERMEDIATE TAX FREE FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2000, it had more than $77 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

--------------------------------------------------------------------------------
BUYING FUND SHARES

You may become a shareholder of the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus any applicable sales load. Class A shares charge a front-end sales load that varies depending on the amount of your purchase (set forth in the chart below).

                                                                         Maximum
                                               Sales Charge          Reallowance
                                          As a % of     As a % of      as a % of
                                           Offering     Net Asset       Purchase
                                              Price         Value          Price
--------------------------------------------------------------------------------
Less than  $ 50,000                           2.50%         2.56%          2.25%
$ 50,000 - $ 99,999                           2.00%         2.04%          1.75%
$100,000 - $249,999                           1.50%         1.52%          1.25%
$250,000 - $499,999                           1.00%         1.01%          0.75%
$500,000 - $999,999                           0.75%         0.76%          0.50%
$1 million and over                           0.00%         0.00%          0.00%

You may purchase shares of the fund by contacting your investment professional or financial institution. You may also purchase shares of the fund by completing a new account application. New account applications may be obtained by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
SELLING FUND SHARES

If you purchased shares of the fund through an investment professional or financial institution, simply call them to sell your shares. You may also sell your shares by calling Investor Services at 1-800-637-2548. To sell shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Dividend and capital gain distributions will be reinvested in additional shares of the fund, unless you request otherwise. Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. The fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal income tax. However, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax. The fund expects that its distributions will consist primarily of exempt-interest dividends.

Minnesota Intermediate Tax Free Fund intends to comply with certain state tax requirements so that dividends it pays that are attributable to interest on Minnesota municipal securities will be excluded from the Minnesota taxable net income of individuals, estates, and trusts. To meet these requirements, at least 95% of the exempt-interest dividends paid by the fund must be derived from interest income on Minnesota municipal securities. A portion of the fund's dividends may be subject to the Minnesota alternative minimum tax. Exempt-interest dividends are not excluded from the Minnesota taxable income of corporations and financial institutions.

--------------------------------------------------------------------------------
SERVICES OFFERED

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling First American Funds Investor Services at 1-800-637-2548.



FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

FPR-MNINTTXF-00


       3      FUND PROFILE - First American Minnesota Intermediate Tax Free Fund

                                                      SEPTEMBER 30, 2000


                                                      ASSET CLASSES

                                                       *   EQUITY FUNDS
                                                       *   FUNDS OF FUNDS
                                                       *   BOND FUNDS
                                                      (*)  TAX FREE FUNDS
                                                       *   MONEY MARKET FUNDS


FUND PROFILE



FIRST AMERICAN

OREGON
  INTERMEDIATE
        TAX FREE
          FUND

CLASS A SHARES


THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 1-800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN OREGON INTERMEDIATE TAX FREE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Oregon Intermediate Tax Free Fund has an objective of providing current income that is exempt from both federal income tax and Oregon state income tax to the extent consistent with preservation of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Oregon Intermediate Tax Free Fund invests at least 80% of its total assets in municipal securities that pay interest that is exempt from federal and Oregon state income tax, including the federal alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax. The fund may invest in: "general obligation" bonds, which are backed by the full faith, credit, and taxing power of the issuer; "revenue" bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source; participation interests in municipal leases; zero coupon municipal securities, which pay no cash income to their holders until they mature; and inverse floating rate municipal securities (up to 10% of the fund's total assets).

In selecting securities for the fund, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, fund managers evaluate factors such as credit quality, yield, maturity, liquidity, and portfolio diversification.

The fund only invests in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. Unrated securities will not exceed 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. government securities and U.S. government agency securities).

The fund will attempt to maintain the weighted average maturity of its portfolio securities at three to 10 years under normal market conditions.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Inverse floating rate municipal securities may be highly volatile as interest rates rise or fall.

INCOME RISK. The fund's income could decline due to falling market interest rates.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities. The revenue bonds and municipal lease obligations in which the fund invests may entail greater credit risk than the fund's investments in general obligation bonds.

CALL RISK. Some municipal securities held by the fund may be redeemed by the issuer, or "called," prior to their stated maturity dates. If a security is redeemed during a time of declining interest rates, the fund may be unable to reinvest in securities providing as high a level of income.

RISKS OF MUNICIPAL LEASE OBLIGATIONS. Many municipal leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

POLITICAL AND ECONOMIC RISK. Because the fund invests primarily in municipal securities issued by the state of Oregon and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. See the Statement of Additional Information for details. The value of municipal securities owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

RISKS OF NON-DIVERSIFICATION. The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of issuers than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, the fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they were, returns would be lower. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses. Information in the bar chart and the table is for the fund's Class Y shares, which are offered through another prospectus. Information for Class A shares is not presented because those shares have not been offered for a full calendar year.


NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

          1      FUND PROFILE - First American Oregon Intermediate Tax Free Fund

FIRST AMERICAN OREGON INTERMEDIATE TAX FREE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

The Class A and Class Y shares will have substantially similar returns, because they are invested in the same portfolio of securities. However, Class A share returns will be lower because these shares have higher expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1),(2)

[BAR CHART]

   7.63%   9.89%  7.19%   8.96%  -2.66%  11.27%   3.31%   7.06%  5.36%  -1.50%
-------------------------------------------------------------------------------
   1990    1991   1992    1993    1994    1995    1996    1997   1998    1999

Best Quarter:
Quarter ending:    December 31, 1990     4.49%

Worst Quarter:
Quarter ending:    March 31, 1994       (3.41)%

AVERAGE ANNUAL TOTAL RETURNS(2)                       Year
AS OF 12/31/99                                  To Date(3)   One Year   Five Years   Ten Years
----------------------------------------------------------------------------------------------
Oregon Intermediate Tax Free Fund (Class Y)(4)       2.44%    (1.50)%        5.01%       5.56%
----------------------------------------------------------------------------------------------
Lehman Brothers 7-Year Municipal Bond Index(5)       5.60%    (0.14)%        6.36%       6.60%
----------------------------------------------------------------------------------------------

(1)Total return (without sales charges reflected) for the period from 1/1/2000 to 9/30/2000 was 5.11%.
(2)Performance prior to 8/8/97 is that of Oregon Municipal Bond Trust Fund, a predecessor common trust fund. On 8/8/97, substantially all of the assets of Oregon Municipal Bond Trust Fund were transferred into Oregon Intermediate Tax Free Fund. The objectives, policies, and guidelines of the two funds were, in all material respects, identical. Oregon Municipal Bond Trust Fund's performance is adjusted to reflect Oregon Intermediate Tax Free Fund's Class Y share fees and expenses, before any fee waivers. Oregon Municipal Bond Trust Fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that might have adversely affected performance.
(3)Year to date performance for the fund (with sales charges reflected) and the index is for the period from 1/1/2000 to 9/30/2000.
(4)Class Y share returns have been adjusted to reflect the 2.50% front-end sales charge imposed on Class A shares. Class Y shares have no sales charges. Class A share inception date is 2/1/99.
(5)An unmanaged index comprised of fixed rate, investment grade tax-exempt bonds with maturities between six and eight years. The since inception performance for the index is calculated from 8/31/97.

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

-----------------------------------------------------------------------------
SHAREHOLDER FEES                                                      CLASS A
-----------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)
 AS A % OF OFFERING PRICE                                               2.50%(2)

 ANNUAL MAINTENANCE FEE(3)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                      $25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
-----------------------------------------------------------------------------
 Management Fees                                                        0.70%
 Distribution and Service (12b-1) Fees                                  0.25%
 Other Expenses                                                         0.17%
 TOTAL                                                                  1.12%
-----------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor and the distributor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

 Waiver of Fund Expenses                                              (0.42)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                0.70%

THE DISTRIBUTOR INTENDS TO WAIVE PAYMENT OF ALL 12b-1 FEES DURING THE CURRENT FISCAL YEAR. IN ADDITION, THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.70%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Certain investors may qualify for reduced sales charges. Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.
(3)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares.

--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
   1 year                                                                 $  361
   3 years                                                                $  597
   5 years                                                                $  851
  10 years                                                                $1,579


          2      FUND PROFILE - First American Oregon Intermediate Tax Free Fund

FIRST AMERICAN OREGON INTERMEDIATE TAX FREE FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2000, it had more than $77 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

--------------------------------------------------------------------------------
BUYING FUND SHARES

You may become a shareholder of the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus any applicable sales load. Class A shares charge a front-end sales load that varies depending on the amount of your purchase (set forth in the chart below).

                                                                         Maximum
                                               Sales Charge          Reallowance
                                          As a % of     As a % of      as a % of
                                           Offering     Net Asset       Purchase
                                              Price         Value          Price
--------------------------------------------------------------------------------
Less than  $ 50,000                           2.50%         2.56%          2.25%
$ 50,000 - $ 99,999                           2.00%         2.04%          1.75%
$100,000 - $249,999                           1.50%         1.52%          1.25%
$250,000 - $499,999                           1.00%         1.01%          0.75%
$500,000 - $999,999                           0.75%         0.76%          0.50%
$1 million and over                           0.00%         0.00%          0.00%

You may purchase shares of the fund by contacting your investment professional or financial institution. You may also purchase shares of the fund by completing a new account application. New account applications may be obtained by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
SELLING FUND SHARES

If you purchased shares of the fund through an investment professional or financial institution, simply call them to sell your shares. You may also sell your shares by calling Investor Services at 1-800-637-2548. To sell shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Dividend and capital gain distributions will be reinvested in additional shares of the fund, unless you request otherwise. Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. The fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal income tax. However, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax. The fund expects that its distributions will consist primarily of exempt-interest dividends.

Dividends paid by Oregon Intermediate Tax Free Fund will be exempt from Oregon income taxes for individuals, trusts, and estates to the extent that they are derived from interest on Oregon municipal securities. Such dividends will not be excluded from the Oregon taxable income of corporations.

--------------------------------------------------------------------------------
SERVICES OFFERED

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling First American Funds Investor Services at 1-800-637-2548.



FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

FPR-ORINTTXF-00

          3      FUND PROFILE - First American Oregon Intermediate Tax Free Fund

                                                      SEPTEMBER 30, 2000


                                                      ASSET CLASSES

                                                       *   EQUITY FUNDS
                                                       *   FUNDS OF FUNDS
                                                       *   BOND FUNDS
                                                      (*)  TAX FREE FUNDS
                                                       *   MONEY MARKET FUNDS


FUND PROFILE



FIRST AMERICAN

ARIZONA
  TAX FREE
        FUND

CLASS A AND CLASS C SHARES


THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 1-800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN ARIZONA TAX FREE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Arizona Tax Free Fund has an objective of providing maximum current income that is exempt from both federal income tax and Arizona state income tax to the extent consistent with prudent investment risk.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Arizona Tax Free Fund invests at least 80% of its total assets in municipal securities that pay interest that is exempt from federal and Arizona income tax, including the federal alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax. The fund may invest in: "general obligation" bonds, which are backed by the full faith, credit and taxing power of the issuer; "revenue" bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source; participation interests in municipal leases; zero coupon municipal securities, which pay no cash income to their holders until they mature; and inverse floating rate municipal securities (up to 10% of the fund's total assets).

In selecting securities for the fund, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, fund managers evaluate factors such as credit quality, duration, maturity, yield, liquidity, and portfolio diversification.

The fund only invests in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. Unrated securities will not exceed 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities).

The fund will attempt to maintain the weighted average maturity of its portfolio securities at 10 to 25 years under normal market conditions.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Inverse floating rate securities may be highly volatile as interest rates rise or fall.

INCOME RISK. The fund's income could decline due to falling market interest rates.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities. The revenue bonds and municipal lease obligations in which the fund invests may entail greater credit risk than the fund's investments in general obligation bonds.

CALL RISK. Some municipal securities held by the fund may be redeemed by the issuer, or "called," prior to their stated maturity dates. If a security is redeemed during a time of declining interest rates, the fund may be unable to reinvest in securities providing as high a level of income.

RISKS OF MUNICIPAL LEASE OBLIGATIONS. Many municipal leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

POLITICAL AND ECONOMIC RISK. Because the fund invests primarily in municipal securities issued by the state of Arizona and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. See the Statement of Additional Information for details. The value of municipal securities owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

RISKS OF NON-DIVERSIFICATION. The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of issuers than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, the fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.


NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

                      1      FUND PROFILE - First American Arizona Tax Free Fund

FIRST AMERICAN ARIZONA TAX FREE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE

Because Arizona Tax Free Fund shares have not been offered for a full calendar year, no performance information is presented for these shares.

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

---------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                              CLASS A       CLASS C
---------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)
 AS A % OF OFFERING PRICE                                                       2.50%(1)      1.00%

 MAXIMUM DEFERRED SALES CHARGE (LOAD)
 AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS    0.00%(2)      1.00%

 ANNUAL MAINTENANCE FEE(3)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                              $25           $25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
---------------------------------------------------------------------------------------------------
 Management Fees                                                                0.70%         0.70%
 Distribution and Service (12b-1) Fees                                          0.25%         1.00%
 Other Expenses(4)                                                              0.20%         0.20%
 TOTAL(5)                                                                       1.15%         1.90%
---------------------------------------------------------------------------------------------------

(1)Certain investors may qualify for reduced sales charges.
(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.
(3)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares.
(4)"Other expenses" are based on estimated amounts for the current fiscal year.
(5)THE ADVISOR AND DISTRIBUTOR INTEND TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.55% AND 0.95%, RESPECTIVELY, FOR CLASS A AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                           CLASS C                   CLASS C
                               assuming redemption    assuming no redemption
                 CLASS A     at end of each period     at end of each period
-------------------------------------------------------------------------------
   1 year           $364                      $391                      $291
   3 years          $606                      $691                      $691


                      2      FUND PROFILE - First American Arizona Tax Free Fund

FIRST AMERICAN ARIZONA TAX FREE FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of September 30, 2000, it had more than $77 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

--------------------------------------------------------------------------------
BUYING FUND SHARES

You may become a shareholder in the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gift to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus any applicable sales load. Class A shares charge a front-end sales load that varies depending on the amount of your purchase (set forth in the chart below). Class C shares have a 1% front-end sales load and a contingent deferred sales charge
(CDSC) of 1% if the shares are redeemed within 18 months from the date of purchase. In addition to the different sales-load structures between Class A and Class C shares, the fees and expenses may vary (as set forth in the Fees and Expenses table). See an investment professional to help determine which share class is best suited to your needs.

                                                                         Maximum
                                               Sales Charge          Reallowance
                                          As a % of     As a % of      as a % of
                                           Offering     Net Asset       Purchase
                                              Price         Value          Price
--------------------------------------------------------------------------------
Less than  $ 50,000                           2.50%         2.56%          2.25%
$ 50,000 - $ 99,999                           2.00%         2.04%          1.75%
$100,000 - $249,999                           1.50%         1.52%          1.25%
$250,000 - $499,999                           1.00%         1.01%          0.75%
$500,000 - $999,999                           0.75%         0.76%          0.50%
$1 million and over                           0.00%         0.00%          0.00%

You may purchase shares of the fund by contacting your investment professional or financial institution. You may also purchase shares of the fund by completing a new account application. New account applications may be obtained by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
SELLING FUND SHARES

If you are selling Class C shares, you may pay a CDSC.

If you purchased shares of the fund through an investment professional or financial institution, simply call them to sell your shares. You may also sell your shares by calling Investor Services at 1-800-637-2548. To sell shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Dividend and capital gains distributions will be reinvested in additional shares of the fund, unless you request otherwise. Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. The fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal income tax. However, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax. The fund expects that its distributions will consist primarily of exempt-interest dividends.

Dividends paid by Arizona Tax Free Fund will be exempt from Arizona income taxes for individuals, trust, estates and corporations to the extent they are derived from interest on Arizona municipal securities.

--------------------------------------------------------------------------------
SERVICES OFFERED

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling First American Funds Investor Services at 1-800-637-2548.



FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

FPR-AZTXFR-00


                      3      FUND PROFILE - First American Arizona Tax Free Fund

                                                      SEPTEMBER 30, 2000


                                                      ASSET CLASSES

                                                       *   EQUITY FUNDS
                                                       *   FUNDS OF FUNDS
                                                       *   BOND FUNDS
                                                      (*)  TAX FREE FUNDS
                                                       *   MONEY MARKET FUNDS


FUND PROFILE



FIRST AMERICAN

CALIFORNIA
     TAX FREE
           FUND

CLASS A AND CLASS C SHARES


THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 1-800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN CALIFORNIA TAX FREE FUND

--------------------------------------------------------------------------------
OBJECTIVE

California Tax Free Fund has an objective of providing maximum current income that is exempt from both federal income tax and California state income tax to the extent consistent with prudent investment risk.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, California Tax Free Fund invests at least 80% of its total assets in municipal securities that pay interest that is exempt from federal and California income tax, including the federal alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax. The fund may invest in: "general obligation" bonds, which are backed by the full faith, credit and taxing power of the issuer; "revenue" bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source; participation interests in municipal leases; zero coupon municipal securities, which pay no cash income to their holders until they mature; and inverse floating rate municipal securities (up to 10% of the fund's total assets).

In selecting securities for the fund, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, fund managers evaluate factors such as credit quality, duration, maturity, yield, liquidity, and portfolio diversification.

The fund only invests in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. Unrated securities will not exceed 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities).

The fund will attempt to maintain the weighted average maturity of its portfolio securities at 10 to 25 years under normal market conditions.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Inverse floating rate securities may be highly volatile as interest rates rise or fall.

INCOME RISK. The fund's income could decline due to falling market interest rates.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities. The revenue bonds and municipal lease obligations in which the fund invests may entail greater credit risk than the fund's investments in general obligation bonds.

CALL RISK. Some municipal securities held by the fund may be redeemed by the issuer, or "called," prior to their stated maturity dates. If a security is redeemed during a time of declining interest rates, the fund may be unable to reinvest in securities providing as high a level of income.

RISKS OF MUNICIPAL LEASE OBLIGATIONS. Many municipal leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

POLITICAL AND ECONOMIC RISK. Because the fund invests primarily in municipal securities issued by the state of California and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. See the Statement of Additional Information for details. The value of municipal securities owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

RISKS OF NON-DIVERSIFICATION. The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of issuers than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, the fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.


NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

                   1      FUND PROFILE - First American California Tax Free Fund

FIRST AMERICAN CALIFORNIA TAX FREE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE

Because California Tax Free Fund shares have not been offered for a full calendar year, no performance information is presented for these shares.

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

---------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                              CLASS A       CLASS C
---------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)
 AS A % OF OFFERING PRICE                                                       2.50%(1)      1.00%

 MAXIMUM DEFERRED SALES CHARGE (LOAD)
 AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS    0.00%(2)      1.00%

 ANNUAL MAINTENANCE FEE(3)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                              $25           $25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
---------------------------------------------------------------------------------------------------
 Management Fees                                                                0.70%         0.70%
 Distribution and Service (12b-1) Fees                                          0.25%         1.00%
 Other Expenses(4)                                                              0.20%         0.20%
 TOTAL(5)                                                                       1.15%         1.90%
---------------------------------------------------------------------------------------------------

(1)Certain investors may qualify for reduced sales charges.
(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.
(3)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares.
(4)"Other expenses" are based on estimated amounts for the current fiscal year.
(5)THE ADVISOR AND DISTRIBUTOR INTEND TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.55% AND 0.95%, RESPECTIVELY, FOR CLASS A AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                          CLASS C                   CLASS C
                              assuming redemption    assuming no redemption
                CLASS A     at end of each period     at end of each period
-------------------------------------------------------------------------------
  1 year           $364                      $391                      $291
  3 years          $606                      $691                      $691


                   2      FUND PROFILE - First American California Tax Free Fund

FIRST AMERICAN CALIFORNIA TAX FREE FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of September 30, 2000, it had more than $77 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

--------------------------------------------------------------------------------
BUYING FUND SHARES

You may become a shareholder in the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gift to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus any applicable sales load. Class A shares charge a front-end sales load that varies depending on the amount of your purchase (set forth in the chart below). Class C shares have a 1% front-end sales load and a contingent deferred sales charge
(CDSC) of 1% if the shares are redeemed within 18 months from the date of purchase. In addition to the different sales-load structures between Class A and Class C shares, the fees and expenses may vary (as set forth in the Fees and Expenses table). See an investment professional to help determine which share class is best suited to your needs.

                                                                         Maximum
                                               Sales Charge          Reallowance
                                          As a % of     As a % of      as a % of
                                           Offering     Net Asset       Purchase
                                              Price         Value          Price
--------------------------------------------------------------------------------
Less than  $ 50,000                           2.50%         2.56%          2.25%
$ 50,000 - $ 99,999                           2.00%         2.04%          1.75%
$100,000 - $249,999                           1.50%         1.52%          1.25%
$250,000 - $499,999                           1.00%         1.01%          0.75%
$500,000 - $999,999                           0.75%         0.76%          0.50%
$1 million and over                           0.00%         0.00%          0.00%

You may purchase shares of the fund by contacting your investment professional or financial institution. You may also purchase shares of the fund by completing a new account application. New account applications may be obtained by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
SELLING FUND SHARES

If you are selling Class C shares, you may pay a CDSC.

If you purchased shares of the fund through an investment professional or financial institution, simply call them to sell your shares. You may also sell your shares by calling Investor Services at 1-800-637-2548. To sell shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Dividend and capital gains distributions will be reinvested in additional shares of the fund, unless you request otherwise. Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. The fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal income tax. However, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax. The fund expects that its distributions will consist primarily of exempt-interest dividends.

California Tax Free Fund intends to comply with certain state tax requirements so that dividends it pays that are attributable to interest on California municipal securities will be excluded from the California taxable income of individuals, trusts and estates. To meet these requirements, at least 50% of the value of the fund's total assets must consist of obligations which pay interest that is exempt from California personal income tax. Exempt-interest dividends are not excluded from the California taxable income of corporations and financial institutions. In addition, dividends derived from interest paid on California municipal bonds (including securities treated for federal purposes as private activity bonds) will not be subject to the alternative minimum tax that California imposes on individuals, trusts and estates.

--------------------------------------------------------------------------------
SERVICES OFFERED

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling First American Funds Investor Services at 1-800-637-2548.



FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

FPR-CATXFR-00

                   3      FUND PROFILE - First American California Tax Free Fund

                                                      SEPTEMBER 30, 2000


                                                      ASSET CLASSES

                                                       *   EQUITY FUNDS
                                                       *   FUNDS OF FUNDS
                                                       *   BOND FUNDS
                                                      (*)  TAX FREE FUNDS
                                                       *   MONEY MARKET FUNDS


FUND PROFILE



FIRST AMERICAN

COLORADO
   TAX FREE
         FUND

CLASS A AND CLASS C SHARES


THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 1-800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN COLORADO TAX FREE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Colorado Tax Free Fund has an objective of providing maximum current income that is exempt from both federal income tax and Colorado state income tax to the extent consistent with prudent investment risk.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Colorado Tax Free Fund invests at least 80% of its total assets in municipal securities that pay interest that is exempt from federal and Colorado income tax, including the federal alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax. The fund may invest in: "general obligation" bonds, which are backed by the full faith, credit and taxing power of the issuer; "revenue" bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source; participation interests in municipal leases; zero coupon municipal securities, which pay no cash income to their holders until they mature; and inverse floating rate municipal securities (up to 10% of the fund's total assets).

In selecting securities for the fund, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, fund managers evaluate factors such as credit quality, duration, maturity, yield, liquidity, and portfolio diversification.

The fund only invests in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. Unrated securities will not exceed 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities).

The fund will attempt to maintain the weighted average maturity of its portfolio securities at 10 to 25 years under normal market conditions.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Inverse floating rate securities may be highly volatile as interest rates rise or fall.

INCOME RISK. The fund's income could decline due to falling market interest rates.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities. The revenue bonds and municipal lease obligations in which the fund invests may entail greater credit risk than the fund's investments in general obligation bonds.

CALL RISK. Some municipal securities held by the fund may be redeemed by the issuer, or "called," prior to their stated maturity dates. If a security is redeemed during a time of declining interest rates, the fund may be unable to reinvest in securities providing as high a level of income.

RISKS OF MUNICIPAL LEASE OBLIGATIONS. Many municipal leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

POLITICAL AND ECONOMIC RISK. Because the fund invests primarily in municipal securities issued by the state of Colorado and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. See the Statement of Additional Information for details. The value of municipal securities owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

RISKS OF NON-DIVERSIFICATION. The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of issuers than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, the fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.


NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

                     1      FUND PROFILE - First American Colorado Tax Free Fund

FIRST AMERICAN COLORADO TAX FREE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE

Because Colorado Tax Free Fund shares have not been offered for a full calendar year, no performance information is presented for these shares.

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

--------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                              CLASS A      CLASS C
--------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)
 AS A % OF OFFERING PRICE                                                       2.50%(1)     1.00%

 MAXIMUM DEFERRED SALES CHARGE (LOAD)
 AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS    0.00%(2)     1.00%

 ANNUAL MAINTENANCE FEE(3)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                              $25          $25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------------------------
 Management Fees                                                                0.70%        0.70%
 Distribution and Service (12b-1) Fees                                          0.25%        1.00%
 Other Expenses(4)                                                              0.20%        0.20%
 TOTAL(5)                                                                       1.15%        1.90%
--------------------------------------------------------------------------------------------------

(1)Certain investors may qualify for reduced sales charges.
(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.
(3)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares.
(4)"Other expenses" are based on estimated amounts for the current fiscal year.
(5)THE ADVISOR AND DISTRIBUTOR INTEND TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.55% AND 0.95%, RESPECTIVELY, FOR CLASS A AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                          CLASS C                   CLASS C
                              assuming redemption    assuming no redemption
                CLASS A     at end of each period     at end of each period
-------------------------------------------------------------------------------
  1 year           $364                      $391                      $291
  3 years          $606                      $691                      $691


                     2      FUND PROFILE - First American Colorado Tax Free Fund

FIRST AMERICAN COLORADO TAX FREE FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of September 30, 2000, it had more than $77 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

--------------------------------------------------------------------------------
BUYING FUND SHARES

You may become a shareholder in the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gift to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus any applicable sales load. Class A shares charge a front-end sales load that varies depending on the amount of your purchase (set forth in the chart below). Class C shares have a 1% front-end sales load and a contingent deferred sales charge
(CDSC) of 1% if the shares are redeemed within 18 months from the date of purchase. In addition to the different sales-load structures between Class A and Class C shares, the fees and expenses may vary (as set forth in the Fees and Expenses table). See an investment professional to help determine which share class is best suited to your needs.

                                                                         Maximum
                                               Sales Charge          Reallowance
                                          As a % of     As a % of      as a % of
                                           Offering     Net Asset       Purchase
                                              Price         Value          Price
--------------------------------------------------------------------------------
Less than  $ 50,000                           2.50%         2.56%          2.25%
$ 50,000 - $ 99,999                           2.00%         2.04%          1.75%
$100,000 - $249,999                           1.50%         1.52%          1.25%
$250,000 - $499,999                           1.00%         1.01%          0.75%
$500,000 - $999,999                           0.75%         0.76%          0.50%
$1 million and over                           0.00%         0.00%          0.00%

You may purchase shares of the fund by contacting your investment professional or financial institution. You may also purchase shares of the fund by completing a new account application. New account applications may be obtained by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
SELLING FUND SHARES

If you are selling Class C shares, you may pay a CDSC.

If you purchased shares of the fund through an investment professional or financial institution, simply call them to sell your shares. You may also sell your shares by calling Investor Services at 1-800-637-2548. To sell shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Dividend and capital gains distributions will be reinvested in additional shares of the fund, unless you request otherwise. Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. The fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal income tax. However, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax. The fund expects that its distributions will consist primarily of exempt-interest dividends.

Dividends paid by Colorado Tax Free Fund will be exempt from Colorado income taxes for individuals, trusts, estates and corporations to the extent that they are derived from interest on Colorado municipal securities. In addition, dividends derived from interest on Colorado municipal securities (including securities treated for federal purposes as private activity bonds) will not be subject to the alternative minimum tax that Colorado imposes on individuals, trusts and estates.

--------------------------------------------------------------------------------
SERVICES OFFERED

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling First American Funds Investor Services at 1-800-637-2548.



FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

FPR-COTXFR-00


                     3      FUND PROFILE - First American Colorado Tax Free Fund

                                                      SEPTEMBER 30, 2000


                                                      ASSET CLASSES

                                                       *   EQUITY FUNDS
                                                       *   FUNDS OF FUNDS
                                                       *   BOND FUNDS
                                                      (*)  TAX FREE FUNDS
                                                       *   MONEY MARKET FUNDS

FUND PROFILE



FIRST AMERICAN

MINNESOTA
   TAX FREE
        FUND

CLASS A AND CLASS C SHARES


THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 1-800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN MINNESOTA TAX FREE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Minnesota Tax Free Fund has an objective of providing maximum current income that is exempt from both federal income tax and Minnesota state income tax to the extent consistent with prudent investment risk.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Minnesota Tax Free Fund invests at least 80% of its total assets in municipal securities that pay interest that is exempt from federal and Minnesota income tax, including federal and state of Minnesota alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to federal and state of Minnesota alternative minimum tax. The fund may invest in: "general obligation" bonds, which are backed by the full faith, credit, and taxing power of the issuer; "revenue" bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source; participation interests in municipal leases; zero coupon municipal securities, which pay no cash income to their holders until they mature; and inverse floating rate municipal securities (up to 10% of the fund's total assets).

In selecting securities for the fund, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, fund managers evaluate factors such as credit quality, duration, maturity, yield, liquidity, and portfolio diversification.

The fund only invests in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. Unrated securities will not exceed 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. government securities and U.S. government agency securities).

The fund will attempt to maintain the weighted average maturity of its portfolio securities at 10 to 25 years under normal market conditions.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Inverse floating rate municipal securities may be highly volatile as interest rates rise or fall.

INCOME RISK. The fund's income could decline due to falling market interest rates.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities. The revenue bonds and municipal lease obligations in which the fund invests may entail greater credit risk than the fund's investments in general obligation bonds.

CALL RISK. Some municipal securities held by the fund may be redeemed by the issuer, or "called," prior to their stated maturity dates. If a security is redeemed during a time of declining interest rates, the fund may be unable to reinvest in securities providing as high a level of income.

RISKS OF MUNICIPAL LEASE OBLIGATIONS. Many municipal leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

POLITICAL AND ECONOMIC RISK. Because the fund invests primarily in municipal securities issued by the state of Minnesota and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. See the Statement of Additional Information for details. The value of municipal securities owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

RISKS OF NON-DIVERSIFICATION. The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of issuers than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, the fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower. The table compares the fund's performance for Class A shares over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. However, because Class C shares have not been offered for a full calendar year, no information is presented for these shares. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.


NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

                    1      FUND PROFILE - First American Minnesota Tax Free Fund

FIRST AMERICAN MINNESOTA TAX FREE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1),(2)

[BAR CHART]

   6.40%  10.97%  8.14%  11.97%  -5.47%  19.37%   2.73%   8.77%  6.40%  -2.92%
-------------------------------------------------------------------------------
   1990    1991   1992    1993    1994    1995    1996    1997   1998    1999

Best Quarter:
Quarter ending:   March 31, 1995    7.83%

Worst Quarter:
Quarter ending:   March 31, 1994   (4.94)%

AVERAGE ANNUAL TOTAL RETURNS              Inception         Year
AS OF 12/31/99(2)                              Date   To Date(3)   One Year   Five Years   Ten Years
----------------------------------------------------------------------------------------------------
Minnesota Tax Free Fund (Class A)           7/11/88        3.06%    (5.34)%        6.07%       6.15%
----------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index(4)                    7.01%    (2.07)%        6.91%       6.90%
----------------------------------------------------------------------------------------------------

(1)Total return (without sales charges reflected) for the period from 1/1/2000 to 9/30/2000 was 5.72%.
(2)On 7/31/98, the Minnesota Tax Free Fund became the successor by merger to the Piper Minnesota Tax-Exempt Fund, a series of Piper Funds Inc. Prior to the merger, the First American Fund had no assets or liabilities. Performance presented prior to 7/31/98 represents that of the Piper Minnesota Tax-Exempt Fund.
(3)Year to date performance for the fund (with sales charges reflected) and the index is for the period from 1/1/2000 to 9/30/2000.
(4)An unmanaged index comprised of fixed rate, investment grade tax-exempt bonds with remaining maturities of one year or more.

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

---------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                              CLASS A       CLASS C
---------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)
 AS A % OF OFFERING PRICE                                                       2.50%(2)      1.00%

 MAXIMUM DEFERRED SALES CHARGE (LOAD)
 AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS    0.00%(3)      1.00%

 ANNUAL MAINTENANCE FEE(4)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                              $25           $25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
---------------------------------------------------------------------------------------------------
 Management Fees                                                                0.70%         0.70%
 Distribution and Service (12b-1) Fees                                          0.25%         1.00%
 Other Expenses                                                                 0.22%         0.17%
 TOTAL                                                                          1.17%         1.87%
---------------------------------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor and the distributor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

 Waiver of Fund Expenses                                                      (0.22)%       (0.52)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                        0.95%         1.35%

THE ADVISOR AND DISTRIBUTOR INTEND TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.95% AND 1.35%, RESPECTIVELY, FOR CLASS A AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Certain investors may qualify for reduced sales charges.
(3)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.
(4)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares.

--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                           CLASS C                   CLASS C
                               assuming redemption    assuming no redemption
                 CLASS A     at end of each period     at end of each period
-------------------------------------------------------------------------------
   1 year         $  366                    $  388                    $  288
   3 years        $  612                    $  682                    $  682
   5 years        $  878                    $1,101                    $1,101
  10 years        $1,635                    $2,268                    $2,268


                    2      FUND PROFILE - First American Minnesota Tax Free Fund

FIRST AMERICAN MINNESOTA TAX FREE FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2000, it had more than $77 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

--------------------------------------------------------------------------------
BUYING FUND SHARES

You may become a shareholder of the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus any applicable sales load. Class A shares charge a front-end sales load that varies depending on the amount of your purchase (set forth in the chart below). Class C shares have a 1% front-end sales load and a contingent deferred sales charge
(CDSC) of 1% if the shares are redeemed within 18 months from the date of purchase. In addition to the different sales-load structures between Class A and Class C shares, the fees and expenses may vary (as set forth in the Fees and Expenses table contained in this Profile). See an investment professional to help determine which share class is best suited to your needs.

                                                                         Maximum
                                               Sales Charge          Reallowance
                                          As a % of     As a % of      as a % of
                                           Offering     Net Asset       Purchase
                                              Price         Value          Price
--------------------------------------------------------------------------------
Less than  $ 50,000                           2.50%         2.56%          2.25%
$ 50,000 - $ 99,999                           2.00%         2.04%          1.75%
$100,000 - $249,999                           1.50%         1.52%          1.25%
$250,000 - $499,999                           1.00%         1.01%          0.75%
$500,000 - $999,999                           0.75%         0.76%          0.50%
$1 million and over                           0.00%         0.00%          0.00%

You may purchase shares of the fund by contacting your investment professional or financial institution. You may also purchase shares of the fund by completing a new account application. New account applications may be obtained by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
SELLING FUND SHARES

If you are selling Class C shares, you may pay a CDSC.

If you purchased shares of the fund through an investment professional or financial institution, simply call them to sell your shares. You may also sell your shares by calling Investor Services at 1-800-637-2548. To sell shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Dividend and capital gain distributions will be reinvested in additional shares of the fund, unless you request otherwise. Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. The fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal income tax. However, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax. The fund expects that its distributions will consist primarily of exempt-interest dividends.

Minnesota Tax Free Fund intends to comply with certain state tax requirements so that dividends it pays that are attributable to interest on Minnesota municipal securities will be excluded from the Minnesota taxable net income of individuals, estates, and trusts. To meet these requirements, at least 95% of the exempt-interest dividends paid by the fund must be derived from interest income on Minnesota municipal securities. A portion of the fund's dividends may be subject to the Minnesota alternative minimum tax. Exempt-interest dividends are not excluded from the Minnesota taxable income of corporations and financial institutions.

--------------------------------------------------------------------------------
SERVICES OFFERED

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling First American Funds Investor Services at 1-800-637-2548.



FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

FPR-MNTXF-00


                    3      FUND PROFILE - First American Minnesota Tax Free Fund

                                                      SEPTEMBER 30, 2000


                                                      ASSET CLASSES

                                                       *   EQUITY FUNDS
                                                       *   FUNDS OF FUNDS
                                                       *   BOND FUNDS
                                                      (*)  TAX FREE FUNDS
                                                       *   MONEY MARKET FUNDS


FUND PROFILE



FIRST AMERICAN

TAX FREE
      FUND

CLASS A AND CLASS C SHARES


THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 1-800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN TAX FREE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Tax Free Fund has an objective of providing maximum current income that is exempt from federal income tax to the extent consistent with prudent investment risk.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Tax Free Fund invests at least 80% of its total assets in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax. The fund may invest in: "general obligation" bonds, which are backed by the full faith, credit, and taxing power of the issuer; "revenue" bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source; participation interests in municipal leases; zero coupon municipal securities, which pay no cash income to their holders until they mature; and inverse floating rate municipal securities (up to 10% of the fund's total assets).

In selecting securities for the fund, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, fund managers evaluate factors such as credit quality, duration, maturity, yield, liquidity, and portfolio and geographical diversification.

The fund only invests in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. Unrated securities will not exceed 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. government securities and U.S. government agency securities).

The fund will attempt to maintain the weighted average maturity of its portfolio securities at 10 to 25 years under normal market conditions.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Inverse floating rate municipal securities may be highly volatile as interest rates rise or fall.

INCOME RISK. The fund's income could decline due to falling market interest rates.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities. The revenue bonds and municipal lease obligations in which the fund invests may entail greater credit risk than the fund's investments in general obligation bonds.

CALL RISK. Some municipal securities held by the fund may be redeemed by the issuer, or "called," prior to their stated maturity dates. If a security is redeemed during a time of declining interest rates, the fund may be unable to reinvest in securities providing as high a level of income.

RISKS OF MUNICIPAL LEASE OBLIGATIONS. Many municipal leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

POLITICAL AND ECONOMIC CONDITIONS. The value of municipal securities owned by the fund may be adversely affected by state and local political and economic conditions and developments, or by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower. The table compares the fund's performance for Class A shares over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. However, because Class C shares have not been offered for a full calendar year, no information is presented for these shares. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.


               NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

                              1      FUND PROFILE - First American Tax Free Fund

FIRST AMERICAN TAX FREE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1),(2)

[BAR CHART]

   7.24%  12.03%  8.58%  14.55%  -8.46%  18.54%   3.45%   9.04%  6.02%  -4.83%
-------------------------------------------------------------------------------
   1990    1991   1992    1993    1994    1995    1996    1997   1998    1999

Best Quarter:
Quarter ending:   March 31, 1995    7.99%

Worst Quarter:
Quarter ending:   March 31, 1994   (7.65)%

AVERAGE ANNUAL TOTAL RETURNS             Inception         Year
AS OF 12/31/99(2)                             Date   To Date(3)    One Year   Five Years   Ten Years
----------------------------------------------------------------------------------------------------
Tax Free Fund (Class A)                    7/11/88        3.86%     (7.21)%        5.65%       6.05%
----------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index(4)                   7.01%     (2.07)%        6.91%       6.90%
----------------------------------------------------------------------------------------------------

(1)Total return (without sales charges reflected) for the period from 1/1/2000 to 9/30/2000 was 6.50%.
(2)On 7/31/98, the Tax Free Fund became the successor by merger to the Piper National Tax-Exempt Fund, a series of Piper Funds, Inc. Prior to the merger, the First American Fund had no assets or liabilities. Performance presented prior to 7/31/98 represents that of the Piper National Tax-Exempt Fund.
(3)Year to date performance for the fund (with sales charges reflected) and the index is for the period from 1/1/2000 to 9/30/2000.
(4)An unmanaged index comprised of fixed rate, investment grade tax-exempt bonds with remaining maturities of one year or more.

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

----------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                               CLASS A       CLASS C
----------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)
 AS A % OF OFFERING PRICE                                                        2.50%(2)      1.00%

 MAXIMUM DEFERRED SALES CHARGE (LOAD)
 AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS     0.00%(3)      1.00%

 ANNUAL MAINTENANCE FEE(4)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                               $25           $25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
----------------------------------------------------------------------------------------------------
 Management Fees                                                                 0.70%         0.70%
 Distribution and Service (12b-1) Fees                                           0.25%         1.00%
 Other Expenses                                                                  0.28%         0.23%
 TOTAL                                                                           1.23%         1.93%
----------------------------------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor and the distributor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

 Waiver of Fund Expenses                                                       (0.23)%       (0.58)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                         1.00%         1.35%

THE ADVISOR AND DISTRIBUTOR INTEND TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.95% AND 1.35%, RESPECTIVELY, FOR CLASS A AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Certain investors may qualify for reduced sales charges.
(3)Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.
(4)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares.

--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                           CLASS C                   CLASS C
                               assuming redemption    assuming no redemption
                 CLASS A     at end of each period     at end of each period
-------------------------------------------------------------------------------
   1 year         $  372                    $  394                    $  294
   3 years        $  631                    $  700                    $  700
   5 years        $  909                    $1,131                    $1,131
  10 years        $1,701                    $2,331                    $2,331


                              2      FUND PROFILE - First American Tax Free Fund

FIRST AMERICAN TAX FREE FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2000, it had more than $77 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

--------------------------------------------------------------------------------
BUYING FUND SHARES

You may become a shareholder of the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus any applicable sales load. Class A shares charge a front-end sales load that varies depending on the amount of your purchase (set forth in the chart below). Class C shares have a 1% front-end sales load and a contingent deferred sales charge
(CDSC) of 1% if the shares are redeemed within 18 months from the date of purchase. In addition to the different sales-load structures between Class A and Class C shares, the fees and expenses may vary (as set forth in the Fees and Expenses table contained in this Profile). See an investment professional to help determine which share class is best suited to your needs.

                                                                         Maximum
                                               Sales Charge          Reallowance
                                          As a % of     As a % of      as a % of
                                           Offering     Net Asset       Purchase
                                              Price         Value          Price
--------------------------------------------------------------------------------
Less than  $ 50,000                           2.50%         2.56%          2.25%
$ 50,000 - $ 99,999                           2.00%         2.04%          1.75%
$100,000 - $249,999                           1.50%         1.52%          1.25%
$250,000 - $499,999                           1.00%         1.01%          0.75%
$500,000 - $999,999                           0.75%         0.76%          0.50%
$1 million and over                           0.00%         0.00%          0.00%

You may purchase shares of the fund by contacting your investment professional or financial institution. You may also purchase shares of the fund by completing a new account application. New account applications may be obtained by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
SELLING FUND SHARES

If you are selling Class C shares, you may pay a CDSC.

If you purchased shares of the fund through an investment professional or financial institution, simply call them to sell your shares. You may also sell your shares by calling Investor Services at 1-800-637-2548. To sell shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Dividend and capital gain distributions will be reinvested in additional shares of the fund, unless you request otherwise. Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. The fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal income tax. However, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax. The fund expects that its distributions will consist primarily of exempt-interest dividends. Tax Free Fund's exempt-interest dividends may be subject to state or local taxes.

--------------------------------------------------------------------------------
SERVICES OFFERED

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling First American Funds Investor Services at 1-800-637-2548.



FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

FPR-TAXFR-00


                              3      FUND PROFILE - First American Tax Free Fund